                                                     Registration Nos. 333-25549
                                                                       811-02441

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 ----
     Post-Effective Amendment No. 8                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 101                                                       [X]

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Officers) (Zip Code)

                                 (713) 831-1230
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                         American General Life Companies
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [X]  Immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  On date pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  On date pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS
                                   MAY 2, 2005
                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. Box 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the WM Variable Trust ("Trust"):

                Portfolios                                  Funds
                ----------                                  -----
     .    Flexible Income Portfolio         .    Equity Income Fund
     .    Conservative Balanced Portfolio   .    Growth & Income Fund
     .    Balanced Portfolio                .    West Coast Equity Fund
     .    Conservative Growth Portfolio     .    Mid Cap Stock Fund
     .    Strategic Growth Portfolio        .    Growth Fund
                                            .    Small Cap Growth Fund
                                            .    International Growth Fund
                                            .    Short Term Income Fund
                                            .    U.S. Government Securities Fund
                                            .    Income Fund
                                            .    Money Market Fund

Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of the WM Variable Trust.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated May 2, 2005. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 36 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The telephone number is 1-800-277-0914. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                           WM STRATEGIC ASSET MANAGER
                               TABLE OF CONTENTS

DEFINITIONS..................................................................  4
FEE TABLE....................................................................  6
SUMMARY OF CONTRACT PROVISIONS...............................................  7
   Minimum Investment Requirements...........................................  7
   Purchase Payment Accumulation.............................................  7
   Fixed and Variable Annuity Payments.......................................  8
   Changes in Allocations Among Divisions and Guarantee Periods..............  8
   Surrenders and Withdrawals................................................  8
   Cancellation Right........................................................  8
   Death Proceeds............................................................  9
   Limitations Imposed by Retirement Plans and Employers.....................  9
   Communications to Us......................................................  9
   Financial and Performance Information.....................................  9
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)..................................  9
FINANCIAL INFORMATION........................................................ 11
AGL.......................................................................... 11
SEPARATE ACCOUNT D........................................................... 11
THE SERIES................................................................... 11
   Voting Privileges......................................................... 12
THE FIXED ACCOUNT............................................................ 13
   Guarantee Periods......................................................... 13
   Crediting Interest........................................................ 14
   New Guarantee Periods..................................................... 14
CONTRACT ISSUANCE AND PURCHASE PAYMENTS...................................... 14
   Payments.................................................................. 14
   Minimum Requirements...................................................... 14
OWNER ACCOUNT VALUE.......................................................... 15
   Variable Account Value.................................................... 15
   Fixed Account Value....................................................... 15
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
   WITHDRAWAL OF OWNER ACCOUNT VALUE......................................... 16
   Transfers................................................................. 16
   Automatic Rebalancing..................................................... 17
   Market Timing............................................................. 17
   Surrenders................................................................ 18
   Partial Withdrawals....................................................... 18
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS................................... 19
   Annuity Commencement Date................................................. 19
   Application of Owner Account Value........................................ 19
   Fixed and Variable Annuity Payments....................................... 19
   Annuity Payment Options................................................... 20
   Election of Annuity Payment Option........................................ 20
   Available Annuity Payment Options......................................... 22
   Transfers................................................................. 22
DEATH PROCEEDS............................................................... 22
   Death Proceeds Before the Annuity Commencement Date....................... 22
   Death Proceeds After the Annuity Commencement Date........................ 23
   Proof of Death............................................................ 23
CHARGES UNDER THE CONTRACTS.................................................. 24
   Premium Taxes............................................................. 24
   Surrender Charge.......................................................... 24
   Special Surrender Charge Rules for Contracts Issued After
      October 1, 1998 and Before February 15, 2000........................... 25
   Special Surrender Charge Rules for Contracts Issued Before
      October 2, 1998........................................................ 26
   Transfer Charges.......................................................... 26
   Annual Contract Fee....................................................... 27
   Charge to the Separate Account............................................ 27
   Miscellaneous............................................................. 27

   Systematic Withdrawal Plan................................................ 27
   One-Time Reinstatement Privilege.......................................... 27
   Reduction in Surrender Charges or Administrative Charges.................. 28
LONG-TERM CARE AND TERMINAL ILLNESS.......................................... 28
   Long-Term Care............................................................ 28
   Terminal Illness.......................................................... 28
OTHER ASPECTS OF THE CONTRACTS............................................... 28
   Owners, Annuitants, and Beneficiaries; Assignments........................ 28
   Reports................................................................... 29
   Rights Reserved by Us..................................................... 29
   Payment and Deferment..................................................... 29
FEDERAL INCOME TAX MATTERS................................................... 30
   General................................................................... 30
   Non-Qualified Contracts................................................... 30
   Individual Retirement Annuities ("IRAs").................................. 31
   Roth IRAs................................................................. 33
   Simplified Employee Pension Plans......................................... 33
   Simple Retirement Accounts................................................ 33
   Other Qualified Plans..................................................... 33
   Private Employer Unfunded Deferred Compensation Plans..................... 34
   Economic Growth and Tax Relief Reconciliation Act of 2001................. 34
   Federal Income Tax Withholding and Reporting.............................. 35
   Taxes Payable by AGL and the Separate Account............................. 35
DISTRIBUTION ARRANGEMENTS.................................................... 35
SERVICE AGREEMENTS........................................................... 35
LEGAL MATTERS................................................................ 36
OTHER INFORMATION ON FILE.................................................... 36
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................. 36

DEFINITIONS

We, our and us - American General Life Insurance Company ("AGL").

You and your - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

Account Value - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

Accumulation Unit - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

Annuitant - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

Annuity Administration Department - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

Annuity Commencement Date - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

Annuity Payment Option - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

Annuity Period - the period of time during which we make annuity payments under an Annuity Payment Option.

Annuity Unit - a measuring unit used to calculate the amount of Variable Annuity Payments.

Beneficiary - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

Code - the Internal Revenue Code of 1986, as amended.

Contingent Annuitant - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

Contingent Beneficiary - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

Contract - an individual annuity Contract offered by this Prospectus.

Contract Anniversary - each anniversary of the date of issue of the Contract.

Contract Year - each year beginning with the date of issue of the Contract.

Division - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

Fixed Account Value - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

Fixed Annuity Payments - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

General Account - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

Guaranteed Interest Rate - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

Guarantee Period - the period for which we credit a Guaranteed Interest Rate.

Home Office - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

Investment Company Act of 1940 ("1940 Act") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

Non-Qualified - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Owner - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

Qualified - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Separate Account - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

Surrender Charge - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

Valuation Date - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

Valuation Period - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

Variable Account Value - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

Variable Annuity Payments - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

Written - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Owner Transaction Charges
-------------------------
Front-End Sales Charge Imposed on Purchases..................       0%
Maximum Surrender Charge/1/..................................     7.0%
(computed as a percentage of purchase payments surrendered)
Transfer Fee.................................................   $  25/2/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Annual Contract Fee/3/.......................................   $  35

Separate Account Annual Expenses (as a percentage of average daily Variable Account Value)

   Mortality and Expense Risk Charge.........................    1.25%
   Administrative Expense Charge.............................    0.15%
                                                                 ----
Total Separate Account Annual Expenses.......................    1.40%
                                                                 ====

Portfolio and Underlying Fund Expenses

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                    Minimum   Maximum
------------------------------------------------------------   -------   -------
(Expenses that are deducted from the assets of a Mutual
Fund, including management fees, distribution and/or service
(12b-1) fees, and other expenses)                               0.54%     1.16%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Minimum                                     $906     $1,085    $1,449    $2,342
--------------------------------------------------------------------------------
Maximum                                     $968     $1,272    $1,761    $2,971
--------------------------------------------------------------------------------

----------
/1/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

/2/ You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

/3/ This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Minimum                                     $906     $1,060    $1,429    $2,342
--------------------------------------------------------------------------------
Maximum                                     $968     $1,247    $1,741    $2,971
--------------------------------------------------------------------------------

(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Minimum                                     $801     $1,060    $1,429    $2,342
--------------------------------------------------------------------------------
Maximum                                     $863     $1,247    $1,741    $2,971
--------------------------------------------------------------------------------

(4) If you do not surrender your Contract:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Minimum                                     $206     $635      $1,089    $2,342
--------------------------------------------------------------------------------
Maximum                                     $268     $822      $1,401    $2,971
--------------------------------------------------------------------------------

Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

     . the accumulation of purchase payments on a fixed or variable basis, and

     . the application of such accumulations to provide Fixed or Variable Annuity Payments.

Minimum Investment Requirements

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

     .    the amount we receive on the date of issue of your Contract, and

     . any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

Purchase Payment Accumulation

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

Fixed and Variable Annuity Payments

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

Changes in Allocations Among Divisions and Guarantee Periods

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

Surrenders and Withdrawals

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

Cancellation Right

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     .    your Account Value, and

     .    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

Death Proceeds

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

Limitations Imposed by Retirement Plans and Employers

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

Communications to Us

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

Financial and Performance Information

We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the Statement of Additional Information. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of the Trust.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (Unaudited)

The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.

                       AU Value
                      (Beginning     AU Value    AU Value   AU Value   AU Value   AU Value   AU Value   AU Value   AU Value
                          of            at          at         at         at         at         at         at         at
Division              Period)/1/   12/31/97/2/   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04
-------------------   ----------   -----------   --------   --------   --------   --------   --------   --------   --------
Flexible Income
   Portfolio             $5.00        $5.09        $5.61     $ 6.01      $6.27      $6.48      $6.53      $7.29      $6.48
Conservative
   Balanced
   Portfolio/3/          $5.05        $5.05        $5.21     $ 5.24      $5.42      $5.48      $5.28      $6.09      $5.48
Balanced
   Portfolio             $5.00        $5.19        $6.00     $ 7.56      $7.49      $7.39      $6.65      $8.05      $7.39
Conservative
   Growth Portfolio      $5.00        $5.20        $6.15     $ 8.45      $8.13      $7.73      $6.44      $8.18      $7.73
Strategic Growth
   Portfolio             $5.00        $5.31        $6.60     $ 9.64      $9.15      $8.46      $6.63      $8.70      $8.46
Equity Income Fund       $5.00           --        $5.10     $ 5.16      $5.96      $6.34      $5.47      $7.02      $6.34
Growth & Income
   Fund                  $5.00           --        $5.27     $ 6.14      $6.19      $5.89      $4.58      $5.73      $5.89
West Coast Equity
   Fund                  $5.00           --        $5.42     $ 7.50      $7.86      $8.29      $6.33      $8.95      $8.29
Mid Cap Stock
   Fund                  $5.00           --           --         --      $5.82      $6.42      $5.68      $7.15      $6.42
Growth Fund              $5.00           --        $6.51     $12.66      $9.73      $6.81      $4.63      $5.90      $6.81

                      AU Value
                     (Beginning     AU Value    AU Value   AU Value   AU Value   AU Value   AU Value   AU Value   AU Value
                         of            at          at         at         at         at         at         at         at
Division             Period)/1/   12/31/97/2/   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04
------------------   ----------   -----------   --------   --------   --------   --------   --------   --------   --------
Small Cap Growth
   Fund                 $5.00           --        $5.26     $ 8.87      $7.83      $6.73      $3.51      $5.93      $6.73
International
   Growth Fund          $5.00           --        $4.51     $ 6.76      $5.34      $4.33      $3.60      $4.81      $4.33
Short Term
   Income Fund          $5.00           --        $5.12     $ 5.20      $5.55      $5.92      $6.20      $6.45      $5.92
U.S. Government
   Securities Fund      $5.00           --        $5.15     $ 5.10      $5.52      $5.86      $6.30      $6.34      $5.86
Income Fund             $5.00           --        $5.13     $ 4.95      $5.39      $5.75      $6.21      $6.72      $5.75
Money Market Fund       $5.00        $5.08        $5.26     $ 5.43      $5.66      $5.79      $5.79      $5.75      $5.79

                        AU               AU              AU               AU
                    Outstanding     Outstanding      Outstanding      Outstanding
Division          at 12/31/97/2/    at 12/31/98      at 12/31/99      at 12/31/00
---------------   --------------   -------------   --------------   --------------
Flexible Income
   Portfolio       19,655.774        197,772.388    3,439,144.532    5,785,165.233
Conservative
   Balanced
   Portfolio            0.000/3/     159,223.103    1,096,861.668    1,499,025.578
Balanced
   Portfolio      453,339.806      1,859,881.570   12,033,168.476   32,836,153.871
Conservative
   Growth
   Portfolio      264,038.616      1,637,321.182    8,513,968.886   28,335,202.170
Strategic
   Growth
   Portfolio      111,494.836        749,671.602    3,584,668.199   10,506,667.519
Equity Income
   Fund                    --        305,153.917    2,272,960.294    2,671,970.525
Growth & Income
   Fund                    --        502,841.030    5,205,744.062    9,352,990.287
West Coast
   Equity Fund             --         58,117.270    1,091,631.484    3,024,359.456
Mid Cap Stock
   Fund                    --                 --               --      394,124.813
Growth Fund                --        232,430.131    4,728,611.423   10,071,085.242
Small Cap
   Growth Fund             --         25,966.576      325,450.027    1,357,176.480
International
   Growth Fund             --         30,476.828      288,477.422      915,393.029
Short Term
   Income Fund             --         15,012.476      259,468.345      385,576.563
U.S. Government
   Securities
   Fund                    --         76,666.683    1,417,780.628    2,036,726.008
Income Fund                --         91,650.920      791,572.990    1,259,062.641
Money Market
   Fund            17,424.448        148,140.839      694,836.836    1,905,969.912

                        AU               AU               AU              AU
                    Outstanding      Outstanding      Outstanding    Outstanding
Division            at 12/31/01      at 12/31/02      at 12/31/03    at 12/31/04
---------------   --------------   --------------   --------------   -----------
Flexible Income
   Portfolio       8,182,975.352    9,808,934.082    7,868,316.436     8,182,975
Conservative
   Balanced
   Portfolio       2,351,793.582    2,261,546.551    2,035,584.995     2,351,794
Balanced
   Portfolio      40,969,356.326   34,906,844.567   31,038,323.542    40,969,356
Conservative
   Growth
   Portfolio      33,856,563.630   26,163,599.894   21,673,180.428    33,856,564
Strategic
   Growth
   Portfolio      11,050,599.132    8,646,313.010    7,264,858.545    11,050,599
Equity Income
   Fund            3,246,150.397    3,088,847.446    2,828,240.659     3,246,150
Growth & Income
   Fund            9,551,972.874    7,300,111.330    5,917,060.683     9,551,973
West Coast
   Equity Fund     3,331,295.113    2,712,340.482    2,486,638.457     3,331,295
Mid Cap Stock
   Fund              823,142.998      915,142.688      803,239.487       823,143
Growth Fund        8,330,605.412    5,917,083.216    4,884,654.061     8,330,605
Small Cap
   Growth Fund     1,240,993.128    1,002,626.559      927,137.008     1,240,993
International
   Growth Fund       781,327.828      643,141.049      560,816.206       781,328
Short Term
   Income Fund       520,841.088      816,941.328      683,336.872       520,841
U.S. Government
   Securities
   Fund            3,747,397.969    6,054,654.976    3,935,171.725     3,747,398
Income Fund        1,824,297.760    2,221,944.625    2,087,184.296     1,824,298
Money Market
   Fund            3,412,875.657    3,980,318.493    2,191,061.078     3,412,876

----------
/1/ The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000. The Small Cap Growth Fund was previously known as the Small Cap Stock Fund.

/2/ Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions which commenced operations before January 1, 1998.

/3/ The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the Statement. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of the Trust. (See "Contents of Statement of Additional Information.")

AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Funds) of the Trust.

The five "Portfolios" are funded by Series that operate differently from the other 11 "Series." You should carefully read the information described in "The Series" section of this prospectus. You can also find more information about the Portfolios in the Trust's prospectus.

The Trust offers Class 1 shares of these Series, without sales charges, to Separate Account D. The Trust may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

-----------------------------------------------------------------
Strategic Growth Portfolio        Growth Fund
-----------------------------------------------------------------
Conservative Growth Portfolio     Mid Cap Stock Fund
-----------------------------------------------------------------
Balanced Portfolio                Small Cap Growth Fund
-----------------------------------------------------------------
Conservative Balanced Portfolio   International Growth Fund
-----------------------------------------------------------------
Flexible Income Portfolio         Short Term Income Fund
-----------------------------------------------------------------
Equity Income Fund                U.S. Government Securities Fund
-----------------------------------------------------------------
Growth & Income Fund              Income Fund
-----------------------------------------------------------------
West Coast Equity Fund            Money Market Fund
-----------------------------------------------------------------

WM Advisors, Inc. is the investment advisor of each Series of the Trust. Capital Guardian Trust Company is the sub-advisor of the International Growth Fund. Salomon Brothers Asset Management, Inc., OppenheimerFunds, Inc. and Janus Capital Management LLP jointly sub-advise the Growth Fund. WM Funds Distributor, Inc. is the distributor of shares of each Series of the Trust. None of these companies are affiliated with AGL.

Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The Trust prospectus also provides detailed information about the Trust's allocation of the assets of each Portfolio among the other Series of the Trust and the WM High Yield Fund (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that Owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the Trust prospectus for more details.

Lower-rated fixed income securities, such as those in which the Equity Income, Growth & Income, Growth, Small Cap Growth, and Income Funds may invest, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Funds in the Trust's prospectus and related statement of additional information and consider your ability to assume the risks of making an investment in the Divisions which invest in them.

You may obtain additional copies of this Prospectus or the Trust's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series in which you are interested.

Voting Privileges

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     .    You, as the Owner, before the Annuity Commencement Date, and

     .    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     .    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     .    For each Annuitant or payee during the Annuity Period, we will divide
          (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future

          Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

Guarantee Periods

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Fund Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

Crediting Interest

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

New Guarantee Periods

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Payments

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

Minimum Requirements

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Fund Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

Variable Account Value

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

Fixed Account Value

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

     . Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
WITHDRAWAL OF OWNER ACCOUNT VALUE

Transfers

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     . You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     . If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

     . You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     . You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

     .    the amount we are to transfer under the plan,

     . the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and

     .    the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     .    make new purchase payments, and

     . do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     .    not count towards the 12 free transfers each Contract Year,

     .    not incur a $25 charge,

     . not be subject to the 25% limitation on transfers from the Guarantee Period, and

     . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     .    verification of the Contract number,

     .    verification of the identity of the caller,

     .    verification of both the Annuitant's and Owner's names, and

     .    a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

Automatic Rebalancing

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Contract Owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

          . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

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          .    exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

Surrenders

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

     . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     .    minus any applicable Surrender Charge,

     .    minus any uncollected Contract Fee (see "Annual Contract Fee"), and

     .    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

Partial Withdrawals

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

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The Code imposes a penalty tax on certain premature surrenders or withdrawals.
See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

Annuity Commencement Date

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

Application of Owner Account Value

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

Fixed and Variable Annuity Payments

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

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

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

Annuity Payment Options

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     . We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

Election of Annuity Payment Option

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

Available Annuity Payment Options

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

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Option 1 - Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

Option 3 - Joint and Last Survivor Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

Option 4 - Payments for a Designated Period - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

Option 5 - Payments of a Specific Dollar Amount - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Alternative Amount Under Fixed Life Annuity Options - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

Transfers

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the

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

value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

Death Proceeds Before the Annuity Commencement Date

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

     . the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

     . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     . the "highest anniversary value" before the date of death, as defined below.

          The highest anniversary value before the date of death will be determined as follows:

               (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

               (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

               (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

               The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     .    proof of the Owner's or Annuitant's death, and

     . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

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

     .    We will distribute all amounts:

               (a)  within five years of the date of death, or

               (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

Death Proceeds After the Annuity Commencement Date

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     .    have all the remaining rights and powers under a Contract, and

     .    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

Proof of Death

We accept the following as proof of any person's death:

     .    a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     .    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

Premium Taxes

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

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

     .    from purchase payment(s) when received;

     .    from the Owner's Account Value at the time annuity payments begin;

     .    from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

Surrender Charge

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                      Surrender Charge as a
 Year of Purchase    Percentage of Purchase
Payment Withdrawal      Payment Withdrawn
------------------   ----------------------

1st                            7%
2nd                            6%
3rd                            5%
4th                            5%
5th                            4%
6th                            3%
7th                            2%
Thereafter                     0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     .    total surrender;

     .    partial withdrawal;

     .    commencement of an Annuity Payment Option; and

     .    termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     . upon death of the Annuitant, at any age, after the Annuity Commencement Date;

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

     . upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     . upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     . upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     .    within the 30-day window under the One-Time Reinstatement Privilege;

     . if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and

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

          automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued Before October 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Transfer Charges

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

Annual Contract Fee

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

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Charge to the Separate Account

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

     .    our actuarial estimate of mortality rates may prove erroneous,

     .    Annuitants will live longer than expected, and

     . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

Miscellaneous

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

Systematic Withdrawal Plan

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

One-Time Reinstatement Privilege

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

Reduction in Surrender Charges or Administrative Charges

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

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LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

Long-Term Care

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

Terminal Illness

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

Owners, Annuitants, and Beneficiaries; Assignments

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

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

Reports

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

Rights Reserved by Us

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     .    reflect a change in the Separate Account or any Division;

     .    create new separate accounts;

     . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     . transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     .    add, restrict or remove Guarantee Periods of the Fixed Account;

     .    make any new Division available to you on a basis we determine;

     . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     .    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

Payment and Deferment

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

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

     .    the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

General

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

Non-Qualified Contracts

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     .    the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

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In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     .    made on or after the recipient reaches age 59 1/2;

     .    made on account of the recipient's becoming disabled;

     . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

Individual Retirement Annuities ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2005, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $4,000 or 100% of the individual's earned income. If you are age 50 or older, the $4,000 limit increases to $4,500. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $8,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $9,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of not more than $50,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $60,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $50,000 and $60,000 the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $70,000 and $80,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not

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

an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $4,000 or 100% of the individual's earned income ($4,500 if 50 or older), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $150,000 to $160,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.

Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     .    annuities paid over a life or life expectancy;

     .    installments for a period of ten years or more; and

     .    required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. This does not apply to "Roth" IRAs.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

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Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

Roth IRAs

Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2005, the maximum purchase payments for a Roth IRA is $4,000 per year (or $4,500 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($4,500 if you are 50 or older).

An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

Simplified Employee Pension Plans

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $42,000 for 2005.

If you are 50 and older, additional contributions can be made to your SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $4,000 or your compensation for the year.

Simple Retirement Accounts

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $10,000 for 2005 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed for 2005 is the lesser of $2,000 or your compensation for the years reduced by your other elective deferrals for the year.

Other Qualified Plans

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to an alternate payee pursuant to a qualified domestic relations order;

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

Private Employer Unfunded Deferred Compensation Plans

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

Federal Income Tax Withholding and Reporting

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

Taxes Payable by AGL and the Separate Account

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and WM Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, WM Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of the NASD.

AGL offers the Contracts on a continuous basis. AGL and WM Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. WM Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates WM Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay WM Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with WM Advisors, Inc. to provide certain services and discharge certain obligations. Under the arrangement, WM Advisors, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Funds purchased by AGL at Contract Owners' instructions.

LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information............................................................2
Regulation and Reserves........................................................2
Accounting and Auditing Experts................................................3
Services.......................................................................3
Principal Underwriter..........................................................4
Annuity Payments...............................................................4
   Gender of Annuitant.........................................................4
   Misstatement of Age or Gender and Other Errors..............................4
Change of Investment Advisor or Investment Policy..............................4
Performance Data for the Divisions.............................................5
   Average Annual Total Return Calculations....................................5
   Total Return Calculations (without Surrender Charge or Annual Contract
      Fee).....................................................................5
   Cumulative Total Return Calculations (without Surrender Charge or Annual
      Contract Fee)............................................................6
   Hypothetical Performance....................................................6
   Yield Calculations..........................................................6
   Money Market Fund Division Yield and Effective Yield Calculations...........6
Effect of Tax-Deferred Accumulation............................................7
Financial Statements...........................................................8
   Separate Account Financial Statements.......................................9
   AGL Financial Statements....................................................9
   Index to Financial Statements...............................................9

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 2, 2005

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 2 , 2005, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the WM Variable Trust. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."

                                TABLE OF CONTENTS

General Information............................................................2

Regulation and Reserves .......................................................2

Accounting and Auditing Experts................................................3

Services.......................................................................4

Principal Underwriter..........................................................4

Annuity Payments...............................................................4
   Gender of Annuitant.........................................................4
   Misstatement of Age or Gender and Other Errors..............................4

Change of Investment Adviser or Investment Policy..............................4

Performance Data for the Divisions.............................................5
   Average Annual Total Return Calculations....................................5
   Total Return Calculations (without Surrender Charge or Annual
      Contract Fee)............................................................5
   Cumulative Total Return Calculations (without Surrender Charge or Annual
      Contract Fee)............................................................6
   Hypothetical Performance....................................................6
   Yield Calculations..........................................................6
   Money Market Fund Division Yield and Effective Yield Calculations...........7

Effect of Tax-Deferred Accumulation............................................7

Financial Statements...........................................................8

Index to Financial Statements..................................................8

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

--------------------------------------------------------------------------------
                             REGULATION AND RESERVES
--------------------------------------------------------------------------------

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     .    benefit reserve requirements,

     .    adequacy of insurance company capital and surplus,

     .    various operational standards, and

     .    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     .    employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

--------------------------------------------------------------------------------
                         ACCOUNTING AND AUDITING EXPERTS
--------------------------------------------------------------------------------

The consolidated financial statements of American General Life Insurance Company at December 31, 2004 and 2003, and for each of the two years in the period ended December 31, 2004 are presented in this Statement of Additional Information. The consolidated financial statements of American General Life Insurance Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account option(s).

The financial statements of AGL Separate Account D at December 31, 2004 and for each of the two years in the period ended December 31, 2004 included in this registration statement have been audited by PricewaterhouseCoopers LLP ("PWC"), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of PWC given on the authority of such firm as experts in accounting and auditing. The address of PWC is 1201 Louisiana, 29th Floor, Houston, Texas 77002.

--------------------------------------------------------------------------------
                                    SERVICES
--------------------------------------------------------------------------------

AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, AGL paid AGLC for these services $329,659,308, $299,019,857, and $99,267,147, respectively.

--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is registered with the Securities and Exchange Commission and is a member of the NASD. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

--------------------------------------------------------------------------------
                                ANNUITY PAYMENTS
--------------------------------------------------------------------------------

Gender of Annuitant

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

Misstatement of Age or Gender and Other Errors

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

--------------------------------------------------------------------------------
                CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY
--------------------------------------------------------------------------------

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

--------------------------------------------------------------------------------
                       PERFORMANCE DATA FOR THE DIVISIONS
--------------------------------------------------------------------------------

We may quote investment results for the available Divisions of Separate Account D from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

Average Annual Total Return Calculations

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange ("SEC") prescribes:

We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

We calculate the ending redeemable value ("redeemable value") of that investment at the end of the 1, 5, and 10 year period. If Average Annual Total Return for a Division is not available for a stated period we may show Average Annual Total Return since inception. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

We divide the redeemable value by the initial investment.

We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

Effective August 1, 2000, the Conservative Balanced Portfolio Division changed its name from the Income Portfolio Division. The Income Portfolio Division originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. We use April 22, 1998 as the commencement of operations date for the Division. Effective August 1, 2000, the Equity Income Fund changed its name from the Bond & Stock Fund. Effective March 1, 2002, the Growth Fund of the Northwest changed its name to the West Coast Equity Fund. Prior to March 1, 2004, the Small Cap Growth Fund was known as the Small Cap Stock Fund.

Total Return Calculations (without Surrender Charge or Annual Contract Fee)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Contract will continue through the end of each period. We also do not deduct the Annual Contract Fee. Deducting these charges would reduce the resulting performance results.

Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures will be calculated for 1, 5, and 10 year periods. If Cumulative total return for a Division is not available for a stated period we may show cumulative total returns since Division inception. Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes, any applicable Surrender Charge, or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                 C = (ERV/P) - 1
Where:
C =    cumulative total return
P =    a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

Hypothetical Performance

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division.

The inception dates for each Series corresponding to the Divisions are: U.S. Government Securities Fund, May 6, 1993; Money Market, Income, Growth, and International Growth Funds, May 7, 1993; Short Term Income, Growth & Income, and Small Cap Stock Funds, January 12, 1994; Strategic Growth, Conservative Growth, and Balanced Portfolios, June 2, 1997; Flexible Income Portfolio, September 8, 1997; Conservative Balanced Portfolio, April 22, 1998; West Coast Equity Fund, April 29, 1998; Equity Income Fund, April 30, 1998; Mid Cap Stock Fund, May 1, 2000.

Yield Calculations

We calculate the yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions by a standard method that the SEC prescribes. We calculate the yield quotation by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

YIELD = 2[((a-b)/cd + 1)/6/ B 1]

a = net dividends and interest earned during the period by the Series attributable to the Division

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

Money Market Fund Division Yield and Effective Yield Calculations

We calculate the Money Market Fund Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the Accumulation Unit value during the period.

     . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation.

We determine the Money Market Fund Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1.

Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

--------------------------------------------------------------------------------
                       EFFECT OF TAX-DEFERRED ACCUMULATION
--------------------------------------------------------------------------------

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

     . a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"), and

     . an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                                   5 Years   10 Years   20 Years
                                                  --------   --------   --------
                                                  (7.50% earnings rate)
Contract                                          $143,563   $206,103   $424,785
Contract (after Taxes)                            $131,365   $176,394   $333,845
Taxable Investment                                $130,078   $169,202   $286,294
                                                  (10.00% earnings rate)
Contract                                          $161,051   $259,374   $672,750

                                                   5 Years   10 Years   20 Years
                                                  --------   --------   --------
Contract (after Taxes)                            $143,957   $214,749   $512,380
Taxable Investment                                $141,571   $200,423   $401,694

The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

     .    a Mortality and Expense Risk Charge of 1.25%,

     . a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 7%,

     .    an Administrative Expense Charge of 0.15%, and

     .    an Annual Contract Fee of $35.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

Separate Account Financial Statements

The statement of net assets as of December 31, 2004 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

The consolidated balance sheet of AGL as of December 31, 2004 and 2003 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the years then ended, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

I.   Separate Account 2004 D Financial Statements
     --------------------------------------------

     Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm Summary of Financial Statements

     Statement of Net Assets and Statement of Operations for the year ended December 31, 2004
     Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
     Notes to Financial Statements

II.  AGL 2004 Consolidated Financial Statements
     ------------------------------------------

     You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts

     Report of PricewaterhouseCoopers LLP, Independent Registered Public
        Accounting Firm
     Consolidated Balance Sheets as of December 31, 2004, and 2003
     Consolidated Statements of Income for the years ended December 31, 2004 and
        2003
     Consolidated Statements of Shareholder's Equity for the years ended
        December 31, 2004 and 2003
     Consolidated Statements of Comprehensive Income for the years ended
        December 31, 2004 and 2003
     Consolidated Statements of Cash Flows for the years ended December 31, 2004 and 2003
     Notes to Consolidated Financial Statements

[LOGO] AIG American General

                                                                Variable Annuity
                                                              Separate Account D

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                                         American General Life Insurance Company
                          A member company of American International Group, Inc.

LETTERHEAD [PricewaterhouseCoopers LLP]

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002, expressed an unqualified opinion thereon.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Divisions for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003 and 2002.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2004

                                                                                                                         Net assets
                                                                  Due from (to)                 Contract    Contract    attributable
                                                   Investment     American General              owners -    owners -    to contract
                                                 securities - at  Life Insurance                annuity   accumulation     owner
Divisions                                          fair value        Company        Net Assets  reserves   reserves      reserves
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I       $2,600,465           $--        $2,600,465    $229     $2,600,236    $2,600,465
AIM V.I. Premier Equity Fund - Series I              7,907,310            (4)        7,907,306     206      7,907,100     7,907,306
Alger American Leveraged AllCap
   Portfolio - Class O Shares                              203            (1)              202     202             --           202
Alger American MidCap Growth Portfolio -
   Class O Shares                                          211            (1)              210     210             --           210
American Century VP Inflation Protection
   Fund - Class II                                         207            (1)              206     206             --           206
American Century VP Value Fund - Class I             2,729,905            --         2,729,905     211      2,729,694     2,729,905
Ayco Growth Fund                                            --            --                --      --             --            --
Credit Suisse Small Cap Growth Portfolio               759,382            (4)          759,378     204        759,174       759,378
Dreyfus IP MidCap Stock Portfolio -
   Initial shares                                    1,180,169             7         1,180,176     218      1,179,958     1,180,176
Dreyfus Socially Responsible Growth
   Fund - Initial shares                             3,132,034            (1)        3,132,033      --      3,132,033     3,132,033
Dreyfus VIF Developing Leaders
   Portfolio - Initial shares                        4,638,506            (1)        4,638,505     210      4,638,295     4,638,505
Dreyfus VIF Quality Bond
   Portfolio - Initial shares                        6,980,516            (1)        6,980,515     207      6,980,308     6,980,515
Evergreen Offit VA Emerging Markets
   Bond Fund - Class 1                                      --            --                --      --             --            --
Evergreen Offit VA U.S. Government Securities
   Fund - Class 1                                           --            --                --      --             --            --
Evergreen VA High Income Fund - Class 1              5,665,545             9         5,665,554      --      5,665,554     5,665,554
Evergreen VA Strategic Income Fund - Class 1            34,746            (6)           34,740      --         34,740        34,740
Fidelity VIP Asset Manager Portfolio - Initial
   Class                                               145,316            (8)          145,308      --        145,308       145,308
Fidelity VIP Asset Manager Portfolio - Service
   Class 2                                           1,178,318            (1)        1,178,317     204      1,178,113     1,178,317
Fidelity VIP Contrafund Portfolio - Service
   Class 2                                           3,773,469            (1)        3,773,468     214      3,773,254     3,773,468
Fidelity VIP Equity-Income Portfolio - Service
   Class 2                                           4,109,250            --         4,109,250     211      4,109,039     4,109,250
Fidelity VIP Growth Portfolio - Service Class 2      2,681,460             1         2,681,461     200      2,681,261     2,681,461
Fidelity VIP Index 500 Portfolio - Initial
   Class                                                82,545            --            82,545      --         82,545        82,545
Fidelity VIP Mid Cap Portfolio - Service
   Class 2                                                 233            (1)              232     232             --           232
Fidelity VIP Overseas Portfolio - Initial Class         34,161            --            34,161      --         34,161        34,161
Franklin Templeton - Franklin Small Cap Value
   Securities Fund - Class 2                               224            (1)              223     223             --           223
Franklin Templeton - Franklin U.S. Government
   Fund - Class 2                                          203            (1)              202     202             --           202
Franklin Templeton - Mutual Shares Securities
   Fund - Class 2                                          214            --               214     214             --           214
Franklin Templeton - Templeton Foreign
   Securities Fund - Class 2                         1,924,798             1         1,924,799     223      1,924,576     1,924,799
Franklin Templeton - Templeton Global Asset
   Allocation Fund - Class 2                         2,081,861            --         2,081,861      --      2,081,861     2,081,861
Goldman Sachs Capital Growth Fund                      180,833            --           180,833      --        180,833       180,833
Janus Aspen Series International Growth
   Portfolio - Service Shares                          394,186            (7)          394,179     235        393,944       394,179
Janus Aspen Series Mid Cap Growth Portfolio
   - Service Shares                                  1,006,080            (1)        1,006,079     219      1,005,860     1,006,079
Janus Aspen Series Worldwide Growth Portfolio -
   Service Shares                                      740,865            --           740,865     211        740,654       740,865
JPMorgan Mid Cap Value Portfolio                           221            (1)              220     220             --           220
JPMorgan Small Company Portfolio                       448,645             7           448,652     228        448,424       448,652
LEVCO Equity Value Fund                                 65,653            --            65,653      --         65,653        65,653
MFS VIT Capital Opportunities Series - Initial
   Class                                             1,756,900            (1)        1,756,899     214      1,756,685     1,756,899
MFS VIT Emerging Growth Series - Initial Class       5,764,813            --         5,764,813     212      5,764,601     5,764,813
MFS VIT New Discovery Series - Initial Class           801,205            (4)          801,201     207        800,994       801,201
MFS VIT Research Series - Initial Class                975,350            --           975,350     217        975,133       975,350
Navellier Growth Portfolio                                  --            --                --      --             --            --
Neuberger Berman AMT Balanced Portfolio -
   Class I                                              10,790            --            10,790      --         10,790        10,790
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I                                             835,702             2           835,704     213        835,491       835,704
Neuberger Berman AMT Partners Portfolio -
   Class I                                               2,930            --             2,930      --          2,930         2,930
Oppenheimer Balanced Fund/VA - Non-Service
   Shares                                                  214            (1)              213     213             --           213
Oppenheimer Global Securities Fund/VA -
   Non-Service Shares                                      227            (1)              226     226             --           226
PIMCO VIT Real Return Portfolio -
   Administrative Class                              4,666,778            --         4,666,778     210      4,666,568     4,666,778
PIMCO VIT Short-Term Portfolio -
   Administrative Class                              1,271,948            --         1,271,948     197      1,271,751     1,271,948
PIMCO VIT Total Return Portfolio -
   Administrative Class                              4,249,926            (1)        4,249,925     205      4,249,720     4,249,925
Pioneer Fund VCT Portfolio - Class I                 2,128,595            --         2,128,595      --      2,128,595     2,128,595

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                                                                        Net assets
                                                                Due from (to)                  Contract    Contract    attributable
                                                Investment     American General                owners -    owners -    to contract
                                              securities - at  Life Insurance                  annuity   accumulation     owner
Divisions                                       fair value        Company         Net Assets   reserves   reserves      reserves
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities VCT Portfolio -
   Class I                                      $  3,232,917        $  --        $  3,232,917  $     --  $  3,232,917  $  3,232,917
Putnam VT Diversified Income Fund - Class IB             212           (1)                211       211            --           211
Putnam VT Growth and Income Fund - Class IB        2,888,786            4           2,888,790       210     2,888,580     2,888,790
Putnam VT International Growth and Income
   Fund - Class IB                                   712,890           (8)            712,882       225       712,657       712,882
Royce Small-Cap Portfolio                          1,050,533          (10)          1,050,523        --     1,050,523     1,050,523
Safeco RST Core Equity Portfolio                          --           --                  --        --            --            --
Safeco RST Growth Opportunities Portfolio                 --           --                  --        --            --            --
SunAmerica - Aggressive Growth Portfolio -
   Class 1                                               217           (1)                216       216            --           216
SunAmerica - SunAmerica Balanced Portfolio -
   Class 1                                               208           (1)                207       207            --           207
UIF Core Plus Fixed Income Portfolio -
   Class I                                         3,478,309           (4)          3,478,305        --     3,478,305     3,478,305
UIF Emerging Markets Equity Portfolio -
   Class I                                         2,167,046           (2)          2,167,044     3,400     2,163,644     2,167,044
UIF Equity Growth Portfolio - Class I             11,139,204           (9)         11,139,195       206    11,138,989    11,139,195
UIF Global Value Equity Portfolio - Class I        6,156,290           (1)          6,156,289     3,138     6,153,151     6,156,289
UIF High Yield Portfolio - Class I                 5,851,395           --           5,851,395       212     5,851,183     5,851,395
UIF International Magnum Portfolio - Class I       3,962,700           (3)          3,962,697     2,520     3,960,177     3,962,697
UIF U.S. Mid Cap Value Portfolio - Class I        13,774,540           (1)         13,774,539     3,737    13,770,802    13,774,539
UIF U.S. Real Estate Portfolio - Class I           4,909,743           --           4,909,743        --     4,909,743     4,909,743
UIF Value Portfolio - Class I                     11,730,391           (2)         11,730,389     3,359    11,727,030    11,730,389
VALIC Company I - Blue Chip Growth Fund               92,227           (1)             92,226        --        92,226        92,226
VALIC Company I - Health Sciences Fund                71,394           (1)             71,393        --        71,393        71,393
VALIC Company I - Income & Growth Fund                51,761           --              51,761        --        51,761        51,761
VALIC Company I - International Equities
   Fund                                            1,028,443           (3)          1,028,440       222     1,028,218     1,028,440
VALIC Company I - Mid Cap Index Fund               6,602,275            1           6,602,276       216     6,602,060     6,602,276
VALIC Company I - Money Market I Fund              8,702,257           (8)          8,702,249        --     8,702,249     8,702,249
VALIC Company I - Nasdaq-100 Index Fund              838,937           (2)            838,935       211       838,724       838,935
VALIC Company I - Science & Technology Fund          540,075           --             540,075       199       539,876       540,075
VALIC Company I - Small Cap Index Fund             1,056,367           (1)          1,056,366       217     1,056,149     1,056,366
VALIC Company I - Social Awareness Fund                2,810           --               2,810        --         2,810         2,810
VALIC Company I - Stock Index Fund                 8,922,439          (17)          8,922,422       210     8,922,212     8,922,422
Van Kampen Comstock Fund                           6,447,270            1           6,447,271    46,934     6,400,337     6,447,271
Van Kampen Corporate Bond Fund                       310,362           --             310,362        --       310,362       310,362
Van Kampen High Yield Fund                         6,456,943         (483)          6,456,460    39,284     6,417,176     6,456,460
Van Kampen LIT Emerging Growth Portfolio -
   Class I                                        17,232,745            9          17,232,754   611,200    16,621,554    17,232,754
Van Kampen LIT Enterprise Portfolio -
   Class I                                        19,906,124            5          19,906,129    89,807    19,816,322    19,906,129
Van Kampen LIT Government Portfolio -
   Class I                                         9,724,945           (3)          9,724,942    94,552     9,630,390     9,724,942
Van Kampen LIT Growth and Income Portfolio -
   Class I                                        51,694,885           --          51,694,885       217    51,694,668    51,694,885
Van Kampen LIT Money Market Portfolio -
   Class I                                         4,247,576          (19)          4,247,557   118,169     4,129,388     4,247,557
Van Kampen Reserve Fund                              286,495            1             286,496    17,235       269,261       286,496
Vanguard VIF High Yield Bond Portfolio                   211           --                 211       211            --           211
Vanguard VIF REIT Index Portfolio                        247           (1)                246       246            --           246
WM VT Balanced Portfolio                         268,923,473           (3)        268,923,470   255,919   268,667,551   268,923,470
WM VT Conservative Balanced Portfolio             14,471,987           --          14,471,987        --    14,471,987    14,471,987
WM VT Conservative Growth Portfolio              195,353,827           --         195,353,827        --   195,353,827   195,353,827
WM VT Equity Income Fund                          23,796,108            1          23,796,109        --    23,796,109    23,796,109
WM VT Flexible Income Portfolio                   54,286,363           (4)         54,286,359        --    54,286,359    54,286,359
WM VT Growth & Income Fund                        45,685,644           (8)         45,685,636        --    45,685,636    45,685,636
WM VT Growth Fund                                 46,463,712           --          46,463,712     1,779    46,461,933    46,463,712
WM VT Income Fund                                 22,353,787            8          22,353,795     3,644    22,350,151    22,353,795
WM VT International Growth Fund                    8,512,218            2           8,512,220     2,209     8,510,011     8,512,220
WM VT Mid Cap Stock Fund                           7,047,790            4           7,047,794        --     7,047,794     7,047,794

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                                                                         Net assets
                                                                   Due from (to)                Contract    Contract    attributable
                                                  Investment     American General               owners -    owners -    to contract
                                                securities - at  Life Insurance                 annuity   accumulation     owner
Divisions                                         fair value        Company        Net Assets   reserves   reserves      reserves
-----------------------------------------------------------------------------------------------------------------------------------
WM VT Money Market Fund                           $10,538,764          $233        $10,538,997   $   --    $10,538,997   $10,538,997
WM VT Short Term Income Fund                        8,939,863             2          8,939,865       --      8,939,865     8,939,865
WM VT Small Cap Growth Fund                        12,498,174             3         12,498,177    2,111     12,496,066    12,498,177
WM VT Strategic Growth Portfolio                   63,530,114             1         63,530,115       --     63,530,115    63,530,115
WM VT U.S. Government Securities Fund              23,895,311            10         23,895,321    3,427     23,891,894    23,895,321
WM VT West Coast Equity Fund                       24,586,811             3         24,586,814       --     24,586,814    24,586,814

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                          A             B           A+B=C          D             E               F          C+D+E+F
                                      ---------  --------------  ----------  ------------  -------------  --------------  ----------
                                                                                                                           Increase
                                                                                                            Net change    (decrease)
                                                  Mortality and                                            in unrealized    in net
                                      Dividends   expense risk       Net     Net realized   Capital gain   appreciation     assets
                                         from          and       investment   gain (loss)  distributions  (depreciation)   resulting
                                        mutual   administrative    income         on        from mutual         of           from
Divisions                               funds        charges       (loss)     investments      funds        investments   operations
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund
   - Series I                          $ 15,283    $ (33,596)     $(18,313)  $  (230,043)     $     --      $  748,826    $ 500,470
AIM V.I. Premier Equity Fund -
   Series I                              35,700     (110,033)      (74,333)     (904,079)           --       1,290,161      311,749
Alger American Leveraged AllCap
   Portfolio - Class O Shares                --           --            --            --            --               4            4
Alger American MidCap Growth
   Portfolio - Class O Shares                --           --            --            --            --              13           13
American Century VP Inflation
   Protection Fund - Class II                 3           --             3            --            --               7           10
American Century VP Value Fund -
   Class I                               25,293      (34,472)       (9,179)       64,531        19,620         244,957      319,929
Ayco Growth Fund                             --           --            --            --            --              --           --
Credit Suisse Small Cap Growth
   Portfolio                                 --       (9,687)       (9,687)       21,932            --          49,039       61,284
Dreyfus IP MidCap Stock Portfolio -
   Initial shares                         4,136      (14,830)      (10,694)       43,550        26,518          69,978      129,352
Dreyfus Socially Responsible Growth
   Fund - Initial shares                 12,116      (44,342)      (32,226)     (400,719)           --         572,997      140,052
Dreyfus VIF Developing Leaders
   Portfolio - Initial shares             8,821      (64,500)      (55,679)          158            --         489,258      433,737
Dreyfus VIF Quality Bond Portfolio
   - Initial shares                     292,937      (97,133)      195,804        (1,719)           --         (60,894)     133,191
Evergreen Offit VA Emerging Markets
   Bond Fund - Class 1                       --           --            --            --            --              --           --
Evergreen Offit VA U.S. Government
   Securities Fund - Class 1                 --           --            --            --            --              --           --
Evergreen VA High Income Fund -
   Class 1                              297,747      (21,504)      276,243         1,714            --         154,493      432,450
Evergreen VA Strategic Income Fund
   - Class 1                              1,541          (84)        1,457           134           304           1,676        3,571
Fidelity VIP Asset Manager
   Portfolio - Initial Class              3,778       (2,297)        1,481        (2,740)           --           5,682        4,423
Fidelity VIP Asset Manager
   Portfolio - Service Class 2           28,101      (15,098)       13,003        (2,836)           --          29,315       39,482
Fidelity VIP Contrafund Portfolio -
   Service Class 2                        6,972      (47,945)      (40,973)      149,966            --         345,697      454,690
Fidelity VIP Equity-Income
   Portfolio - Service Class 2           58,564      (52,285)        6,279        36,031        15,262         310,889      368,461
Fidelity VIP Growth Portfolio -
   Service Class 2                        3,868      (38,100)      (34,232)      (34,704)           --         109,155       40,219
Fidelity VIP Index 500 Portfolio -
   Initial Class                          1,016       (1,216)         (200)           85            --           7,017        6,902
Fidelity VIP Mid Cap Portfolio -
   Service Class 2                           --           --            --            --            --              34           34
Fidelity VIP Overseas Portfolio -
   Initial Class                            355         (563)         (208)       (7,452)           --          10,075        2,415
Franklin Templeton - Franklin Small
   Cap Value Securities Fund -
   Class 2                                   --           --            --            --            --              26           26
Franklin Templeton - Franklin U.S.
   Government Fund - Class 2                 --           --            --            --            --               6            6
Franklin Templeton - Mutual Shares
   Securities Fund - Class 2                 --           --            --            --            --              18           18
Franklin Templeton - Templeton
   Foreign Securities Fund - Class 2     19,004      (23,653)       (4,649)      (70,138)           --         358,489      283,702
Franklin Templeton - Templeton
   Global Asset Allocation Fund -
   Class 2                               53,488      (25,783)       27,705        (3,029)           --         235,009      259,685
Goldman Sachs Capital Growth Fund         1,229       (2,384)       (1,155)          691            --          13,460       12,996
Janus Aspen Series International
   Growth Portfolio - Service
   Shares                                 2,898       (4,536)       (1,638)       (1,300)           --          61,235       58,297
Janus Aspen Series Mid Cap Growth
   Portfolio - Service Shares                --      (12,536)      (12,536)      (32,776)           --         208,319      163,007
Janus Aspen Series Worldwide Growth
   Portfolio - Service Shares             6,739      (10,144)       (3,405)      (18,224)           --          41,652       20,023
JPMorgan Mid Cap Value Portfolio             --           --            --            --            --              24           24
JPMorgan Small Company Portfolio             --       (4,681)       (4,681)        6,197            --          86,229       87,745
LEVCO Equity Value Fund                     924         (239)          685         1,755            --           5,063        7,503
MFS VIT Capital Opportunities
   Series - Initial Class                 6,203      (23,000)      (16,797)      (67,425)           --         259,859      175,637
MFS VIT Emerging Growth Series -
   Initial Class                             --      (77,519)      (77,519)   (1,252,825)           --       1,938,688      608,344
MFS VIT New Discovery Series -
   Initial Class                             --      (10,557)      (10,557)       12,906            --          33,574       35,923
MFS VIT Research Series - Initial
   Class                                 10,092      (12,718)       (2,626)        7,743            --         120,870      125,987
Navellier Growth Portfolio                   --       (3,216)       (3,216)        4,886            --        (154,825)    (153,155)
Neuberger Berman AMT Balanced
   Portfolio - Class I                      125         (242)         (117)       (1,651)           --           1,868          100
Neuberger Berman AMT Mid-Cap Growth
   Portfolio - Class I                       --      (10,403)      (10,403)       (3,554)           --         123,841      109,884
Neuberger Berman AMT Partners
   Portfolio - Class I                       --         (103)         (103)         (568)           --             329         (342)
Oppenheimer Balanced Fund/VA -
   Non-Service Shares                        --           --            --            --            --              17           17
Oppenheimer Global Securities
   Fund/VA - Non-Service Shares              --           --            --            --            --              30           30
PIMCO VIT Real Return Portfolio -
   Administrative Class                  46,106      (63,816)      (17,710)      129,255       144,823          80,451      336,819
PIMCO VIT Short-Term Portfolio -
   Administrative Class                  16,335      (17,469)       (1,134)        1,313         2,919          (3,845)        (747)
PIMCO VIT Total Return Portfolio -
   Administrative Class                  82,937      (59,448)       23,489        28,130        60,899          36,308      148,826
Pioneer Fund VCT Portfolio -
   Class I                                   --       (1,643)       (1,643)          577            --          46,566       45,500
Pioneer Growth Opportunities VCT
   Portfolio - Class I                       --       (2,523)       (2,523)        1,948            --          89,728       89,153
Putnam VT Diversified Income Fund -
   Class IB                                  --           --            --            --            --              15           15
Putnam VT Growth and Income Fund -
   Class IB                              43,068      (37,220)        5,848        18,863            --         233,451      258,162
Putnam VT International Growth and
   Income Fund - Class IB                 6,880       (7,948)       (1,068)       14,845            --          98,000      111,777
Royce Small-Cap Portfolio                    --       (3,369)       (3,369)          294        52,046         144,211      193,182

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                       A              B           A+B=C          D             E               F           C+D+E+F
                                   ----------  --------------  ----------  ------------  -------------  --------------  -----------
                                                                                                                          Increase
                                                                                                          Net change     (decrease)
                                                Mortality and                                            in unrealized     in net
                                    Dividends   expense risk       Net     Net realized   Capital gain   appreciation      assets
                                      from           and       investment   gain (loss)  distributions  (depreciation)    resulting
                                     mutual    administrative    income         on        from mutual         of            from
Divisions                             funds        charges       (loss)     investments      funds        investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio   $   22,876   $   (28,381)   $   (5,505) $   (509,440)    $     --     $   598,234    $    83,289
Safeco RST Growth Opportunities
   Portfolio                               --       (41,421)      (41,421)      395,115           --         164,765        518,459
SunAmerica - Aggressive Growth
   Portfolio - Class 1                     --            --            --            --           --              19             19
SunAmerica - SunAmerica Balanced
   Portfolio - Class 1                      3            --             3            --           --               8             11
UIF Core Plus Fixed Income
   Portfolio - Class I                133,297       (50,505)       82,792        87,310        8,025         (76,010)       102,117
UIF Emerging Markets Equity
   Portfolio - Class I                 13,092       (27,157)      (14,065)     (189,676)          --         583,694        379,953
UIF Equity Growth Portfolio -
   Class I                             19,124      (155,646)     (136,522)     (733,228)          --       1,524,246        654,496
UIF Global Value Equity Portfolio
   - Class I                           46,467       (86,086)      (39,619)       (9,056)          --         726,815        678,140
UIF High Yield Portfolio -
   Class I                            386,089       (86,943)      299,146      (789,593)          --         958,453        468,006
UIF International Magnum
   Portfolio - Class I                110,822       (53,855)       56,967      (143,292)          --         642,320        555,995
UIF U.S. Mid Cap Value Portfolio
   - Class I                            3,102      (184,121)     (181,019)      109,158           --       1,684,873      1,613,012
UIF U.S. Real Estate Portfolio -
   Class I                             71,469       (60,249)       11,220       280,784       83,200         940,983      1,316,187
UIF Value Portfolio - Class I         112,664      (159,267)      (46,603)      448,435      356,932         951,990      1,710,754
VALIC Company I - Blue Chip
   Growth Fund                            315          (175)          140             2           --           6,870          7,012
VALIC Company I - Health Sciences
   Fund                                    --          (100)         (100)           (3)       3,173             828          3,898
VALIC Company I - Income & Growth
   Fund                                   518           (95)          423             1           --           3,841          4,265
VALIC Company I - International
   Equities Fund                       12,756       (10,688)        2,068      (144,426)          --         287,798        145,440
VALIC Company I - Mid Cap Index
   Fund                                52,993       (82,976)      (29,983)       52,953      111,823         728,445        863,238
VALIC Company I - Money Market I
   Fund                                74,243       (70,540)        3,703            --           --              --          3,703
VALIC Company I - Nasdaq-100
   Index Fund                           4,448       (11,384)       (6,936)       38,833           --          27,151         59,048
VALIC Company I - Science &
   Technology Fund                         --        (6,941)       (6,941)      (38,161)          --          40,937         (4,165)
VALIC Company I - Small Cap
   Index Fund                           7,399       (11,883)       (4,484)       56,854           --          83,276        135,646
VALIC Company I - Social
   Awareness Fund                          32           (40)           (8)          (16)          --             254            230
VALIC Company I - Stock Index
   Fund                               138,749      (115,203)       23,546      (553,113)     121,388       1,168,404        760,225
Van Kampen Comstock Fund               79,158       (45,692)       33,466        18,082           --         911,408        962,956
Van Kampen Corporate Bond Fund         15,227        (2,255)       12,972             5           --            (335)        12,642
Van Kampen High Yield Fund            453,357       (48,544)      404,813      (590,290)          --         781,096        595,619
Van Kampen LIT Emerging Growth
   Portfolio - Class I                     --      (253,874)     (253,874)   (1,214,707)          --       2,336,820        868,239
Van Kampen LIT Enterprise
   Portfolio - Class I                 84,282      (283,361)     (199,079)   (2,348,871)          --       2,973,707        425,757
Van Kampen LIT Government
   Portfolio - Class I                508,145      (138,168)      369,977        60,046           --        (151,238)       278,785
Van Kampen LIT Growth and Income
   Portfolio - Class I                512,905      (701,459)     (188,554)    1,288,086           --       4,897,040      5,996,572
Van Kampen LIT Money Market
   Portfolio - Class I                 38,447       (62,420)      (23,973)           --           --              --        (23,973)
Van Kampen Reserve Fund                 1,442        (3,130)       (1,688)           --           --              --         (1,688)
Vanguard VIF High Yield Bond
   Portfolio                               --            --            --            --           --              15             15
Vanguard VIF REIT Index Portfolio          --            --            --            --           --              48             48
WM VT Balanced Portfolio            4,937,167    (3,717,771)    1,219,396       146,194           --      20,509,231     21,874,821
WM VT Conservative Balanced
   Portfolio                          271,113      (187,893)       83,220       209,296           --         611,480        903,996
WM VT Conservative Growth
   Portfolio                        2,682,539    (2,724,480)      (41,941)   (2,980,291)          --      21,717,883     18,695,651
WM VT Equity Income Fund              377,020      (298,353)       78,667       900,381           --       2,535,540      3,514,588
WM VT Flexible Income Portfolio     1,875,104      (782,401)    1,092,703     1,288,033           --         306,970      2,687,706
WM VT Growth & Income Fund            496,459      (657,883)     (161,424)     (304,992)          --       3,826,735      3,360,319
WM VT Growth Fund                          --      (671,146)     (671,146)  (13,313,519)          --      16,937,857      2,953,192
WM VT Income Fund                   1,441,986      (337,212)    1,104,774       700,919           --        (870,343)       935,350
WM VT International Growth Fund        98,151      (113,123)      (14,972)     (153,668)          --       1,087,460        918,820
WM VT Mid Cap Stock Fund               21,768       (92,222)      (70,454)      289,286      106,704         496,467        822,003
WM VT Money Market Fund               104,616      (178,067)      (73,451)           --           --              --        (73,451)
WM VT Short Term Income Fund          379,039      (136,385)      242,654       124,655           --        (303,053)        64,256
WM VT Small Cap Growth Fund                --      (180,513)     (180,513)   (1,684,878)          --       2,200,386        334,995
WM VT Strategic Growth Portfolio      409,473      (874,978)     (465,505)   (1,656,408)          --       8,761,484      6,639,571
WM VT U.S. Government Securities
   Fund                             1,094,208      (390,128)      704,080       254,204           --        (339,456)       618,828
WM VT West Coast Equity Fund           60,022      (319,667)     (259,645)      357,439           --       2,364,853      2,462,647

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Divisions
                                                          ------------------------------------------------------------------------
                                                             AIM V.I.                         Alger American       Alger American
                                                          International       AIM V.I.           Leveraged         Midcap Growth
                                                          Growth Fund -   Premier Equity    AllCap Portfolio -   Portfolio - Class
                                                             Series 1     Fund - Series 1     Class O Shares          O Shares
                                                          -------------   ---------------   ------------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  (18,313)      $   (74,333)           $ --                 $ --
   Net realized gain (loss) on investments                   (230,043)         (904,079)             --                   --
   Capital gain distributions from mutual funds                    --                --              --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                          748,826         1,290,161               4                   13
                                                           ----------       -----------            ----                 ----
Increase (decrease) in net assets resulting from
   operations                                                 500,470           311,749               4                   13
                                                           ----------       -----------            ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,902            27,815             196                  196
   Net transfers from (to) other Divisions or fixed
      rate option                                            (137,967)         (299,522)              2                    1
   Mortality reserve transfers                                     --                --              --                   --
   Terminations, withdrawals and annuity benefits            (285,163)         (943,918)             --                   --
                                                           ----------       -----------            ----                 ----
Increase (decrease) in net assets resulting from
   principal transactions                                    (416,228)       (1,215,625)            198                  197
                                                           ----------       -----------            ----                 ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                        84,242          (903,876)            202                  210

NET ASSETS:
   Beginning of year                                        2,516,223         8,811,182              --                   --
                                                           ----------       -----------            ----                 ----
   End of year                                             $2,600,465       $ 7,907,306            $202                 $210
                                                           ==========       ===========            ====                 ====

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $  (17,414)      $   (85,039)           $ --                 $ --
   Net realized gain (loss) on investments                   (323,139)       (1,092,501)             --                   --
   Capital gain distributions from mutual funds                    --                --              --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                          880,921         2,892,560              --                   --
                                                           ----------       -----------            ----                 ----
Increase (decrease) in net assets resulting from
   operations                                                 540,368         1,715,020              --                   --
                                                           ----------       -----------            ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               7,542            39,473              --                   --
   Net transfers from (to) other Divisions or fixed
      rate option                                             (72,001)         (253,875)             --                   --
   Mortality reserve transfers                                     --                --              --                   --
   Terminations, withdrawals and annuity benefits            (171,764)         (736,477)             --                   --
                                                           ----------       -----------            ----                 ----
Increase (decrease) in net assets resulting from
   principal transactions                                    (236,223)         (950,879)             --                   --
                                                           ----------       -----------            ----                 ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                       304,145           764,141              --                   --
NET ASSETS:
   Beginning of year                                        2,212,078         8,047,041              --                   --
                                                           ----------       -----------            ----                 ----
   End of year                                             $2,516,223       $ 8,811,182            $ --                 $ --
                                                           ==========       ===========            ====                 ====

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Divisions
                                                          -----------------------------------------------------------------
                                                               American
                                                              Century VP        American
                                                              Inflation        Century VP                    Credit Suisse
                                                          Protection Fund -   Value Fund -   Ayco Growth       Small Cap
                                                               Class II          Class I         Fund      Growth Portfolio
                                                          -----------------   ------------   -----------   ----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $  3          $   (9,179)    $      --        $ (9,687)
   Net realized gain (loss) on investments                         --              64,531            --          21,932
   Capital gain distributions from mutual funds                    --              19,620            --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                                7             244,957            --          49,039
                                                                 ----          ----------     ---------        --------
Increase (decrease) in net assets resulting from
   operations                                                      10             319,929            --          61,284
                                                                 ----          ----------     ---------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 196              15,403            --           4,196
   Net transfers from (to) other Divisions or fixed
      rate option                                                  --             181,536            --          99,838
   Mortality reserve transfers                                     --                  --            --              --
   Terminations, withdrawals and annuity benefits                  --            (436,233)           --         (98,237)
                                                                 ----          ----------     ---------        --------
Increase (decrease) in net assets resulting from
   principal transactions                                         196            (239,294)           --           5,797
                                                                 ----          ----------     ---------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           206              80,635            --          67,081

NET ASSETS:
   Beginning of year                                               --           2,649,270            --         692,297
                                                                 ----          ----------     ---------        --------
   End of year                                                   $206          $2,729,905     $      --        $759,378
                                                                 ====          ==========     =========        ========
For the Year Ended December 31, 2003

OPERATIONS:

   Net investment income (loss)                                  $ --          $   (6,108)    $  (1,635)       $ (5,441)
   Net realized gain (loss) on investments                         --              (6,952)      (10,900)         (7,817)
   Capital gain distributions from mutual funds                    --                  --            --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                               --             568,016        49,425         163,136
                                                                 ----          ----------     ---------        --------
Increase (decrease) in net assets resulting from
   operations                                                      --             554,956        36,890         149,878
                                                                 ----          ----------     ---------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --              18,860            --           4,750
   Net transfers from (to) other Divisions or fixed
      rate option                                                  --             143,968      (210,290)        302,222
   Mortality reserve transfers                                     --                  --            --              --
   Terminations, withdrawals and annuity benefits                  --            (177,283)      (11,388)        (12,344)
                                                                 ----          ----------     ---------        --------
Increase (decrease) in net assets resulting from
   principal transactions                                          --             (14,455)     (221,678)        294,628
                                                                 ----          ----------     ---------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            --             540,501      (184,788)        444,506

NET ASSETS:
   Beginning of year                                               --           2,108,769       184,788         247,791
                                                                 ----          ----------     ---------        --------
   End of year                                                   $ --          $2,649,270     $      --        $692,297
                                                                 ====          ==========     =========        ========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                            Divisions
                                                             ----------------------------------------------------------------------
                                                                                Dreyfus Socially     Dreyfus VIF       Dreyfus VIF
                                                             Dreyfus IP MidCap     Responsible        Developing      Quality Bond
                                                             Stock Portfolio -    Growth Fund -   Leaders Portfolio    Portfolio -
                                                               Initial shares    Initial shares    - Initial shares  Initial shares
                                                             -----------------  ----------------  -----------------  --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                 $  (10,694)        $  (32,226)       $  (55,679)      $   195,804
   Net realized gain (loss) on investments                          43,550           (400,719)              158            (1,719)
   Capital gain distributions from mutual funds                     26,518                 --                --                --
   Net change in unrealized appreciation (depreciation) of
      investments                                                   69,978            572,997           489,258           (60,894)
                                                                ----------         ----------        ----------       -----------
Increase (decrease) in net assets resulting from operations        129,352            140,052           433,737           133,191
                                                                ----------         ----------        ----------       -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    4,962             12,777            20,462             7,364
   Net transfers from (to) other Divisions or fixed rate
      option                                                        87,667           (188,861)         (276,165)         (266,425)
   Mortality reserve transfers                                          --                 --                --                --
   Terminations, withdrawals and annuity benefits                 (159,919)          (347,643)         (528,338)         (729,388)
                                                                ----------         ----------        ----------       -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                    (67,290)          (523,727)         (784,041)         (988,449)
                                                                ----------         ----------        ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             62,062           (383,675)         (350,304)         (855,258)

NET ASSETS:
   Beginning of year                                             1,118,114          3,515,708         4,988,809         7,835,773
                                                                ----------         ----------        ----------       -----------
   End of year                                                  $1,180,176         $3,132,033        $4,638,505       $ 6,980,515
                                                                ==========         ==========        ==========       ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                 $   (8,349)        $  (40,527)       $  (60,023)      $   224,200+
   Net realized gain (loss) on investments                          (2,535)          (432,362)         (712,615)          170,630
   Capital gain distributions from mutual funds                         --                 --                --           168,554+
   Net change in unrealized appreciation (depreciation) of
      investments                                                  235,781          1,184,105         1,982,417          (250,711)
                                                                ----------         ----------        ----------       -----------
Increase (decrease) in net assets resulting from operations        224,897            711,216         1,209,779           312,673
                                                                ----------         ----------        ----------       -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   13,486              5,631            20,340            19,353
   Net transfers from (to) other Divisions or fixed rate
      option                                                       195,861           (134,294)         (362,475)          (67,519)
   Mortality reserve transfers                                          --                 --                --                --
   Terminations, withdrawals and annuity benefits                  (30,983)          (286,978)         (313,126)       (1,125,913)
                                                                ----------         ----------        ----------       -----------
Increase (decrease) in net assets resulting from principal
transactions                                                       178,364           (415,641)         (655,261)       (1,174,079)
                                                                ----------         ----------        ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            403,261            295,575           554,518          (861,406)

NET ASSETS:
   Beginning of year                                               714,853          3,220,133         4,434,291         8,697,179
                                                                ----------         ----------        ----------       -----------
   End of year                                                  $1,118,114         $3,515,708        $4,988,809       $ 7,835,773
                                                                ==========         ==========        ==========       ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                            Divisions
                                                             ----------------------------------------------------------------------
                                                             Evergreen Offit     Evergreen-Offit                      Evergreen VA
                                                               VA Emerging     VA U.S. Government    Evergreenn VA      Strategic
                                                               Markets Bond     Securities Fund -     High Income        Income
                                                              Fund - Class 1         Class 1        Fund - Class 1   Fund - Class 1
                                                             ---------------   ------------------   --------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $        --         $      --         $   276,243        $ 1,457
   Net realized gain (loss) on investments                              --                --               1,714            134
   Capital gain distributions from mutual funds                         --                --                  --            304
   Net change in unrealized appreciation (depreciation) of
      investments                                                       --                --             154,493          1,676
                                                               -----------         ---------         -----------        -------
Increase (decrease) in net assets resulting from
   operations                                                           --                --             432,450          3,571
                                                               -----------         ---------         -----------        -------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --                --                  --             --
   Net transfers from (to) other Divisions or fixed rate
      option                                                            --                --              34,022         34,083
   Mortality reserve transfers                                          --                --                  --             --
   Terminations, withdrawals and annuity benefits                       --                --              (2,917)        (2,914)
                                                               -----------         ---------         -----------        -------
Increase (decrease) in net assets resulting from principal
transactions                                                            --                --              31,105         31,169
                                                               -----------         ---------         -----------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 --                --             463,555         34,740

NET ASSETS:
   Beginning of year                                                    --                --           5,201,999             --
                                                               -----------         ---------         -----------        -------
   End of year                                                 $        --         $      --         $ 5,665,554        $34,740
                                                               ===========         =========         ===========        =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                $    31,690         $  (1,022)        $   549,948        $   (47)
   Net realized gain (loss) on investments                         656,232             7,691               8,181            482
   Capital gain distributions from mutual funds                         --                --                  --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                 (157,261)           (6,650)            267,242            160
                                                               -----------         ---------         -----------        -------
Increase (decrease) in net assets resulting from
   operations                                                      530,661                19             825,371            595
                                                               -----------         ---------         -----------        -------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --                --                  --             --
   Net transfers from (to) other Divisions or fixed rate
      option                                                    (4,860,740)         (376,609)                 --              1
   Mortality reserve transfers                                          --                --                  --             --
   Terminations, withdrawals and annuity benefits                 (539,719)         (156,467)         (3,106,190)        (8,221)
                                                               -----------         ---------         -----------        -------
Increase (decrease) in net assets resulting from principal
transactions                                                    (5,400,459)         (533,076)         (3,106,190)        (8,220)
                                                               -----------         ---------         -----------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (4,869,798)         (533,057)         (2,280,819)        (7,625)

NET ASSETS:
   Beginning of year                                             4,869,798           533,057           7,482,818          7,625
                                                               -----------         ---------         -----------        -------
   End of year                                                 $        --         $      --         $ 5,201,999        $    --
                                                               ===========         =========         ===========        =======

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Divisions
                                                  ----------------------------------------------------------------------------
                                                                                               Fidelity VIP      Fidelity VIP
                                                  Fidelity VIP Asset    Fidelity VIP Asset      Contrafund      Equity-Income
                                                   Manager Portfolio   Manager Portfolio -     Portfolio -       Portfolio -
                                                    - Initial Class      Service Class 2     Service Class 2   Service Class 2
                                                  ------------------   -------------------   ---------------   ---------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  1,481            $   13,003          $  (40,973)       $    6,279
   Net realized gain (loss) on investments               (2,740)               (2,836)            149,966            36,031
   Capital gain distributions from mutual funds              --                    --                  --            15,262
   Net change in unrealized appreciation
      (depreciation) of investments                       5,682                29,315             345,697           310,889
                                                       --------            ----------          ----------        ----------
Increase (decrease) in net assets resulting
   from operations                                        4,423                39,482             454,690           368,461
                                                       --------            ----------          ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                29,151              21,797            40,698
   Net transfers from (to) other Divisions or
      fixed rate option                                   9,295               123,729             767,372            84,413
   Mortality reserve transfers                               --                    --                  --                --
   Terminations, withdrawals and annuity
      benefits                                           (8,495)             (115,227)           (654,273)         (479,499)
                                                       --------            ----------          ----------        ----------
Increase (decrease) in net assets resulting
      from principal transactions                           800                37,653             134,896          (354,388)
                                                       --------            ----------          ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   5,223                77,135             589,586            14,073

NET ASSETS:
   Beginning of year                                    140,085             1,101,182           3,183,882         4,095,177
                                                       --------            ----------          ----------        ----------
   End of year                                         $145,308            $1,178,317          $3,773,468        $4,109,250
                                                       ========            ==========          ==========        ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $  2,478            $   20,759          $  (28,029)       $    9,948
   Net realized gain (loss) on investments               (1,289)              (13,056)                678          (135,015)
   Capital gain distributions from mutual funds              --                    --                  --                --
   Net change in unrealized appreciation
      (depreciation) of investments                      18,385               140,749             666,662         1,014,703
                                                       --------            ----------          ----------        ----------
Increase (decrease) in net assets resulting
   from operations                                       19,574               148,452             639,311           889,636
                                                       --------            ----------          ----------        ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                18,554              23,413            28,728
   Net transfers from (to) other Divisions or
      fixed rate option                                       1                65,332             671,797           338,427
   Mortality reserve transfers                               --                    --                  --                --
   Terminations, withdrawals and annuity
      benefits                                           (1,343)              (79,725)           (253,089)         (364,985)
                                                       --------            ----------          ----------        ----------
Increase (decrease) in net assets resulting
   from principal transactions                           (1,342)                4,161             442,121             2,170
                                                       --------            ----------          ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  18,232               152,613           1,081,432           891,806

NET ASSETS:
   Beginning of year                                    121,853               948,569           2,102,450         3,203,371
                                                       --------            ----------          ----------        ----------
   End of year                                         $140,085            $1,101,182          $3,183,882        $4,095,177
                                                       ========            ==========          ==========        ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Divisions
                                                  -------------------------------------------------------------------
                                                                       Fidelity VIP     Fidelity VIP     Fidelity VIP
                                                    Fidelity VIP        Index 500         Mid Cap          Overseas
                                                  Growth Portfolio     Portfolio -      Portfolio -      Portfolio -
                                                  - Service Class 2   Initial Class   Service Class 2   Initial Class
                                                  -----------------   -------------   ---------------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (34,232)         $  (200)           $ --          $   (208)
   Net realized gain (loss) on investments              (34,704)              85              --            (7,452)
   Capital gain distributions from mutual funds              --               --              --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     109,155            7,017              34            10,075
                                                     ----------          -------            ----          --------
Increase (decrease) in net assets resulting
   from operations                                       40,219            6,902              34             2,415
                                                     ----------          -------            ----          --------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        11,764               --             196                --
   Net transfers from (to) other Divisions or
      fixed rate option                                 (35,913)              (3)              2             6,464
   Mortality reserve transfers                               --               --              --                --
   Terminations, withdrawals and annuity
      benefits                                         (328,298)          (1,994)             --            (5,411)
                                                     ----------          -------            ----          --------
Increase (decrease) in net assets resulting
   from principal transactions                         (352,447)          (1,997)            198             1,053
                                                     ----------          -------            ----          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (312,228)           4,905             232             3,468

NET ASSETS:
   Beginning of year                                  2,993,689           77,640              --            30,693
                                                     ----------          -------            ----          --------
   End of year                                       $2,681,461          $82,545            $232          $ 34,161
                                                     ==========          =======            ====          ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                      $  (30,689)         $  (122)           $ --          $   (336)
   Net realized gain (loss) on investments             (135,596)            (558)             --           (29,218)
   Capital gain distributions from mutual funds              --               --              --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     839,171           17,265              --            38,715
                                                     ----------          -------            ----          --------
Increase (decrease) in net assets resulting
   from operations                                      672,886           16,585              --             9,161
                                                     ----------          -------            ----          --------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        12,330               --              --                --
   Net transfers from (to) other Divisions or
      fixed rate option                                 413,130               --              --           (44,668)
   Mortality reserve transfers                               --               --              --                --
   Terminations, withdrawals and annuity
      benefits                                         (289,157)          (2,900)             --              (186)
                                                     ----------          -------            ----          --------
Increase (decrease) in net assets resulting
   from principal transactions                          136,303           (2,900)             --           (44,854)
                                                     ----------          -------            ----          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 809,189           13,685              --           (35,693)

NET ASSETS:
   Beginning of year                                  2,184,500           63,955              --            66,386
                                                     ----------          -------            ----          --------
   End of year                                       $2,993,689          $77,640            $ --          $ 30,693
                                                     ==========          =======            ====          ========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                           Divisions
                                                          --------------------------------------------------------------------------
                                                               Franklin                                                 Franklin
                                                             Templeton -         Frankline          Franklin          Templeton -
                                                            Franklin Small       Templeton        Templeton -         Templeton -
                                                              Cap Value        Franklin U.S.     Mutual Shares           Foreign
                                                          Securities Fund -     Government     Securities Fund -   Securities Fund -
                                                               Class 2        Fund - Class 2        Class 2             Class 2
                                                          -----------------   --------------   -----------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $ --              $ --               $ --             $   (4,649)
   Net realized gain (loss) on investments                         --                --                 --                (70,138)
   Capital gain distributions from mutual funds                    --                --                 --                     --
   Net change in unrealized appreciation (depreciation)
      of investments                                               26                 6                 18                358,489
                                                                 ----              ----               ----             ----------
Increase (decrease) in net assets resulting from
      operations                                                   26                 6                 18                283,702
                                                                 ----              ----               ----             ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 196               196                196                  9,539
   Net transfers from (to) other Divisions or fixed
      rate option                                                   1                --                 --                 19,546
   Mortality reserve transfers                                     --                --                 --                     --
   Terminations, withdrawals and annuity benefits                  --                --                 --                (90,787)
                                                                 ----              ----               ----             ----------
Increase (decrease) in net assets resulting from
   principal transactions                                         197               196                196                (61,702)
                                                                 ----              ----               ----             ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           223               202                214                222,000

NET ASSETS:
   Beginning of year                                               --                --                 --              1,702,799
                                                                 ----              ----               ----             ----------
   End of year                                                   $223              $202               $214             $1,924,799
                                                                 ====              ====               ====             ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $ --              $ --               $ --             $    4,404
   Net realized gain (loss) on investments                         --                --                 --                (59,704)
   Capital gain distributions from mutual funds                    --                --                 --                     --
   Net change in unrealized appreciation (depreciation)
      of investments                                               --                --                 --                430,189
                                                                 ----              ----               ----             ----------
Increase (decrease) in net assets resulting from
   operations                                                      --                --                 --                374,889
                                                                 ----              ----               ----             ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                --                 --                  6,189
   Net transfers from (to) other Divisions or fixed
      rate option                                                  --                --                 --                208,966
   Mortality reserve transfers                                     --                --                 --                     --
   Terminations, withdrawals and annuity benefits                  --                --                 --                (34,900)
                                                                 ----              ----               ----             ----------
Increase (decrease) in net assets resulting from
   principal transactions                                          --                --                 --                180,255
                                                                 ----              ----               ----             ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            --                --                 --                555,144

NET ASSETS:
   Beginning of year                                               --                --                 --              1,147,655
                                                                 ----              ----               ----             ----------
   End of year                                                   $ --              $ --               $ --             $1,702,799
                                                                 ====              ====               ====             ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                            Divisions
                                                             ----------------------------------------------------------------------
                                                                 Franklin                           Janus Aspen        Janus Aspen
                                                                Templeton -                           Series         Series Mid Cap
                                                             Templeton Global      Goldman         International         Growth
                                                             Asset Allocation   Sachs Capital   Growth Portfolio -     Portfolio -
                                                              Fund - Class 2     Growth Fund      Service Shares     Service Shares
                                                             ----------------   -------------   ------------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                 $   27,705         $  (1,155)        $ (1,638)         $   (12,536)
   Net realized gain (loss) on investments                          (3,029)              691           (1,300)             (32,776)
   Capital gain distributions from mutual funds                         --                --               --                   --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  235,009            13,460           61,235              208,319
                                                                ----------         ---------         --------           ----------
Increase (decrease) in net assets resulting from
   operations                                                      259,685            12,996           58,297              163,007
                                                                ----------         ---------         --------           ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    3,805               --            6,856                5,267
   Net transfers from (to) other Divisions or fixed rate
      option                                                        74,931               (2)          29,238               64,009
   Mortality reserve transfers                                          --               --               --                   --
   Terminations, withdrawals and annuity benefits                 (171,337)         (15,124)         (17,081)            (112,304)
                                                                ----------         --------         --------           ----------
Increase (decrease) in net assets resulting from principal
   transactions                                                    (92,601)         (15,126)          19,013              (43,028)
                                                                ----------         --------         --------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            167,084           (2,130)          77,310              119,979

NET ASSETS:
   Beginning of year                                             1,914,777          182,963          316,869              886,100
                                                                ----------         --------         --------           ----------
   End of year                                                  $2,081,861         $180,833         $394,179           $1,006,079
                                                                ==========         ========         ========           ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                 $   20,523         $    (81)        $ (1,021)          $  (10,418)
   Net realized gain (loss) on investments                         (87,100)               2           (9,933)             (63,259)
   Capital gain distributions from mutual funds                         --               --               --                   --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  521,037            4,006           89,670              298,657
                                                                ----------         --------         --------           ----------
Increase (decrease) in net assets resulting from
   operations                                                      454,460            3,927           78,716              224,980
                                                                ----------         --------         --------           ----------

PRINCIPAL TRANSACTIONS:
Net contract purchase payments                                       9,916               --            4,427               16,362
Net transfers from (to) other Divisions or fixed rate
   option                                                           16,274          179,036            5,118               47,914
Mortality reserve transfers                                             --               --               --                   --
Terminations, withdrawals and annuity benefits                    (215,753)              --          (14,914)             (92,115)
                                                                ----------         --------         --------           ----------
Increase (decrease) in net assets resulting from principal
   transactions                                                   (189,563)         179,036           (5,369)             (27,839)
                                                                ----------         --------         --------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            264,897          182,963           73,347              197,141

NET ASSETS:
   Beginning of year                                             1,649,880               --          243,522              688,959
                                                                ----------         --------         --------           ----------
   End of year                                                  $1,914,777         $182,963         $316,869           $  886,100
                                                                ==========         ========         ========           ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                Divisions
                                                                         -------------------------------------------------------
                                                                            Janus Aspen      JPMorgan    JPMorgan
                                                                         Series Worldwide    Mid Cap      Small
                                                                         Growth Portfolio     Value      Company    LEVCO Equity
                                                                         - Service Shares   Portfolio   Portfolio    Value Fund
                                                                         ----------------   ---------   ---------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                             $  (3,405)         $ --     $  (4,681)   $     685
   Net realized gain (loss) on investments                                    (18,224)           --         6,197        1,755
   Capital gain distributions from mutual funds                                    --            --            --           --
   Net change in unrealized appreciation (depreciation) of investments         41,652            24        86,229        5,063
                                                                            ---------          ----     ---------    ---------
Increase (decrease) in net assets resulting from
   operations                                                                  20,023            24        87,745        7,503
                                                                            ---------          ----     ---------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               4,822           196         4,196           --
   Net transfers from (to) other Divisions or fixed rate option               (28,772)           --        88,888       34,380
   Mortality reserve transfers                                                     --            --            --           --
   Terminations, withdrawals and annuity benefits                             (58,455)           --       (24,021)     (10,982)
                                                                            ---------          ----     ---------    ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                               (82,405)          196        69,063       23,398
                                                                            ---------          ----     ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (62,382)          220       156,808       30,901

NET ASSETS:
   Beginning of year                                                          803,247            --       291,844       34,752
                                                                            ---------          ----     ---------    ---------
   End of year                                                              $ 740,865          $220     $ 448,652    $  65,653
                                                                            =========          ====     =========    =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                             $  (4,246)         $ --     $  (3,034)   $  (1,018)
   Net realized gain (loss) on investments                                    (96,384)           --        (3,415)     (27,278)
   Capital gain distributions from mutual funds                                    --            --            --          559
   Net change in unrealized appreciation (depreciation) of investments        257,787            --        75,133       51,489
                                                                            ---------          ----     ---------    ---------
Increase (decrease) in net assets resulting from operations                   157,157            --        68,684       23,752
                                                                            ---------          ----     ---------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                 328            --           250           --
   Net transfers from (to) other Divisions or fixed rate option              (111,837)           --        33,553        5,291
   Mortality reserve transfers                                                     --            --            --           --
   Terminations, withdrawals and annuity benefits                             (86,079)           --        (5,028)    (141,622)
                                                                            ---------          ----     ---------    ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                              (197,588)           --        28,775     (136,331)
                                                                            ---------          ----     ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (40,431)           --        97,459     (112,579)

NET ASSETS:
   Beginning of year                                                          843,678            --       194,385      147,331
                                                                            ---------          ----     ---------    ---------
   End of year                                                              $ 803,247          $ --     $ 291,844    $  34,752
                                                                            =========          ====     =========    =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                               Divisions
                                                                  ------------------------------------------------------------------
                                                                   MFS VIT Capital       MFS VIT        MFS VIT New       MFS VIT
                                                                    Opportunities        Emerging        Discovery        Research
                                                                  Series - Initial    Growth Series       Series -       Series -
                                                                        Class        - Initial Class   Initial Class   Initial Class
                                                                  ----------------   ---------------   -------------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                      $  (16,797)       $   (77,519)      $(10,557)     $  (2,626)
   Net realized gain (loss) on investments                              (67,425)        (1,252,825)        12,906          7,743
   Capital gain distributions from mutual funds                              --                 --             --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       259,859          1,938,688         33,574        120,870
                                                                     ----------        -----------       --------      ---------
Increase (decrease) in net assets resulting from operations             175,637            608,344         35,923        125,987
                                                                     ----------        -----------       --------      ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        60,013             33,745          7,918         55,543
   Net transfers from (to) other Divisions or fixed rate option         (70,958)          (253,664)        31,020          8,179
   Mortality reserve transfers                                               --                 --             --             --
   Terminations, withdrawals and annuity benefits                      (182,161)          (649,282)       (96,489)      (159,557)
                                                                     ----------        -----------       --------      ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                        (193,106)          (869,201)       (57,551)       (95,835)
                                                                     ----------        -----------       --------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (17,469)          (260,857)       (21,628)        30,152

NET ASSETS:
   Beginning of year                                                  1,774,368          6,025,670        822,829        945,198
                                                                     ----------        -----------       --------      ---------
   End of year                                                       $1,756,899        $ 5,764,813       $801,201      $ 975,350
                                                                     ==========        ===========       ========      =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                      $  (17,699)       $   (74,513)      $(10,406)     $  (5,905)
   Net realized gain (loss) on investments                              (77,450)        (1,260,887)       (29,020)       (77,058)
   Capital gain distributions from mutual funds                              --                 --             --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       463,402          2,713,975        259,468        273,332
                                                                     ----------        -----------       --------      ---------
Increase (decrease) in net assets resulting from operations             368,253          1,378,575        220,042        190,369
                                                                     ----------        -----------       --------      ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        14,814             42,966         12,367         11,941
   Net transfers from (to) other Divisions or fixed rate option          47,251           (142,220)       (43,313)           (91)
   Mortality reserve transfers                                               --                 --             --             --
   Terminations, withdrawals and annuity benefits                      (114,129)          (415,100)       (65,407)      (185,139)
                                                                     ----------        -----------       --------      ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                         (52,064)          (514,354)       (96,353)      (173,289)
                                                                     ----------        -----------       --------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 316,189            864,221        123,689         17,080

NET ASSETS:
   Beginning of year                                                  1,458,179          5,161,449        699,140        928,118
                                                                     ----------        -----------       --------      ---------
   End of year                                                       $1,774,368        $ 6,025,670       $822,829      $ 945,198
                                                                     ==========        ===========       ========      =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Divisions
                                                       ---------------------------------------------------------
                                                                      Neuberger       Neuberger       Neuberger
                                                                     Berman AMT    Berman AMT Mid-   Berman AMT
                                                        Navellier     Balanced       Cap Growth       Partners
                                                          Growth     Portfolio -     Portfolio -     Portfolio -
                                                        Portfolio      Class I         Class I         Class I
                                                       -----------   -----------   ---------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $    (3,216)    $  (117)        $(10,403)      $   (103)
   Net realized gain (loss) on investments                   4,886      (1,651)          (3,554)          (568)
   Capital gain distributions from mutual funds                 --          --               --             --
   Net change in unrealized appreciation
      (depreciation) of investments                       (154,825)      1,868          123,841            329
                                                       -----------     -------         --------       --------
Increase (decrease) in net assets resulting from
   operations                                             (153,155)        100          109,884           (342)
                                                       -----------     -------         --------       --------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          (15,000)         --            3,752             --
   Net transfers from (to) other Divisions or fixed
      rate option                                       (1,672,837)      6,220           44,455          4,774
   Mortality reserve transfers                                  --          --               --             --
   Terminations, withdrawals and annuity benefits         (707,190)     (5,567)         (69,780)        (4,012)
                                                       -----------     -------         --------       --------
Increase (decrease) in net assets resulting from
   principal transactions                               (2,395,027)        653          (21,573)           762
                                                       -----------     -------         --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (2,548,182)        753           88,311            420
NET ASSETS:
   Beginning of year                                     2,548,182      10,037          747,393          2,510
                                                       -----------     -------         --------       --------
   End of year                                         $        --     $10,790         $835,704       $  2,930
                                                       ===========     =======         ========       ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $    (9,796)    $    42         $ (7,116)      $   (124)
   Net realized gain (loss) on investments                (269,817)         (4)         (10,296)       (13,085)
   Capital gain distributions from mutual funds                 --          --               --             --
   Net change in unrealized appreciation
      (depreciation) of investments                      1,126,014       1,232          136,101         12,813
                                                       -----------     -------         --------       --------
Increase (decrease) in net assets resulting from
   operations                                              846,401       1,270          118,689           (396)
                                                       -----------     -------         --------       --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           72,611          --            5,250             --
   Net transfers from (to) other Divisions or fixed
      rate option                                         (103,025)         --          245,360              1
   Mortality reserve transfers                                  --          --               --             --
   Terminations, withdrawals and annuity benefits         (440,937)        (13)         (15,949)       (27,608)
                                                       -----------     -------         --------       --------
Increase (decrease) in net assets resulting from
   principal transactions                                 (471,351)        (13)         234,661        (27,607)
                                                       -----------     -------         --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    375,050       1,257          353,350        (28,003)
NET ASSETS:
   Beginning of year                                     2,173,132       8,780          394,043         30,513
                                                       -----------     -------         --------       --------
   End of year                                         $ 2,548,182     $10,037         $747,393       $  2,510
                                                       ===========     =======         ========       ========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Divisions
                                                       -----------------------------------------------------------
                                                                     Oppenheimer
                                                       Oppenheimer      Global        PIMCO VIT        PIMCO VIT
                                                        Balanced      Securities     Real Return      Short-Term
                                                        Fund/VA -     Fund/VA -      Portfolio -      Portfolio -
                                                       Non-Service   Non-Service   Administrative   Administrative
                                                         Shares         Shares          Class            Class
                                                       -----------   -----------   --------------   --------------
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)                            $ --          $ --       $   (17,710)      $   (1,134)
   Net realized gain (loss) on investments                   --            --           129,255            1,313
   Capital gain distributions from mutual funds              --            --           144,823            2,919
   Net change in unrealized appreciation
      (depreciation) of investments                          17            30            80,451           (3,845)
                                                           ----          ----       -----------       ----------
Increase (decrease) in net assets resulting from
      operations                                             17            30           336,819             (747)
                                                           ----          ----       -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           196           196            32,409            7,902
   Net transfers from (to) other Divisions or fixed
      rate option                                            --            --           (96,115)           8,093
   Mortality reserve transfers                               --            --                --               --
   Terminations, withdrawals and annuity benefits            --            --          (460,867)        (106,287)
                                                           ----          ----       -----------       ----------
Increase (decrease) in net assets resulting from
   principal transactions                                   196           196          (524,573)         (90,292)
                                                           ----          ----       -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     213           226          (187,754)         (91,039)
NET ASSETS:
   Beginning of year                                         --            --         4,854,532        1,362,987
                                                           ----          ----       -----------       ----------
   End of year                                             $213          $226       $ 4,666,778       $1,271,948
                                                           ====          ====       ===========       ==========

For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)                            $ --          $ --       $    73,788+      $    6,780
   Net realized gain (loss) on investments                   --            --           159,097            1,811
   Capital gain distributions from mutual funds              --            --            99,235+           1,818
   Net change in unrealized appreciation
      (depreciation) of investments                          --            --            42,064            1,375
                                                           ----          ----       -----------       ----------
Increase (decrease) in net assets resulting from
   operations                                                --            --           374,184           11,784
                                                           ----          ----       -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --            --            30,649           12,178
   Net transfers from (to) other Divisions or fixed
      rate option                                            --            --           (98,048)        (396,696)
   Mortality reserve transfers                               --            --                --               --
   Terminations, withdrawals and annuity benefits            --            --          (653,695)        (162,067)
                                                           ----          ----       -----------       ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    --            --          (721,094)        (546,585)
                                                           ----          ----       -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      --            --          (346,910)        (534,801)
NET ASSETS:
   Beginning of year                                         --            --         5,201,442        1,897,788
                                                           ----          ----       -----------       ----------
   End of year                                             $ --          $ --       $ 4,854,532       $1,362,987
                                                           ====          ====       ===========       ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                              Divisions
                                                                  ----------------------------------------------------------------
                                                                     PIMCO VIT                         Pioneer
                                                                   Total Return                         Growth         Putnam VT
                                                                    Portfolio -     Pioneer Fund    Opportunities     Diversified
                                                                  Administrative   VCT Portfolio   VCT Portfolio -   Income Fund -
                                                                       Class         - Class I         Class I          Class IB
                                                                  --------------   -------------   ---------------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                     $   23,489      $   (1,643)      $   (2,523)          $ --
   Net realized gain (loss) on investments                              28,130             577            1,948             --
   Capital gain distributions from mutual funds                         60,899              --               --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       36,308          46,566           89,728             15
                                                                    ----------      ----------       ----------           ----
Increase (decrease) in net assets resulting from operations            148,826          45,500           89,153             15
                                                                    ----------      ----------       ----------           ----

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        9,654              13              228            196
   Net transfers from (to) other Divisions or fixed rate option       (220,785)      2,115,069        3,275,149             --
   Mortality reserve transfers                                              --              --               --             --
   Terminations, withdrawals and annuity benefits                     (411,680)        (31,987)        (131,613)            --
                                                                    ----------      ----------       ----------           ----
Increase (decrease) in net assets resulting from principal
   transactions                                                       (622,811)      2,083,095        3,143,764            196
                                                                    ----------      ----------       ----------           ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (473,985)      2,128,595        3,232,917            211

NET ASSETS:
   Beginning of year                                                 4,723,910              --               --             --
                                                                    ----------      ----------       ----------           ----
   End of year                                                      $4,249,925      $2,128,595       $3,232,917           $211
                                                                    ==========      ==========       ==========           ====

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                     $   75,261+     $       --       $       --           $ --
   Net realized gain (loss) on investments                              30,355              --               --             --
   Capital gain distributions from mutual funds                         37,286+             --               --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       32,583              --               --             --
                                                                    ----------      ----------       ----------           ----
Increase (decrease) in net assets resulting from operations            175,485              --               --             --
                                                                    ----------      ----------       ----------           ----

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       20,554              --               --             --
   Net transfers from (to) other Divisions or fixed rate option        217,668              --               --             --
   Mortality reserve transfers                                              --              --               --             --
   Terminations, withdrawals and annuity benefits                     (593,681)             --               --             --
                                                                    ----------      ----------       ----------           ----
Increase (decrease) in net assets resulting from principal
   transactions                                                       (355,459)             --               --             --
                                                                    ----------      ----------       ----------           ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (179,974)             --               --             --

NET ASSETS:
   Beginning of year                                                 4,903,884              --               --             --
                                                                    ----------      ----------       ----------           ----
   End of year                                                      $4,723,910      $       --       $       --           $ --
                                                                    ==========      ==========       ==========           ====

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                                    Putnam VT
                                                                    Putnam VT     International
                                                                    Growth and      Growth and                     Safeco RST
                                                                  Income Fund -   Income Fund -    Royce Small-   Core Equity
                                                                     Class IB        Class IB     Cap Portfolio    Portfolio
                                                                  -------------   -------------   -------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                    $    5,848       $ (1,068)      $   (3,369)    $    (5,505)
   Net realized gain (loss) on investments                             18,863         14,845              294        (509,440)
   Capital gain distributions from mutual funds                            --             --           52,046              --
   Net change in unrealized appreciation (depreciation) of
      investments                                                     233,451         98,000          144,211         598,234
                                                                   ----------       --------       ----------     -----------
Increase (decrease) in net assets resulting from operations           258,162        111,777          193,182          83,289
                                                                   ----------       --------       ----------     -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      18,323            656          103,087           1,026
   Net transfers from (to) other Divisions or fixed rate option       144,397        107,884           72,472      (2,210,761)
   Mortality reserve transfers                                             --             --               --              --
   Terminations, withdrawals and annuity benefits                    (274,290)       (45,534)              --        (212,541)
                                                                   ----------       --------       ----------     -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                      (111,570)        63,006          175,559      (2,422,276)
                                                                   ----------       --------       ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               146,592        174,783          368,741      (2,338,987)

NET ASSETS:
   Beginning of year                                                2,742,198        538,099          681,782       2,338,987
                                                                   ----------       --------       ----------     -----------
   End of year                                                     $2,888,790       $712,882       $1,050,523     $        --
                                                                   ==========       ========       ==========     ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                    $   11,060       $    438       $   (2,282)+   $    (8,525)
   Net realized gain (loss) on investments                            (73,910)       (12,905)          17,067        (147,079)
   Capital gain distributions from mutual funds                            --             --           38,565+             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                     617,448        155,851          162,809         603,368
                                                                   ----------       --------       ----------     -----------
Increase (decrease) in net assets resulting from operations           554,598        143,384          216,159         447,764
                                                                   ----------       --------       ----------     -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      21,599            160           95,541           1,835
   Net transfers from (to) other Divisions or fixed rate option       215,902         22,373               --         (68,682)
   Mortality reserve transfers                                             --             --               --              --
   Terminations, withdrawals and annuity benefits                    (262,046)       (21,778)        (115,078)       (173,577)
                                                                   ----------       --------       ----------     -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                       (24,545)           755          (19,537)       (240,424)
                                                                   ----------       --------       ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               530,053        144,139          196,622         207,340

NET ASSETS:
   Beginning of year                                                2,212,145        393,960          485,160       2,131,647
                                                                   ----------       --------       ----------     -----------
   End of year                                                     $2,742,198       $538,099       $  681,782     $ 2,338,987
                                                                   ==========       ========       ==========     ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                             Divisions
                                                                 -----------------------------------------------------------------
                                                                                                      SunAmerica -
                                                                                      SunAmerica -     SunAmerica    UIF Core Plus
                                                                 Safeco RST Growth     Aggressive       Balanced     Fixed Income
                                                                   Opportunities    Growth Portfolio    Portfolio    Portfolio -
                                                                     Portfolio          - Class 1       - Class 1       Class I
                                                                 -----------------  ----------------  ------------  --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                     $   (41,421)          $ --            $  3        $   82,792
   Net realized gain (loss) on investments                              395,115             --              --            87,310
   Capital gain distributions from mutual funds                              --             --              --             8,025
   Net change in unrealized appreciation (depreciation) of
      investments                                                       164,765             19               8           (76,010)
                                                                    -----------           ----            ----        ----------
Increase (decrease) in net assets resulting from operations             518,459             19              11           102,117
                                                                    -----------           ----            ----        ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        11,947            196             196             2,100
   Net transfers from (to) other Divisions or fixed rate option      (3,413,211)             1              --            13,401
   Mortality reserve transfers                                               --             --              --                --
   Terminations, withdrawals and annuity benefits                      (394,296)            --              --          (500,307)
                                                                    -----------           ----            ----        ----------
Increase (decrease) in net assets resulting from principal
   transactions                                                      (3,795,560)           197             196          (484,806)
                                                                    -----------           ----            ----        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (3,277,101)           216             207          (382,689)

NET ASSETS:
   Beginning of year                                                  3,277,101             --              --         3,860,994
                                                                    -----------           ----            ----        ----------
   End of year                                                      $        --           $216            $207        $3,478,305
                                                                    ===========           ====            ====        ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                     $   (35,745)          $ --            $ --        $  (54,747)+
   Net realized gain (loss) on investments                             (184,327)            --              --            71,838
   Capital gain distributions from mutual funds                              --             --              --            31,206+
   Net change in unrealized appreciation (depreciation) of
      investments                                                     1,154,307             --              --            77,688
                                                                    -----------           ----            ----        ----------
Increase (decrease) in net assets resulting from operations             934,235             --              --           125,985
                                                                    -----------           ----            ----        ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        12,320             --              --             1,815
   Net transfers from (to) other Divisions or fixed rate option          63,815             --              --           395,822
   Mortality reserve transfers                                               --             --              --                --
   Terminations, withdrawals and annuity benefits                      (221,510)            --              --          (666,098)
                                                                    -----------           ----            ----        ----------
Increase (decrease) in net assets resulting from principal
   transactions                                                        (145,375)            --              --          (268,461)
                                                                    -----------           ----            ----        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 788,860             --              --          (142,476)

NET ASSETS:
   Beginning of year                                                  2,488,241             --              --         4,003,470
                                                                    -----------           ----            ----        ----------
   End of year                                                      $ 3,277,101           $ --            $ --        $3,860,994
                                                                    ===========           ====            ====        ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                             Divisions
                                                                 -----------------------------------------------------------------
                                                                                           UIF        UIF Global
                                                                     UIF Emerging     Equity Growth  Value Equity   UIF High Yield
                                                                    Markets Equity     Portfolio -    Portfolio -    Portfolio -
                                                                 Portfolio - Class I     Class I        Class I        Class I
                                                                 -------------------  -------------  ------------  ---------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                      $  (14,065)       $  (136,522)  $   (39,619)    $   299,146
   Net realized gain (loss) on investments                             (189,676)          (733,228)       (9,056)       (789,593)
   Capital gain distributions from mutual funds                              --                 --            --              --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       583,694          1,524,246       726,815         958,453
                                                                     ----------        -----------   -----------     -----------
Increase (decrease) in net assets resulting from operations             379,953            654,496       678,140         468,006
                                                                     ----------        -----------   -----------     -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         8,729             14,051         3,138           3,329
   Net transfers from (to) other Divisions or fixed rate option         110,698            164,884       111,658         (93,959)
   Mortality reserve transfers                                               --                 --            --              --
   Terminations, withdrawals and annuity benefits                      (203,418)        (1,564,372)   (1,001,182)     (1,255,168)
                                                                     ----------        -----------   -----------     -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                         (83,991)        (1,385,437)     (886,386)     (1,345,798)
                                                                     ----------        -----------   -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 295,962           (730,941)     (208,246)       (877,792)

NET ASSETS:
   Beginning of year                                                  1,871,082         11,870,136     6,364,535       6,729,187
                                                                     ----------        -----------   -----------     -----------
   End of year                                                       $2,167,044        $11,139,195   $ 6,156,289     $ 5,851,395
                                                                     ==========        ===========   ===========     ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                      $  (21,138)       $  (153,179)  $   (69,505)    $   (88,580)
   Net realized gain (loss) on investments                             (289,511)          (940,655)     (192,350)       (976,212)
   Capital gain distributions from mutual funds                              --                 --            --              --
   Net change in unrealized appreciation (depreciation) of
      investments                                                       920,821          3,407,140     1,665,649       2,423,671
                                                                     ----------        -----------   -----------     -----------
Increase (decrease) in net assets resulting from operations             610,172          2,313,306     1,403,794       1,358,879
                                                                     ----------        -----------   -----------     -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         1,627             27,367        11,661           3,385
   Net transfers from (to) other Divisions or fixed rate option         (26,248)          (149,220)      (22,845)         (8,001)
   Mortality reserve transfers                                               --                 --            --              --
   Terminations, withdrawals and annuity benefits                      (248,037)        (1,129,614)     (745,643)       (852,045)
                                                                     ----------        -----------   -----------     -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                        (272,658)        (1,251,467)     (756,827)       (856,661)
                                                                     ----------        -----------   -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 337,514          1,061,839       646,967         502,218

NET ASSETS:
   Beginning of year                                                  1,533,568         10,808,297     5,717,568       6,226,969
                                                                     ----------        -----------   -----------     -----------
   End of year                                                       $1,871,082        $11,870,136   $ 6,364,535     $ 6,729,187
                                                                     ==========        ===========   ===========     ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Divisions
                                                          -----------------------------------------------------------
                                                               UIF
                                                          International   UIF U.S. Mid   UIF U.S. Real
                                                              Magnum       Cap Value         Estate       UIF Value
                                                           Portfolio -     Portfolio -    Portfolio -    Portfolio -
                                                             Class I        Class I         Class I        Class I
                                                          -------------   ------------   -------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $   56,967     $  (181,019)    $   11,220     $   (46,603)
   Net realized gain (loss) on investments                   (143,292)        109,158        280,784         448,435
   Capital gain distributions from mutual
      funds                                                        --              --         83,200         356,932
   Net change in unrealized appreciation (depreciation)
      of investments                                          642,320       1,684,873        940,983         951,990
                                                           ----------     -----------     ----------     -----------
Increase (decrease) in net assets resulting from
   operations                                                 555,995       1,613,012      1,316,187       1,710,754
                                                           ----------     -----------     ----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 819          15,592          7,630           1,919
   Net transfers from (to) other Divisions or fixed
      rate option                                             (33,117)        432,778        193,292         296,387
   Mortality reserve transfers                                     --              --             --              --
   Terminations, withdrawals and annuity benefits            (528,517)     (1,848,762)      (631,442)     (1,753,442)
                                                           ----------     -----------     ----------     -----------
Increase (decrease) in net assets resulting
   from principal transactions                               (560,815)     (1,400,392)      (430,520)     (1,455,136)
                                                           ----------     -----------     ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (4,820)        212,620        885,667         255,618

NET ASSETS:
   Beginning of year                                        3,967,517      13,561,919      4,024,076      11,474,771
                                                           ----------     -----------     ----------     -----------
   End of year                                             $3,962,697     $13,774,539     $4,909,743     $11,730,389
                                                           ==========     ===========     ==========     ===========

For the Year Ended December 31, 2003

OPERATIONS:

   Net investment income (loss)                            $  (44,595)    $  (163,640)    $  (49,332)    $  (139,371)
   Net realized gain (loss) on investments                   (315,450)       (230,684)        69,247        (221,057)
   Capital gain distributions from mutual funds                    --              --             --              --
   Net change in unrealized appreciation
      (depreciation) of investments                         1,187,456       4,357,743      1,068,551       3,238,067
                                                           ----------     -----------     ----------     -----------
Increase (decrease) in net assets resulting from
   operations                                                 827,411       3,963,419      1,088,466       2,877,639
                                                           ----------     -----------     ----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               1,623          16,820          8,730          19,522
   Net transfers from (to) other Divisions or fixed
      rate option                                             (64,049)       (299,523)      (188,255)       (109,663)
   Mortality reserve transfers                                     --              --             --              --
   Terminations, withdrawals and annuity benefits            (446,905)     (1,281,100)      (372,371)     (1,049,015)
                                                           ----------     -----------     ----------     -----------
Increase (decrease) in net assets resulting from
   principal transactions                                    (509,331)     (1,563,803)      (551,896)     (1,139,156)
                                                           ----------     -----------     ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       318,080       2,399,616        536,570       1,738,483

NET ASSETS:
   Beginning of year                                        3,649,437      11,162,303      3,487,506       9,736,288
                                                           ----------     -----------     ----------     -----------
   End of year                                             $3,967,517     $13,561,919     $4,024,076     $11,474,771
                                                           ==========     ===========     ==========     ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Divisions
                                                          ----------------------------------------------------------
                                                                                                           VALIC
                                                              VALIC                          VALIC      Company I -
                                                          Company I -    VALIC Company   Company I -   International
                                                           Blue Chip      I - Health       Income &       Equities
                                                          Growth Fund   Sciences Fund    Growth Fund        Fund
                                                          -----------   --------------   -----------   -------------

For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $   140        $   (100)       $   423      $    2,068
   Net realized gain (loss) on investments                        2              (3)             1        (144,426)
   Capital gain distributions from mutual funds                  --           3,173             --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                          6,870             828          3,841         287,798
                                                            -------        --------        -------      ----------
Increase (decrease) in net assets resulting from
   operations                                                 7,012           3,898          4,265         145,440
                                                            -------        --------        -------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                --              --             --           1,320
   Net transfers from (to) other Divisions or fixed
      rate option                                            85,214          67,495         47,496          99,461
   Mortality reserve transfers                                   --              --             --              --
   Terminations, withdrawals and annuity benefits                --              --             --        (104,810)
                                                            -------        --------        -------      ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    85,214          67,495         47,496          (4,029)
                                                            -------        --------        -------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      92,226          71,393         51,761         141,411

NET ASSETS:
   Beginning of year                                             --              --             --         887,029
                                                            -------        --------        -------      ----------
   End of year                                              $92,226        $ 71,393        $51,761      $1,028,440
                                                            =======        ========        =======      ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $    --        $     --        $    --      $      874
   Net realized gain (loss) on investments                       --              --             --        (227,466)
   Capital gain distributions from mutual funds                  --              --             --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                             --              --             --         417,884
                                                            -------        --------        -------      ----------
Increase (decrease) in net assets resulting from
   operations                                                    --              --             --         191,292
                                                            -------        --------        -------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                --              --             --          15,089
   Net transfers from (to) other Divisions or fixed
      rate option                                                --              --             --         (28,959)
   Mortality reserve transfers                                   --              --             --              --
   Terminations, withdrawals and annuity benefits                --              --             --         (99,569)
                                                            -------        --------        -------      ----------
Increase (decrease) in net assets resulting from
   principal transactions                                        --              --             --        (113,439)
                                                            -------        --------        -------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          --              --             --          77,853

NET ASSETS:
   Beginning of year                                             --              --             --         809,176
                                                            -------        --------        -------      ----------
   End of year                                              $    --        $     --        $    --      $  887,029
                                                            =======        ========        =======      ==========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Divisions
                                                       ----------------------------------------------------------
                                                                           VALIC         VALIC      VALIC Company
                                                       VALIC Company    Company I -   Company I -   I - Science &
                                                        I - Mid Cap    Money Market   Nasdaq-100     Technology
                                                         Index Fund       I Fund      Index Fund        Fund
                                                       -------------   ------------   -----------   -------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (29,983)    $      3,703    $  (6,936)     $  (6,941)
   Net realized gain (loss) on investments                  52,953               --       38,833        (38,161)
   Capital gain distributions from mutual funds            111,823               --           --             --
   Net change in unrealized appreciation
      (depreciation) of investments                        728,445               --       27,151         40,937
                                                        ----------     ------------    ---------      ---------
Increase (decrease) in net assets resulting from
   operations                                              863,238            3,703       59,048         (4,165)
                                                        ----------     ------------    ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           30,106           30,547       38,691         38,524
   Net transfers from (to) other Divisions or fixed
      rate option                                           55,620          700,738     (181,427)         4,695
   Mortality reserve transfers                                  --               --           --             --
   Terminations, withdrawals and annuity benefits         (836,617)      (1,444,296)     (63,279)       (39,937)
                                                        ----------     ------------    ---------      ---------
Increase (decrease) in net assets resulting from
   principal transactions                                 (750,891)        (713,011)    (206,015)         3,282
                                                        ----------     ------------    ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    112,347         (709,308)    (146,967)          (883)
NET ASSETS:
   Beginning of year                                     6,489,929        9,411,557      985,902        540,958
                                                        ----------     ------------    ---------      ---------
   End of year                                          $6,602,276     $  8,702,249    $ 838,935      $ 540,075
                                                        ==========     ============    =========      =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                         $  (36,080)    $    (87,337)   $  (9,977)     $  (6,378)
   Net realized gain (loss) on investments                (459,459)              --     (105,643)       (60,166)
   Capital gain distributions from mutual funds             49,390               --           --             --
   Net change in unrealized appreciation
      (depreciation) of investments                      2,051,318               --      388,145        254,135
                                                        ----------     ------------    ---------      ---------
Increase (decrease) in net assets resulting from
   operations                                            1,605,169          (87,337)     272,525        187,591
                                                        ----------     ------------    ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           31,488          109,980        4,279          2,344
   Net transfers from (to) other Divisions or fixed
      rate option                                            9,315        3,886,291      268,845          2,476
   Mortality reserve transfers                                  --               --           --             --
   Terminations, withdrawals and annuity benefits         (575,942)     (11,822,031)    (107,835)       (42,964)
                                                        ----------     ------------    ---------      ---------
Increase (decrease) in net assets resulting from
   principal transactions                                 (535,139)      (7,825,760)     165,289        (38,144)
                                                        ----------     ------------    ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,070,030       (7,913,097)     437,814        149,447
NET ASSETS:
   Beginning of year                                     5,419,899       17,324,654      548,088        391,511
                                                        ----------     ------------    ---------      ---------
   End of year                                          $6,489,929     $  9,411,557    $ 985,902      $ 540,958
                                                        ==========     ============    =========      =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Divisions
                                                       ----------------------------------------------------------------------
                                                                        VALIC
                                                          VALIC      Company I -
                                                       Company I -      Social     VALIC Company                   Van Kampen
                                                        Small Cap     Awareness      I - Stock       Van Kampen    Corporate
                                                       Index Fund        Fund       Index Fund     Comstock Fund   Bond Fund
                                                       -----------   -----------   -------------   -------------   ----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $   (4,484)     $    (8)     $    23,546     $    33,466    $  12,972
   Net realized gain (loss) on investments                 56,854          (16)        (553,113)         18,082            5
   Capital gain distributions from mutual funds                --           --          121,388              --           --
   Net change in unrealized appreciation
      (depreciation) of investments                        83,276          254        1,168,404         911,408         (335)
                                                       ----------      -------      -----------     -----------    ---------
Increase (decrease) in net assets resulting from
   operations                                             135,646          230          760,225         962,956       12,642
                                                       ----------      -------      -----------     -----------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           6,696           --          134,670              --           --
   Net transfers from (to) other Divisions or fixed
      rate option                                         216,134           (2)          29,994         (27,481)          20
   Mortality reserve transfers                                 --           --               --              --           --
   Terminations, withdrawals and annuity benefits         (65,578)          (2)      (1,075,294)       (913,135)          --
                                                       ----------      -------      -----------     -----------    ---------
Increase (decrease) in net assets resulting from
   principal transactions                                 157,252           (4)        (910,630)       (940,616)          20
                                                       ----------      -------      -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   292,898          226         (150,405)         22,340       12,662

NET ASSETS:
   Beginning of year                                      763,468        2,584        9,072,827       6,424,931      297,700
                                                       ----------      -------      -----------     -----------    ---------
   End of year                                         $1,056,366      $ 2,810      $ 8,922,422     $ 6,447,271    $ 310,362
                                                       ==========      =======      ===========     ===========    =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $   (3,661)     $   (29)       $   9,002+     $   28,153    $  20,949
   Net realized gain (loss) on investments                 (9,510)         (26)        (695,343)        (27,226)      (3,939)
   Capital gain distributions from mutual funds                --           --           29,694+             --           --
   Net change in unrealized appreciation
      (depreciation) of investments                       197,257          596        2,582,672       1,626,921       16,131
                                                       ----------      -------      -----------     -----------    ---------
Increase (decrease) in net assets resulting
   from operations                                        184,086          541        1,926,025       1,627,848       33,141
                                                       ----------      -------      -----------     -----------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              --           --           72,800              --           --
   Net transfers from (to) other Divisions or fixed
      rate option                                         236,248            1         (212,834)       (893,216)           3
   Mortality reserve transfers                                 --           --               --              --           --
   Terminations, withdrawals and annuity benefits         (18,774)          (2)        (655,029)       (158,111)    (214,911)
                                                       ----------      -------      -----------     -----------    ---------
Increase (decrease) in net assets resulting from
   principal transactions                                 217,474           (1)        (795,063)     (1,051,327)    (214,908)
                                                       ----------      -------      -----------     -----------    ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   401,560          540        1,130,962         576,521     (181,767)
NET ASSETS:
   Beginning of year                                      361,908        2,044        7,941,865       5,848,410      479,467
                                                       ----------      -------      -----------     -----------    ---------
   End of year                                         $  763,468      $ 2,584      $ 9,072,827     $ 6,424,931    $ 297,700
                                                       ==========      =======      ===========     ===========    =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                           Divisions
                                                              ------------------------------------------------------------------
                                                                                                                      Van Kampen
                                                                                                   Van Kampen LIT        LIT
                                                              Van Kampen      Van Kampen LIT         Enterprise       Government
                                                              High Yield     Emerging Growth     Portfolio - Class   Portfolio -
                                                                 Fund      Portfolio - Class I           I             Class I
                                                              ----------   -------------------   -----------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $  404,813       $  (253,874)         $  (199,079)     $   369,977
   Net realized gain (loss) on investments                      (590,290)       (1,214,707)          (2,348,871)          60,046
   Capital gain distributions from mutual funds                       --                --                   --               --
   Net change in unrealized appreciation (depreciation) of
      investments                                                781,096         2,336,820            2,973,707         (151,238)
                                                              ----------       -----------          -----------      -----------
Increase (decrease) in net assets resulting from operations      595,619           868,239              425,757          278,785
                                                              ----------       -----------          -----------      -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,784            12,150               14,832            2,126
   Net transfers from (to) other Divisions or fixed rate
      option                                                       1,128          (848,506)            (513,571)        (529,266)
   Mortality reserve transfers                                   (17,471)               --                   --               --
   Terminations, withdrawals and annuity benefits               (777,225)       (2,515,109)          (3,102,480)      (1,246,745)
                                                              ----------       -----------          -----------      -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                 (791,784)       (3,351,465)          (3,601,219)      (1,773,885)
                                                              ----------       -----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (196,165)       (2,483,226)          (3,175,462)      (1,495,100)

NET ASSETS:
   Beginning of year                                           6,652,625        19,715,980           23,081,591       11,220,042
                                                              ----------       -----------          -----------      -----------
   End of year                                                $6,456,460       $17,232,754          $19,906,129      $ 9,724,942
                                                              ==========       ===========          ===========      ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                               $  455,217       $  (269,223)         $  (184,218)     $   438,878
   Net realized gain (loss) on investments                      (205,178)       (1,057,462)          (2,111,415)         268,152
   Capital gain distributions from mutual funds                       --                --                   --               --
   Net change in unrealized appreciation (depreciation) of
      investments                                              1,029,805         5,585,270            6,921,682         (654,029)
                                                              ----------       -----------          -----------      -----------
Increase (decrease) in net assets resulting from operations    1,279,844         4,258,585            4,626,049           53,001
                                                              ----------       -----------          -----------      -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,784            19,818               29,470           20,400
   Net transfers from (to) other Divisions or fixed rate
      option                                                           3        (1,131,977)            (414,417)        (511,218)
   Mortality reserve transfers                                     7,015                --               34,013            7,785
   Terminations, withdrawals and annuity benefits               (240,467)       (1,908,523)          (1,998,952)      (2,297,440)
                                                              ----------       -----------          -----------      -----------
Increase (decrease) in net assets resulting from principal
   transactions                                                 (231,665)       (3,020,682)          (2,349,886)      (2,780,473)
                                                              ----------       -----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,048,179         1,237,903            2,276,163       (2,727,472)

NET ASSETS:
   Beginning of year                                           5,604,446        18,478,077           20,805,428       13,947,514
                                                              ----------       -----------          -----------      -----------
   End of year                                                $6,652,625       $19,715,980          $23,081,591      $11,220,042
                                                              ==========       ===========          ===========      ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                             Divisions
                                                              ----------------------------------------------------------------------
                                                                 Van Kampen        Van Kampen LIT
                                                               LIT Growth and       Money Market                       Vanguard VIF
                                                              Income Portfolio   Portfolio - Class     Van Kampen    High Yield Bond
                                                                  - Class I              I            Reserve Fund      Portfolio
                                                              ----------------   -----------------   -------------   ---------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $  (188,554)       $   (23,973)       $   (1,688)         $ --
   Net realized gain (loss) on investments                         1,288,086                 --                --            --
   Capital gain distributions from mutual funds                           --                 --                --            --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  4,897,040                 --                --            15
                                                                 -----------        -----------        ----------          ----
Increase (decrease) in net assets resulting from operations        5,996,572            (23,973)           (1,688)           15
                                                                 -----------        -----------        ----------          ----

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     17,320             49,187                --           196
   Net transfers from (to) other Divisions or fixed rate
      option                                                         855,093              5,146               (21)           --
   Mortality reserve transfers                                            --             36,608                --            --
   Terminations, withdrawals and annuity benefits                 (7,139,410)        (1,372,029)         (947,391)           --
                                                                 -----------        -----------        ----------          ----
Increase (decrease) in net assets resulting from principal
   transactions                                                   (6,266,997)        (1,281,088)         (947,412)          196
                                                                 -----------        -----------        ----------          ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (270,425)        (1,305,061)         (949,100)          211

NET ASSETS:
   Beginning of year                                              51,965,310          5,552,618         1,235,596            --
                                                                 -----------        -----------        ----------          ----
   End of year                                                   $51,694,885        $ 4,247,557        $  286,496          $211
                                                                 ===========        ===========        ==========          ====

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $  (190,556)       $   (46,888)       $   (2,506)         $ --
   Net realized gain (loss) on investments                           336,822                 --                --            --
   Capital gain distributions from mutual funds                           --                 --                --            --
   Net change in unrealized appreciation (depreciation) of
      investments                                                 10,871,160                 --                --            --
                                                                 -----------        -----------        ----------          ----
Increase (decrease) in net assets resulting from operations       11,017,426            (46,888)           (2,506)           --
                                                                 -----------        -----------        ----------          ----

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     61,360             23,953                --            --
   Net transfers from (to) other Divisions or fixed rate
      option                                                         440,776           (663,237)          918,186            --
   Mortality reserve transfers                                            --                 --                --            --
   Terminations, withdrawals and annuity benefits                 (5,073,230)        (1,897,090)         (165,076)           --
                                                                 -----------        -----------        ----------          ----
Increase (decrease) in net assets resulting from principal
   transactions                                                   (4,571,094)        (2,536,374)          753,110            --
                                                                 -----------        -----------        ----------          ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                            6,446,332         (2,583,262)          750,604            --

NET ASSETS:
   Beginning of year                                              45,518,978          8,135,880           484,992            --
                                                                 -----------        -----------        ----------          ----
   End of year                                                   $51,965,310        $ 5,552,618        $1,235,596          $ --
                                                                 ===========        ===========        ==========          ====

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                                  ---------------------------------------------------------
                                                                                    WM VT          WM VT
                                                  Vanguard VIF       WM VT      Conservative   Conservative
                                                   REIT Index      Balanced       Balanced        Growth
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                  ------------   ------------   ------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $ --       $  1,219,396   $    83,220    $    (41,941)
   Net realized gain (loss) on investments              --            146,194       209,296      (2,980,291)
   Capital gain distributions from mutual funds         --                 --            --              --
   Net change in unrealized appreciation
      (depreciation) of investments                     48         20,509,231       611,480      21,717,883
                                                      ----       ------------   -----------    ------------
Increase (decrease) in net assets resulting
   from operations                                      48         21,874,821       903,996      18,695,651
                                                      ----       ------------   -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                      196          2,562,346       450,780         781,302
   Net transfers from (to) other Divisions or
      fixed rate option                                  2          4,818,865     1,640,764        (641,970)
   Mortality reserve transfers                          --                 --            --              --
   Terminations, withdrawals and annuity
      benefits                                          --        (32,220,844)   (1,292,358)    (25,427,145)
                                                      ----       ------------   -----------    ------------
Increase (decrease) in net assets resulting
   from principal transactions                         198        (24,839,633)      799,186     (25,287,813)
                                                      ----       ------------   -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                246         (2,964,812)    1,703,182      (6,592,162)

NET ASSETS:
   Beginning of year                                    --        271,888,282    12,768,805     201,945,989
                                                      ----       ------------   -----------    ------------
   End of year                                        $246       $268,923,470   $14,471,987    $195,353,827
                                                      ====       ============   ===========    ============

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $ --       $  2,638,085   $    78,302    $  1,433,141
   Net realized gain (loss) on investments              --         (5,322,554)       22,256     (14,262,361)
   Capital gain distributions from mutual funds         --                 --            --              --
   Net change in unrealized appreciation
      (depreciation) of investments                     --         51,180,952     1,589,050      57,076,953
                                                      ----       ------------   -----------    ------------
Increase (decrease) in net assets resulting
   from operations                                      --         48,496,483     1,689,608      44,247,733
                                                      ----       ------------   -----------    ------------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                       --            738,053        29,206         422,142
   Net transfers from (to) other Divisions or
      fixed rate option                                 --          4,062,362        (2,364)     (7,909,520)
   Mortality reserve transfers                          --                 --            --              --
   Terminations, withdrawals and annuity
      benefits                                          --        (38,607,816)   (1,233,335)    (26,608,412)
                                                      ----       ------------   -----------    ------------
Increase (decrease) in net assets resulting
   from principal transactions                          --        (33,807,401)   (1,206,493)    (34,095,790)
                                                      ----       ------------   -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 --         14,689,082       483,115      10,151,943

NET ASSETS:
   Beginning of year                                    --        257,199,200    12,285,690     191,794,046
                                                      ----       ------------   -----------    ------------
   End of year                                        $ --       $271,888,282   $12,768,805    $201,945,989
                                                      ====       ============   ===========    ============

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                 Divisions
                                                  -----------------------------------------------------------------------
                                                                     WM VT
                                                                   Flexible         WM VT
                                                  WM VT Equity      Income        Growth &         WM VT         WM VT
                                                   Income Fund     Portfolio     Income Fund    Growth Fund   Income Fund
                                                  ------------   ------------   ------------   ------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                   $    78,667    $  1,092,703   $   (161,424)  $   (671,146)  $ 1,104,774
   Net realized gain (loss) on investments            900,381       1,288,033       (304,992)   (13,313,519)      700,919
   Capital gain distributions from mutual funds            --              --             --             --            --
   Net change in unrealized appreciation
      (depreciation) of investments                 2,535,540         306,970      3,826,735     16,937,857      (870,343)
                                                  -----------    ------------   ------------   ------------   -----------
Increase (decrease) in net assets resulting
   from operations                                  3,514,588       2,687,706      3,360,319      2,953,192       935,350
                                                  -----------    ------------   ------------   ------------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                      82,755         594,650         40,880         64,467        88,456
   Net transfers from (to) other Divisions or
      fixed rate option                             1,836,092      (1,749,092)      (954,873)    (2,780,476)   (1,927,763)
   Mortality reserve transfers                             --              --             --             --            --
   Terminations, withdrawals and annuity
      benefits                                     (2,588,570)     (6,484,153)    (7,217,531)    (5,739,729)   (3,288,428)
                                                  -----------    ------------   ------------   ------------   -----------
Increase (decrease) in net assets resulting
   from principal transactions                       (669,723)     (7,638,595)    (8,131,524)    (8,455,738)   (5,127,735)
                                                  -----------    ------------   ------------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             2,844,865      (4,950,889)    (4,771,205)    (5,502,546)   (4,192,385)

NET ASSETS:
   Beginning of year                               20,951,244      59,237,248     50,456,841     51,966,258    26,546,180
                                                  -----------    ------------   ------------   ------------   -----------
   End of year                                    $23,796,109    $ 54,286,359   $ 45,685,636   $ 46,463,712   $22,353,795
                                                  ===========    ============   ============   ============   ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                   $   213,462+   $    758,684   $    (58,420)  $   (680,860)  $ 1,266,502
   Net realized gain (loss) on investments            419,877       1,589,897     (2,424,317)   (24,222,121)      959,240
   Capital gain distributions from mutual funds        87,433+             --             --             --            --
   Net change in unrealized appreciation
      (depreciation) of investments                 4,029,700       4,524,640     13,109,794     36,676,210       (24,624)
                                                  -----------    ------------   ------------   ------------   -----------
Increase (decrease) in net assets resulting
   from operations                                  4,750,472       6,873,221     10,627,057     11,773,229     2,201,118
                                                  -----------    ------------   ------------   ------------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                      49,081         456,623         45,608        109,349       127,637
   Net transfers from (to) other Divisions or
      fixed rate option                               470,545      (4,199,967)    (3,414,319)    (2,966,394)      806,312
   Mortality reserve transfers                             --              --             --             --            --
   Terminations, withdrawals and annuity
      benefits                                     (2,179,320)     (9,947,418)    (7,760,558)    (7,713,457)   (5,477,421)
                                                  -----------    ------------   ------------   ------------   -----------
Increase (decrease) in net assets resulting
   from principal transactions                     (1,659,694)    (13,690,762)   (11,129,269)   (10,570,502)   (4,543,472)
                                                  -----------    ------------   ------------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             3,090,778      (6,817,541)      (502,212)     1,202,727    (2,342,354)

NET ASSETS:
   Beginning of year                               17,860,466      66,054,789     50,959,053     50,763,531    28,888,534
                                                  -----------    ------------   ------------   ------------   -----------
   End of year                                    $20,951,244    $ 59,237,248   $ 50,456,841   $ 51,966,258   $26,546,180
                                                  ===========    ============   ============   ============   ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                Divisions
                                                                        -------------------------------------------------------
                                                                           WM VT         WM VT Mid      WM VT       WM VT Short
                                                                        International    Cap Stock   Money Market   Term Income
                                                                         Growth Fund       Fund          Fund          Fund
                                                                        -------------   ----------   ------------   -----------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                                           $   (14,972)   $  (70,454)  $    (73,451)  $   242,654
  Net realized gain (loss) on investments                                   (153,668)      289,286             --       124,655
  Capital gain distributions from mutual funds                                    --       106,704             --            --
  Net change in unrealized appreciation (depreciation) of investments      1,087,460       496,467             --      (303,053)
                                                                         -----------    ----------   ------------   -----------
Increase (decrease) in net assets resulting from operations                  918,820       822,003        (73,451)       64,256
                                                                         -----------    ----------   ------------   -----------

PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                              15,926        56,190         49,962        77,126
  Net transfers from (to) other Divisions or fixed rate option               (87,268)      419,857     (1,546,439)     (659,411)
  Mortality reserve transfers                                                     --            --             --            --
  Terminations, withdrawals and annuity benefits                            (965,666)     (748,152)    (3,667,686)   (1,284,410)
                                                                         -----------    ----------   ------------   -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                            (1,037,008)     (272,105)    (5,164,163)   (1,866,695)
                                                                         -----------    ----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (118,188)      549,898     (5,237,614)   (1,802,439)

NET ASSETS:
  Beginning of year                                                        8,630,408     6,497,896     15,776,611    10,742,304
                                                                         -----------    ----------   ------------   -----------
  End of year                                                            $ 8,512,220    $7,047,794   $ 10,538,997   $ 8,939,865
                                                                         ===========    ==========   ============   ===========

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                                           $    (3,916)   $  (62,412)  $   (161,154)  $   583,953
  Net realized gain (loss) on investments                                 (1,170,341)       77,393             --       276,736
  Capital gain distributions from mutual funds                                    --            --             --            --
  Net change in unrealized appreciation (depreciation) of investments      3,430,627     1,335,525             --      (368,637)
                                                                         -----------    ----------   ------------   -----------
Increase (decrease) in net assets resulting from operations                2,256,370     1,350,506       (161,154)      492,052
                                                                         -----------    ----------   ------------   -----------

PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                               8,593        15,950         18,815         6,107
  Net transfers from (to) other Divisions or fixed rate option              (183,426)     (250,364)    (1,958,180)      452,768
  Mortality reserve transfers                                                     --            --             --            --
  Terminations, withdrawals and annuity benefits                          (1,640,933)     (670,158)   (11,715,460)   (3,293,384)
                                                                         -----------    ----------   ------------   -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                            (1,815,766)     (904,572)   (13,654,825)   (2,834,509)
                                                                         -----------    ----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      440,604       445,934    (13,815,979)   (2,342,457)

NET ASSETS:
  Beginning of year                                                        8,189,804     6,051,962     29,592,590    13,084,761
                                                                         -----------    ----------   ------------   -----------
  End of year                                                            $ 8,630,408    $6,497,896   $ 15,776,611   $10,742,304
                                                                         ===========    ==========   ============   ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                              Divisions
                                                                        -------------------------------------------------------
                                                                                         WM VT       WM VT U.S
                                                                        WM VT Small    Strategic     Government     WM VT West
                                                                        Cap Growth      Growth       Securities    Coast Equity
                                                                           Fund        Portfolio        Fund           Fund
                                                                        -----------   -----------   ------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                                          $  (180,513)  $  (465,505)  $    704,080   $  (259,645)
  Net realized gain (loss) on investments                                (1,684,878)   (1,656,408)       254,204       357,439
  Capital gain distributions from mutual funds                                   --            --             --            --
  Net change in unrealized appreciation (depreciation) of investments     2,200,386     8,761,484       (339,456)    2,364,853
                                                                        -----------   -----------   ------------   -----------
Increase (decrease) in net assets resulting from operations                 334,995     6,639,571        618,828     2,462,647
                                                                        -----------   -----------   ------------   -----------

PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                             32,481       218,659        224,684        49,032
  Net transfers from (to) other Divisions or fixed rate option             (527,247)     (625,806)    (6,849,670)    1,240,235
  Mortality reserve transfers                                                    --            --             --            --
  Terminations, withdrawals and annuity benefits                         (1,620,696)   (7,355,598)    (5,115,054)   (2,387,726)
                                                                        -----------   -----------   ------------   -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (2,115,462)   (7,762,745)   (11,740,040)   (1,098,459)
                                                                        -----------   -----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,780,467)   (1,123,174)   (11,121,212)    1,364,188

NET ASSETS:
  Beginning of year                                                      14,278,644    64,653,289     35,016,533    23,222,626
                                                                        -----------   -----------   ------------   -----------
  End of year                                                           $12,498,177   $63,530,115   $ 23,895,321   $24,586,814
                                                                        ===========   ===========   ============   ===========

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                                          $  (157,595)  $    46,168   $  1,601,597   $  (201,018)
  Net realized gain (loss) on investments                                (4,331,967)   (6,630,800)     1,222,137      (758,839)
  Capital gain distributions from mutual funds                                   --            --             --            --
  Net change in unrealized appreciation (depreciation) of investments    10,489,147    22,419,897     (2,588,594)    7,705,072
                                                                        -----------   -----------   ------------   -----------
Increase (decrease) in net assets resulting from operations               5,999,585    15,835,265        235,140     6,745,215
                                                                        -----------   -----------   ------------   -----------

PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                             31,325       115,151        542,563        42,029
  Net transfers from (to) other Divisions or fixed rate option             (128,338)   (2,877,399)    (9,025,342)      306,573
  Mortality reserve transfers                                                    --            --             --            --
  Terminations, withdrawals and annuity benefits                         (1,871,361)   (7,145,150)    (7,545,220)   (1,856,477)
                                                                        -----------   -----------   ------------   -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (1,968,374)   (9,907,398)   (16,027,999)   (1,507,875)
                                                                        -----------   -----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   4,031,211     5,927,867    (15,792,859)    5,237,340

NET ASSETS:
  Beginning of year                                                      10,247,433    58,725,422     50,809,392    17,985,286
                                                                        -----------   -----------   ------------   -----------
  End of year                                                           $14,278,644   $64,653,289   $ 35,016,533   $23,222,626
                                                                        ===========   ===========   ============   ===========

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Divisions have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds:
   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I

The Alger American Fund:
   Alger American Leveraged AllCap Portfolio - Class O Shares (1)
   Alger American MidCap Growth Portfolio - Class O Shares (1)

American Century Variable Portfolios, Inc. ("American Century"):
   American Century VP Inflation Protection Fund - Class II (1)
   American Century VP Value Fund - Class I

Ayco Series Trust:
   Ayco Growth Fund (2)

Credit Suisse Trust ("Credit Suisse"):
   Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):
   Dreyfus IP MidCap Stock Portfolio - Initial shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares:

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

Evergreen Variable Annuity Trust:
   Evergreen Offit VA Emerging Markets Bond Fund - Class 1 (3)
   Evergreen Offit VA U.S. Government Securities Fund - Class 1 (3) Evergreen VA High Income Fund - Class 1
   Evergreen VA Strategic Income Fund - Class 1

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2 Fidelity(R) VIP Contrafund(R)Portfolio - Service Class 2 Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Index 500 Portfolio - Initial Class Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1) Fidelity(R) VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2 (1) Franklin Templeton - Franklin U.S. Government Fund - Class 2 (1)
   Franklin Templeton - Mutual Shares Securities Fund - Class 2 (1)
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2

Goldman Sachs Variable Insurance Trust:
   Goldman Sachs Capital Growth Fund

Janus Aspen Series:
   Janus Aspen Series International Growth Portfolio - Service Shares Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:
   JPMorgan Mid Cap Value Portfolio (1)
   JPMorgan Small Company Portfolio

LEVCO Series Trust:
   LEVCO Equity Value Fund

MFS(R)Variable Insurance Trust(SM) ("MFS VIT"):
   MFS(R)VIT Capital Opportunities Series-Initial Class
   MFS(R)VIT Emerging Growth Series-Initial Class
   MFS(R) VIT New Discovery Series-Initial Class
   MFS(R)VIT Research Series-Initial Class

Navellier Variable Insurance Series Fund, Inc.:
   Navellier Growth Portfolio (4)

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
   Neuberger Berman AMT Balanced Portfolio - Class I
   Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Neuberger Berman AMT Partners Portfolio - Class I

Oppenheimer Variable Account Funds:
   Oppenheimer Balanced Fund/VA - Non-Service Shares (1) (5)
   Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

PIMCO Variable Insurance Trust ("PIMCO VIT"):
   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class
   PIMCO VIT Total Return Portfolio - Administrative Class

Pioneer Variable Contracts Trust:
   Pioneer Fund VCT Portfolio - Class I  (6)
   Pioneer Growth Opportunities VCT Portfolio - Class I  (6)

Putnam Variable Trust ("Putnam VT"):
   Putnam VT Diversified Income Fund - Class IB  (1)
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB

Royce Capital Fund:
   Royce Small-Cap Portfolio

Safeco Resource Series Trust ("Safeco RST"):
   Safeco RST Core Equity Portfolio  (6)
   Safeco RST Growth Opportunities Portfolio  (6)

SunAmerica Series Trust ("SunAmerica"):
   SunAmerica - Aggressive Growth Portfolio - Class 1  (1)
   SunAmerica - SunAmerica Balanced Portfolio - Class 1  (1)

The Universal Institutional Funds, Inc. ("UIF"):
   UIF Core Plus Fixed Income Portfolio - Class I
   UIF Emerging Markets Equity Portfolio - Class I
   UIF Equity Growth Portfolio - Class I
   UIF Global Value Equity Portfolio - Class I
   UIF High Yield Portfolio - Class I
   UIF International Magnum Portfolio - Class I
   UIF U.S. Mid Cap Value Portfolio - Class I
   UIF U.S. Real Estate Portfolio - Class I
   UIF Value Portfolio - Class I

VALIC Company I:
   VALIC Company I - Blue Chip Growth Fund  (7)
   VALIC Company I - Health Sciences Fund  (7)
   VALIC Company I - Income & Growth Fund  (7)
   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund
   VALIC Company I - Money Market I Fund
   VALIC Company I - Nasdaq-100(R) Index Fund
   VALIC Company I - Science & Technology Fund
   VALIC Company I - Small Cap Index Fund
   VALIC Company I - Social Awareness Fund
   VALIC Company I - Stock Index Fund

Van Kampen Public Mutual Fund ("Van Kampen"):
   Van Kampen Comstock Fund
   Van Kampen Corporate Bond Fund
   Van Kampen High Yield Fund  (8)
   Van Kampen Reserve Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):
   Van Kampen LIT Emerging Growth Portfolio - Class I
   Van Kampen LIT Enterprise Portfolio - Class I
   Van Kampen LIT Government Portfolio - Class I
   Van Kampen LIT Growth and Income Portfolio - Class I
   Van Kampen LIT Money Market Portfolio - Class I

Vanguard(R)Variable Insurance Fund ("Vanguard VIF"):
   Vanguard(R)VIF High Yield Bond Portfolio  (1)
   Vanguard(R)VIF REIT Index Portfolio  (1)

WM Variable Trust ("WM VT"):
   WM VT Balanced Portfolio
   WM VT Conservative Balanced Portfolio
   WM VT Conservative Growth Portfolio
   WM VT Equity Income Fund
   WM VT Flexible Income Portfolio
   WM VT Growth & Income Fund
   WM VT Growth Fund
   WM VT Income Fund
   WM VT International Growth Fund
   WM VT Mid Cap Stock Fund
   WM VT Money Market Fund
   WM VT Short Term Income Fund
   WM VT Small Cap Growth Fund  (9)
   WM VT Strategic Growth Portfolio
   WM VT U.S. Government Securities Fund
   WM VT West Coast Equity Fund

(1)  Divisions became available on June 18, 2004.
(2) Effective December 19, 2003, Ayco Growth Fund (which was not available for new investments as of May 1, 2003) was reorganized into Goldman Sachs Capital Growth Fund. Goldman Sachs Capital Growth Fund is not available for new investments.
(3)  Effective July 11, 2003, the Evergreen Offit VA Emerging Markets Bond Fund
     - Class 1 and Evergreen Offit VA U.S. Government Securities Fund - Class 1 were closed and liquidated. All funds were transferred into VALIC Company I
     - Money Market I Fund.
(4) Effective May 26, 2004, Navellier Growth Portfolio was closed and liquidated. All funds were transferred into VALIC Company I - Money Market I Fund.
(5) Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(6) Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Contract owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.
(7)  Divisions became available on February 2, 2004.
(8) Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.
(9) Effective March 1, 2004, WM VT Small Cap Stock Fund changed its name to WM VT Small Cap Growth Fund.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. Payments between the Company and the Separate Account are disclosed in the Statement of Changes in Net Assets as mortality reserve transfers.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. A summary of these charges by contract follows:

----------------------------------------------------------------------------------------------------------
                                                                          Mortality and
                                                                        Expense Risk and          Annual
                                                                    Administrative Expenses,   Maintenance
Contracts                                                                 Annual Rates            Charge
----------------------------------------------------------------------------------------------------------
GENERATIONS(TM)                                                               1.40%                $30
----------------------------------------------------------------------------------------------------------
Platinum Investor(R)                                                          1.35%                N/A
----------------------------------------------------------------------------------------------------------
Platinum Investor Immediate VA                                                0.55%                N/A
----------------------------------------------------------------------------------------------------------
Select Reserve                                                                0.40%                N/A
----------------------------------------------------------------------------------------------------------
VAriety Plus(R)                                                               1.55%                $36
----------------------------------------------------------------------------------------------------------
WM Advantage                                                                  1.40%                N/A
----------------------------------------------------------------------------------------------------------
WM Strategic Asset Manager                                                    1.40%                $35
----------------------------------------------------------------------------------------------------------
Other Separate Account D Contracts (deferred load)                            1.25%                $30
----------------------------------------------------------------------------------------------------------
Other Separate Account D Contracts (issued prior to Jan. 1, 1982)             0.75%                N/A
----------------------------------------------------------------------------------------------------------

The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge from each purchase payment to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). These charges are deducted from the purchase payments.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the Contracts. The surrender charge is paid by redemption of units outstanding.

For WM Advantage and WM Strategic Asset Manager contracts, for investment advisory services, monthly fees are paid to WM Advisors, Inc. (and sub-advisors as the Growth and International Growth Funds employ sub-advisors) and WM Shareholder Services, Inc. by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. While the management fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. For its services as administrator, WM Shareholder Services, Inc. is also paid a monthly fee by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. WM Advisors, Inc. and WM Shareholder Services, Inc. may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                           Cost of     Proceeds
Divisions                                                                 Purchases   from Sales
------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I                             $ 24,319    $  458,796
AIM V.I. Premier Equity Fund - Series I                                     99,544     1,389,102
Alger American Leveraged AllCap Portfolio - Class O Shares                     199            --
Alger American MidCap Growth Portfolio - Class O Shares                        198            --
American Century VP Inflation Protection Fund - Class II                       200            --
American Century VP Value Fund - Class I                                   322,281       551,000
Credit Suisse Small Cap Growth Portfolio                                   152,377       156,237
Dreyfus IP MidCap Stock Portfolio - Initial shares                         175,651       227,074
Dreyfus Socially Responsible Growth Fund - Initial shares                   22,719       578,492
Dreyfus VIF Developing Leaders Portfolio - Initial shares                   38,287       877,820
Dreyfus VIF Quality Bond Portfolio - Initial shares                        438,378     1,230,778
Evergreen VA High Income Fund - Class 1                                    331,718        24,316
Evergreen VA Strategic Income Fund - Class 1                                35,928         2,998
Fidelity VIP Asset Manager Portfolio - Initial Class                        20,491        18,194
Fidelity VIP Asset Manager Portfolio - Service Class 2                     299,130       248,419
Fidelity VIP Contrafund Portfolio - Service Class 2                        873,048       778,972
Fidelity VIP Equity-Income Portfolio - Service Class 2                     594,588       927,217
Fidelity VIP Growth Portfolio - Service Class 2                            226,808       613,333
Fidelity VIP Index 500 Portfolio - Initial Class                             1,016         3,232
Fidelity VIP Mid Cap Portfolio - Service Class 2                               198            --
Fidelity VIP Overseas Portfolio - Initial Class                             11,655        10,842
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2        197            --
Franklin Templeton - Franklin U.S. Government Fund - Class 2                   197            --
Franklin Templeton - Mutual Shares Securities Fund - Class 2                   196            --
Franklin Templeton - Templeton Foreign Securities Fund - Class 2            76,611       142,929
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2      191,452       256,232
Goldman Sachs Capital Growth Fund                                            1,229        17,504
Janus Aspen Series International Growth Portfolio - Service Shares          40,860        23,471
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                82,199       137,756
Janus Aspen Series Worldwide Growth Portfolio - Service Shares              16,203       102,005
JPMorgan Mid Cap Value Portfolio                                               196            --
JPMorgan Small Company Portfolio                                           104,692        40,301
LEVCO Equity Value Fund                                                     35,285        11,228
MFS VIT Capital Opportunities Series - Initial Class                        76,343       286,202
MFS VIT Emerging Growth Series - Initial Class                              53,700     1,000,132
MFS VIT New Discovery Series - Initial Class                                84,104       152,176
MFS VIT Research Series - Initial Class                                     97,202       195,652
Navellier Growth Portfolio                                                      --     2,398,199
Neuberger Berman AMT Balanced Portfolio - Class I                           11,456        10,919
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                     75,575       107,523
Neuberger Berman AMT Partners Portfolio - Class I                            8,505         7,847
Oppenheimer Balanced Fund/VA - Non-Service Shares                              197            --
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     196            --
PIMCO VIT Real Return Portfolio - Administrative Class                     377,148       774,339

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                              Cost of       Proceeds
Divisions                                                    Purchases     from Sales
-------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class       $   135,883   $   224,332
PIMCO VIT Total Return Portfolio - Administrative Class         359,897       898,140
Pioneer Fund VCT Portfolio - Class I                          2,124,912        43,461
Pioneer Growth Opportunities VCT Portfolio - Class I          3,303,424       162,183
Putnam VT Diversified Income Fund - Class IB                        196            --
Putnam VT Growth and Income Fund - Class IB                     209,092       314,719
Putnam VT International Growth and Income Fund - Class IB       132,141        70,178
Royce Small-Cap Portfolio                                       225,759         1,515
Safeco RST Core Equity Portfolio                                 35,243     2,463,005
Safeco RST Growth Opportunities Portfolio                        98,662     3,935,559
SunAmerica - Aggressive Growth Portfolio - Class 1                  198            --
SunAmerica - SunAmerica Balanced Portfolio - Class 1                200            --
UIF Core Plus Fixed Income Portfolio - Class I                  456,785       850,613
UIF Emerging Markets Equity Portfolio - Class I                 215,996       313,988
UIF Equity Growth Portfolio - Class I                           331,722     1,853,274
UIF Global Value Equity Portfolio - Class I                     277,542     1,203,464
UIF High Yield Portfolio - Class I                              613,844     1,660,297
UIF International Magnum Portfolio - Class I                    233,448       737,089
UIF U.S. Mid Cap Value Portfolio - Class I                      480,698     2,061,588
UIF U.S. Real Estate Portfolio - Class I                        470,279       806,147
UIF Value Portfolio - Class I                                   979,954     2,124,320
VALIC Company I - Blue Chip Growth Fund                          85,487           133
VALIC Company I - Health Sciences Fund                           70,648            79
VALIC Company I - Income & Growth Fund                           48,014            95
VALIC Company I - International Equities Fund                   181,838       183,770
VALIC Company I - Mid Cap Index Fund                            573,961     1,242,846
VALIC Company I - Money Market I Fund                         2,779,770     3,488,906
VALIC Company I - Nasdaq-100 Index Fund                         255,476       468,412
VALIC Company I - Science & Technology Fund                      50,330        53,980
VALIC Company I - Small Cap Index Fund                          390,232       237,435
VALIC Company I - Social Awareness Fund                              32            69
VALIC Company I - Stock Index Fund                              596,431     1,361,869
Van Kampen Comstock Fund                                         79,158       986,243
Van Kampen Corporate Bond Fund                                   15,227         2,189
Van Kampen High Yield Fund                                      454,129       840,903
Van Kampen LIT Emerging Growth Portfolio - Class I              581,693     4,186,284
Van Kampen LIT Enterprise Portfolio - Class I                   205,589     4,004,944
Van Kampen LIT Government Portfolio - Class I                   662,549     2,066,107
Van Kampen LIT Growth and Income Portfolio - Class I          1,187,538     7,641,106
Van Kampen LIT Money Market Portfolio - Class I               1,160,982     2,465,924
Van Kampen Reserve Fund                                           1,449       950,461
Vanguard VIF High Yield Bond Portfolio                              196            --
Vanguard VIF REIT Index Portfolio                                   198            --
WM VT Balanced Portfolio                                     10,640,436    34,250,242

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                          Cost of      Proceeds
Divisions                                Purchases    from Sales
-----------------------------------------------------------------
WM VT Conservative Balanced Portfolio   $ 2,651,419   $ 1,768,555
WM VT Conservative Growth Portfolio       4,923,212    30,245,155
WM VT Equity Income Fund                  2,600,954     3,191,225
WM VT Flexible Income Portfolio           3,055,012     9,598,646
WM VT Growth & Income Fund                1,096,782     9,387,788
WM VT Growth Fund                           478,157     9,603,047
WM VT Income Fund                         2,167,407     6,189,457
WM VT International Growth Fund             394,069     1,445,772
WM VT Mid Cap Stock Fund                  1,177,301     1,412,951
WM VT Money Market Fund                   4,481,973     9,719,346
WM VT Short Term Income Fund                793,684     2,417,350
WM VT Small Cap Growth Fund               1,263,853     3,559,230
WM VT Strategic Growth Portfolio          1,200,424     9,426,196
WM VT U.S. Government Securities Fund     1,330,577    12,365,344
WM VT West Coast Equity Fund              2,282,286     3,639,585

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                  Net Asset   Value of Shares
Divisions                                                                Shares     Value      at Fair Value    Cost of Shares Held
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I                           131,536    $ 19.77       $2,600,465         $ 2,502,001
AIM V.I. Premier Equity Fund - Series I                                 371,235      21.30        7,907,310          10,256,380
Alger American Leveraged AllCap Portfolio - Class O Shares                    7      30.39              203                 199
Alger American MidCap Growth Portfolio - Class O Shares                      10      20.80              211                 198
American Century VP Inflation Protection Fund - Class II                     20      10.55              207                 200
American Century VP Value Fund - Class I                                311,989       8.75        2,729,905           2,186,072
Credit Suisse Small Cap Growth Portfolio                                 49,633      15.30          759,382             590,279
Dreyfus IP MidCap Stock Portfolio - Initial shares                       66,979      17.62        1,180,169             967,090
Dreyfus Socially Responsible Growth Fund - Initial shares               124,435      25.17        3,132,034           4,283,118
Dreyfus VIF Developing Leaders Portfolio - Initial shares               111,637      41.55        4,638,506           4,099,636
Dreyfus VIF Quality Bond Portfolio - Initial shares                     611,789      11.41        6,980,516           7,068,436
Evergreen VA High Income Fund - Class 1                                 526,538      10.76        5,665,545           5,323,763
Evergreen VA Strategic Income Fund - Class 1                              3,223      10.78           34,746              33,069
Fidelity VIP Asset Manager Portfolio - Initial Class                      9,786      14.85          145,316             139,984
Fidelity VIP Asset Manager Portfolio - Service Class 2                   80,486      14.64        1,178,318           1,072,805
Fidelity VIP Contrafund Portfolio - Service Class 2                     143,206      26.35        3,773,469           2,946,562
Fidelity VIP Equity-Income Portfolio - Service Class 2                  163,780      25.09        4,109,250           3,445,147
Fidelity VIP Growth Portfolio - Service Class 2                          84,749      31.64        2,681,460           2,431,916
Fidelity VIP Index 500 Portfolio - Initial Class                            599     137.75           82,545              76,912
Fidelity VIP Mid Cap Portfolio - Service Class 2                              8      29.88              233                 198
Fidelity VIP Overseas Portfolio - Initial Class                           1,950      17.52           34,161              33,834
Franklin Templeton - Franklin Small Cap Value Securities Fund -
   Class 2                                                                   14      15.65              224                 197
Franklin Templeton - Franklin U.S. Government Fund - Class 2                 16      12.84              203                 197
Franklin Templeton - Mutual Shares Securities Fund - Class 2                 13      16.64              214                 196
Franklin Templeton - Templeton Foreign Securities Fund - Class 2        134,132      14.35        1,924,798           1,782,960
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2    99,373      20.95        2,081,861           1,747,957
Goldman Sachs Capital Growth Fund                                        17,404      10.39          180,833             163,366
Janus Aspen Series International Growth Portfolio - Service Shares       14,632      26.94          394,186             316,021
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             39,672      25.36        1,006,080             789,495
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           27,831      26.62          740,865             740,627
JPMorgan Mid Cap Value Portfolio                                              9      25.92              221                 196
JPMorgan Small Company Portfolio                                         25,092      17.88          448,645             329,446
LEVCO Equity Value Fund                                                   5,841      11.24           65,653              56,021
MFS VIT Capital Opportunities Series - Initial Class                    129,469      13.57        1,756,900           1,589,545
MFS VIT Emerging Growth Series - Initial Class                          329,042      17.52        5,764,813           7,757,277
MFS VIT New Discovery Series - Initial Class                             53,881      14.87          801,205             721,929
MFS VIT Research Series - Initial Class                                  63,748      15.30          975,350             845,374
Neuberger Berman AMT Balanced Portfolio - Class I                         1,119       9.64           10,790              10,183
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                  46,871      17.83          835,702             668,148
Neuberger Berman AMT Partners Portfolio - Class I                           160      18.32            2,930               2,600
Oppenheimer Balanced Fund/VA - Non-Service Shares                            12      17.35              214                 197
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    8      29.51              227                 196
PIMCO VIT Real Return Portfolio - Administrative Class                  361,206      12.92        4,666,778           4,168,296

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.

                                                                         Net Asset   Value of Shares
Divisions                                                     Shares       Value      at Fair Value    Cost of Shares Held
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class          126,185     $10.08      $  1,271,948        $  1,267,974
PIMCO VIT Total Return Portfolio - Administrative Class        404,370      10.51         4,249,926           4,100,625
Pioneer Fund VCT Portfolio - Class I                           103,481      20.57         2,128,595           2,082,028
Pioneer Growth Opportunities VCT Portfolio - Class I           135,951      23.78         3,232,917           3,143,189
Putnam VT Diversified Income Fund - Class IB                        23       9.17               212                 196
Putnam VT Growth and Income Fund - Class IB                    113,553      25.44         2,888,786           2,498,730
Putnam VT International Growth and Income Fund - Class IB       52,768      13.51           712,890             517,217
Royce Small-Cap Portfolio                                      116,726       9.00         1,050,533             826,868
SunAmerica - Aggressive Growth Portfolio - Class 1                  21      10.19               217                 198
SunAmerica - SunAmerica Balanced Portfolio - Class 1                15      14.00               208                 200
UIF Core Plus Fixed Income Portfolio - Class I                 300,892      11.56         3,478,309           3,354,862
UIF Emerging Markets Equity Portfolio - Class I                196,113      11.05         2,167,046           1,709,963
UIF Equity Growth Portfolio - Class I                          810,124      13.75        11,139,204          14,506,307
UIF Global Value Equity Portfolio - Class I                    430,510      14.30         6,156,290           5,445,382
UIF High Yield Portfolio - Class I                             803,763       7.28         5,851,395           5,873,706
UIF International Magnum Portfolio - Class I                   350,992      11.29         3,962,700           4,045,851
UIF U.S. Mid Cap Value Portfolio - Class I                     810,744      16.99        13,774,540          12,205,652
UIF U.S. Real Estate Portfolio - Class I                       239,734      20.48         4,909,743           2,990,520
UIF Value Portfolio - Class I                                  788,333      14.88        11,730,391           9,324,777
VALIC Company I - Blue Chip Growth Fund                         10,863       8.49            92,227              85,356
VALIC Company I - Health Sciences Fund                           7,111      10.04            71,394              70,566
VALIC Company I - Income & Growth Fund                           5,192       9.97            51,761              47,920
VALIC Company I - International Equities Fund                  130,845       7.86         1,028,443             985,696
VALIC Company I - Mid Cap Index Fund                           309,966      21.30         6,602,275           5,559,933
VALIC Company I - Money Market I Fund                        8,702,257       1.00         8,702,257           8,702,257
VALIC Company I - Nasdaq-100 Index Fund                        186,017       4.51           838,937             667,653
VALIC Company I - Science & Technology Fund                     47,292      11.42           540,075             514,367
VALIC Company I - Small Cap Index Fund                          65,858      16.04         1,056,367             810,061
VALIC Company I - Social Awareness Fund                            143      19.70             2,810               3,293
VALIC Company I - Stock Index Fund                             272,275      32.77         8,922,439           9,814,369
Van Kampen Comstock Fund                                       348,313      18.51         6,447,270           5,471,538
Van Kampen Corporate Bond Fund                                  45,844       6.77           310,362             301,835
Van Kampen High Yield Fund                                   1,726,455       3.74         6,456,943           8,786,201
Van Kampen LIT Emerging Growth Portfolio - Class I             662,288      26.02        17,232,745          30,051,824
Van Kampen LIT Enterprise Portfolio - Class I                1,463,686      13.60        19,906,124          30,543,871
Van Kampen LIT Government Portfolio - Class I                1,025,838       9.48         9,724,945           9,554,731
Van Kampen LIT Growth and Income Portfolio - Class I         2,675,719      19.32        51,694,885          42,172,207
Van Kampen LIT Money Market Portfolio - Class I              4,247,576       1.00         4,247,576           4,247,576
Van Kampen Reserve Fund                                        286,495       1.00           286,495             286,495
Vanguard VIF High Yield Bond Portfolio                              23       9.02               211                 196
Vanguard VIF REIT Index Portfolio                                   12      20.09               247                 198
WM VT Balanced Portfolio                                    16,724,097      16.08       268,923,473         242,107,171
WM VT Conservative Balanced Portfolio                        1,224,364      11.82        14,471,987          12,391,561

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.

                                                     Net Asset   Value of Shares
Divisions                                 Shares       Value      at Fair Value    Cost of Shares Held
------------------------------------------------------------------------------------------------------
WM VT Conservative Growth Portfolio     11,566,242     $16.89      $195,353,827        $185,590,677
WM VT Equity Income Fund                 1,463,475      16.26        23,796,108          18,015,398
WM VT Flexible Income Portfolio          3,850,097      14.10        54,286,363          46,986,519
WM VT Growth & Income Fund               2,511,580      18.19        45,685,644          44,963,475
WM VT Growth Fund                        3,565,903      13.03        46,463,712          75,215,605
WM VT Income Fund                        2,017,490      11.08        22,353,787          20,619,666
WM VT International Growth Fund            666,579      12.77         8,512,218           7,965,824
WM VT Mid Cap Stock Fund                   428,698      16.44         7,047,790           5,588,325
WM VT Money Market Fund                 10,538,764       1.00        10,538,764          10,538,764
WM VT Short Term Income Fund             3,465,063       2.58         8,939,863           8,784,505
WM VT Small Cap Growth Fund              1,268,850       9.85        12,498,174          13,769,092
WM VT Strategic Growth Portfolio         3,443,367      18.45        63,530,114          62,432,062
WM VT U.S. Government Securities Fund    2,231,121      10.71        23,895,311          23,666,990
WM VT West Coast Equity Fund             1,202,289      20.45        24,586,811          20,043,942

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.

                                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                              Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         725         (46,306)            --              --          (45,581)
   Platinum Investor Immediate VA                             --              --             19              --               19
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                       3,863        (176,100)            --              --         (172,237)
   Platinum Investor Immediate VA                             --              --             19              --               19
Alger American Leveraged AllCap Portfolio -
   Class O Shares
   Platinum Investor Immediate VA                             --              --             19              --               19
Alger American MidCap Growth Portfolio -
   Class O Shares
   Platinum Investor Immediate VA                             --              --             19              --               19
American Century VP Inflation Protection Fund -
   Class II
   Platinum Investor Immediate VA                             --              --             20              --               20
American Century VP Value Fund - Class I
   Platinum Investor                                      14,326         (31,770)            --              --          (17,444)
   Platinum Investor Immediate VA                             --              --             19              --               19
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                      13,030         (12,789)            --              --              241
   Platinum Investor Immediate VA                             --              --             19              --               19
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                       8,139         (15,126)            --              --           (6,987)
   Platinum Investor Immediate VA                             --              --             19              --               19
Dreyfus Socially Responsible Growth Fund -
   Initial shares
   Platinum Investor                                       1,837         (77,965)            --              --          (76,128)
Dreyfus VIF Developing Leaders Portfolio -
   Initial shares
   Platinum Investor                                       1,659         (65,982)            --              --          (64,323)
   Platinum Investor Immediate VA                             --              --             19              --               19
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         550         (76,880)            --              --          (76,330)
   Platinum Investor Immediate VA                             --              --             20              --               20
Evergreen VA High Income Fund - Class 1
   Select Reserve                                          5,353            (438)            --              --            4,915
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                          4,871            (398)            --              --            4,473
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                            3,037          (3,093)            --              --              (56)
Fidelity VIP Asset Manager Portfolio -
   Service Class 2
   Platinum Investor                                      15,585         (12,014)            --              --            3,571
   Platinum Investor Immediate VA                             --              --             20              --               20
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                      81,333         (66,631)            --              --           14,702
   Platinum Investor Immediate VA                             --              --             19              --               19
Fidelity VIP Equity-Income Portfolio - Service
   Class 2
   Platinum Investor                                      12,049         (47,482)            --              --          (35,433)
   Platinum Investor Immediate VA                             --              --             19              --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                              Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                       1,817         (56,837)            --              --          (55,020)
   Platinum Investor Immediate VA                             --              --             19              --               19
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                               --            (681)            --              --             (681)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                             --              --             19              --               19
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                            2,638          (2,714)            --              --              (76)
Franklin Templeton - Franklin Small Cap Value
   Securities Fund - Class 2
   Platinum Investor Immediate VA                             --              --             19              --               19
Franklin Templeton - Franklin U.S. Government Fund -
   Class 2
   Platinum Investor Immediate VA                             --              --             20              --               20
Franklin Templeton - Mutual Shares Securities Fund -
   Class 2
   Platinum Investor Immediate VA                             --              --             19              --               19
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2
   Platinum Investor                                       3,247          (9,428)            --              --           (6,181)
   Platinum Investor Immediate VA                             --              --             19              --               19
Franklin Templeton - Templeton Global Asset
   Allocation Fund - Class 2
   Platinum Investor                                       6,721         (14,702)            --              --           (7,981)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                          --          (1,781)            --              --           (1,781)
Janus Aspen Series International Growth Portfolio -
   Service Shares
   Platinum Investor                                       5,528          (2,552)            --              --            2,976
   Platinum Investor Immediate VA                             --              --             19              --               19
Janus Aspen Series Mid Cap Growth Portfolio -
   Service Shares
   Platinum Investor                                      15,622         (24,767)            --              --           (9,145)
   Platinum Investor Immediate VA                             --              --             19              --               19
Janus Aspen Series Worldwide Growth Portfolio -
   Service Shares
   Platinum Investor                                         799         (14,644)            --              --          (13,845)
   Platinum Investor Immediate VA                             --              --             20              --               20
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                             --              --             19              --               19
JPMorgan Small Company Portfolio
   Platinum Investor                                       9,787          (2,396)            --              --            7,391
   Platinum Investor Immediate VA                             --              --             19              --               19
LEVCO Equity Value Fund
   Select Reserve                                          5,749          (1,813)            --              --            3,936
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                      10,022         (42,606)            --              --          (32,584)
   Platinum Investor Immediate VA                             --              --             19              --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                              Units Issued   Units Redeemed       Issued         Redeemed       (Decrease)
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        4,492        (121,479)           --              --          (116,987)
   Platinum Investor Immediate VA                              --              --            19              --                19
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        4,686         (12,479)           --              --            (7,793)
   Platinum Investor Immediate VA                              --              --            19              --                19
MFS VIT Research Series - Initial Class
   Platinum Investor                                        9,884         (24,273)           --              --           (14,389)
   Platinum Investor Immediate VA                              --              --            19              --                19
Navellier Growth Portfolio
   Select Reserve                                          (2,294)       (368,575)           --              --          (370,869)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                             2,659          (2,665)           --              --                (6)
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I
   Platinum Investor                                        8,687         (12,237)           --              --            (3,550)
   Platinum Investor Immediate VA                              --              --            19              --                19
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                             1,915          (1,920)           --              --                (5)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --              --            20              --                20
Oppenheimer Global Securities Fund/VA - Non-Service
   Shares
   Platinum Investor Immediate VA                              --              --            19              --                19
PIMCO VIT Real Return Portfolio - Administrative
   Class
   Platinum Investor                                        2,292         (39,264)           --              --           (36,972)
   Platinum Investor Immediate VA                              --              --            20              --                20
PIMCO VIT Short-Term Portfolio - Administrative
   Class
   Platinum Investor                                        1,473          (9,843)           --              --            (8,370)
   Platinum Investor Immediate VA                              --              --            20              --                20
PIMCO VIT Total Return Portfolio - Administrative
   Class
   Platinum Investor                                          758         (51,051)           --              --           (50,293)
   Platinum Investor Immediate VA                              --              --            20              --                20
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                      211,516          (3,152)           --              --           208,364
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                      327,571         (13,009)           --              --           314,562
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --              --            20              --                20
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       17,229         (28,680)           --              --           (11,451)
   Platinum Investor Immediate VA                              --              --            19              --                19
Putnam VT International Growth and Income Fund -
   Class IB
   Platinum Investor                                       10,921          (4,644)           --              --             6,277
   Platinum Investor Immediate VA                              --              --            19              --                19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                              Units Issued   Units Redeemed       Issued         Redeemed       (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio
   Select Reserve                                          16,260              --            --              --            16,260
Safeco RST Core Equity Portfolio
   Platinum Investor                                          145        (332,154)           --              --          (332,009)
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        1,038        (300,570)           --              --          (299,532)
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --              --            19              --                19
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --              --            20              --                20
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              1,652         (68,506)           --              --           (66,854)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                             19,943         (37,071)           --            (597)          (17,725)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                             44,024        (205,979)           --              --          (161,955)
   Platinum Investor                                          814         (42,357)           --              --           (41,543)
   Platinum Investor Immediate VA                              --              --            19              --                19
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                             12,834        (133,977)           --            (407)         (121,550)
UIF High Yield Portfolio - Class I
   GENERATIONS                                                232        (197,727)           --              --          (197,495)
   Platinum Investor                                          179         (18,550)           --              --           (18,371)
   Platinum Investor Immediate VA                              --              --            20              --                20
UIF International Magnum Portfolio - Class I
   GENERATIONS                                                160        (108,618)           --            (451)         (108,909)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                             45,957        (194,549)           --            (372)         (148,964)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                             13,007         (40,780)           --              --           (27,773)
UIF Value Portfolio - Class I
   GENERATIONS                                             41,798        (243,121)           --            (438)         (201,761)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                           8,660              --            --              --             8,660
VALIC Company I - Health Sciences Fund
   Select Reserve                                           6,632              --            --              --             6,632
VALIC Company I - Income & Growth Fund
   Select Reserve                                           4,702              --            --              --             4,702
VALIC Company I - International Equities Fund
   Platinum Investor                                        4,210         (13,119)           --              --            (8,909)
   Platinum Investor Immediate VA                              --              --            20              --                20
   Select Reserve                                           7,861              --            --              --             7,861
   VAriety Plus                                                --             (48)           --              --               (48)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                            Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                      2,116         (60,185)           --               --          (58,069)
   Platinum Investor Immediate VA                            --              --            19               --               19
   Select Reserve                                         6,927            (302)           --               --            6,625
VALIC Company I - Money Market I Fund
   Platinum Investor                                      2,837        (113,717)           --               --         (110,880)
   Platinum Investor Immediate VA                            --              --            --               --               --
   Select Reserve                                       182,609        (100,214)           --               --           82,395
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                      8,773         (57,780)           --               --          (49,007)
   Platinum Investor Immediate VA                            --              --            19               --               19
VALIC Company I - Science & Technology Fund
   Platinum Investor                                     11,408         (10,906)           --               --              502
   Platinum Investor Immediate VA                            --              --            19               --               19
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                     18,746          (5,721)           --               --           13,025
   Platinum Investor Immediate VA                            --              --            19               --               19
VALIC Company I - Social Awareness Fund
   VAriety Plus                                              --              (1)           --               --               (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                     11,955        (130,348)           --               --         (118,393)
   Platinum Investor Immediate VA                            --              --            19               --               19
   Select Reserve                                         9,246            (400)           --               --            8,846
   VAriety Plus                                              --             (77)           --               --              (77)
Van Kampen Comstock Fund
   Other Contracts                                           --         (35,150)           --             (295)         (35,445)
Van Kampen Corporate Bond Fund
   Other Contracts                                           --              --            --               --               --
Van Kampen High Yield Fund
   Other Contracts                                          470        (144,262)           --           (5,394)        (149,186)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                            1,116        (310,150)           --           (2,848)        (311,882)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                              639        (166,052)           --             (132)        (165,545)
   Other Contracts (Deferred Load, Non-Qualified)           965        (158,131)           --           (1,237)        (158,403)
   Other Contracts (Non-Qualified)                           --         (12,079)           --           (1,003)         (13,082)
   VAriety Plus                                           1,475         (68,389)           --               --          (66,914)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              173        (130,086)           --               --         (129,913)
   Other Contracts (Deferred Load, Non-Qualified)            --         (22,472)           --             (259)         (22,731)
   Other Contracts (Deferred Load, Qualified)                --              --            --             (788)            (788)
   Other Contracts (Non-Qualified)                           --          (9,466)           --               --           (9,466)
   VAriety Plus                                              --         (14,041)           --               --          (14,041)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                              Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                             90,858         (750,192)            --              --         (659,334)
   Platinum Investor                                          142          (18,896)            --              --          (18,754)
   Platinum Investor Immediate VA                              --               --             19              --               19
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                             12,512         (126,655)            --              --         (114,143)
   Other Contracts (Deferred Load, Non-Qualified)           2,647          (21,847)        14,595          (4,518)          (9,123)
   Other Contracts (Deferred Load, Qualified)                  --               --             --             (80)             (80)
   Other Contracts (Non-Qualified)                             --          (56,973)            --          (2,153)         (59,126)
   VAriety Plus                                                --          (32,161)            --              --          (32,161)
Van Kampen Reserve Fund
   Other Contracts                                             --         (227,183)            --            (730)        (227,913)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                              --               --             20              --               20
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                              --               --             20              --               20
WM VT Balanced Portfolio
   WM Advantage                                           282,576       (2,748,171)            --         (42,275)      (2,507,870)
   WM Strategic Asset Manager                             806,431       (3,432,417)            --              --       (2,625,986)
WM VT Conservative Balanced Portfolio
   WM Advantage                                            31,673          (22,698)            --              --            8,975
   WM Strategic Asset Manager                             332,589         (203,995)            --              --          128,594
WM VT Conservative Growth Portfolio
   WM Advantage                                           608,814       (3,030,239)            --              --       (2,421,425)
   WM Strategic Asset Manager                              85,301       (2,760,104)            --              --       (2,674,803)
WM VT Equity Income Fund
   WM Advantage                                           136,773          (88,463)            --              --           48,310
   WM Strategic Asset Manager                             224,167         (332,487)            --              --         (108,320)
WM VT Flexible Income Portfolio
   WM Advantage                                           103,357         (281,169)            --              --         (177,812)
   WM Strategic Asset Manager                              75,955       (1,078,430)            --              --       (1,002,475)
WM VT Growth & Income Fund
   WM Advantage                                             4,683       (1,158,064)            --              --       (1,153,381)
   WM Strategic Asset Manager                               4,983         (906,381)            --              --         (901,398)
WM VT Growth Fund
   WM Advantage                                            17,141       (1,347,132)            --            (118)      (1,330,109)
   WM Strategic Asset Manager                               2,943         (823,059)            --              --         (820,116)
WM VT Income Fund
   WM Advantage                                             9,870       (1,163,161)            --            (460)      (1,153,751)
   WM Strategic Asset Manager                              10,485         (463,619)            --              --         (453,134)
WM VT International Growth Fund
   WM Advantage                                            11,227         (648,587)            --            (320)        (637,680)
   WM Strategic Asset Manager                               9,154          (45,575)            --              --          (36,421)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                        Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                               Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
--------------------------------------------------------------------------------------------------------------------
WM VT Mid Cap Stock Fund
   WM Advantage                             44,973          (36,961)          --               --             8,012
   WM Strategic Asset Manager               54,303          (92,369)          --               --           (38,066)
WM VT Money Market Fund
   WM Advantage                             36,075         (611,393)          --               (5)         (575,323)
   WM Strategic Asset Manager                  610         (772,291)          --               --          (771,681)
WM VT Short Term Income Fund
   WM Advantage                              5,580         (834,358)          --           (5,314)         (834,092)
   WM Strategic Asset Manager               10,710         (111,211)          --               --          (100,501)
WM VT Small Cap Growth Fund
   WM Advantage                             14,117         (676,767)          --             (235)         (662,885)
   WM Strategic Asset Manager                  656         (150,900)          --               --          (150,244)
WM VT Strategic Growth Portfolio
   WM Advantage                             84,940         (404,975)          --               --          (320,035)
   WM Strategic Asset Manager               23,678         (852,439)          --               --          (828,761)
WM VT U.S. Government Securities Fund
   WM Advantage                              5,889       (1,236,471)          --             (470)       (1,231,052)
   WM Strategic Asset Manager               33,721       (1,567,546)          --               --        (1,533,825)
WM VT West Coast Equity Fund
   WM Advantage                            254,026          (76,323)          --               --           177,703
   WM Strategic Asset Manager               94,998         (252,539)          --               --          (157,541)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                                           Accumulation   Accumulation   Annuity Units  Annuity Units  Net Increase
Divisions                                                  Units Issued  Units Redeemed      Issued        Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                           1,067         (36,107)          --             --          (35,040)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                           6,355        (162,570)          --             --         (156,215)
American Century VP Value Fund - Class I
   Platinum Investor                                          13,016         (15,582)          --             --           (2,566)
Ayco Growth Fund
   Platinum Investor                                              --         (28,270)          --             --          (28,270)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                          47,343          (2,211)          --             --           45,132
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          21,460          (3,447)          --             --           18,013
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                             981         (71,424)          --             --          (70,443)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                           2,120         (66,959)          --             --          (64,839)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                           1,513         (91,529)          --             --          (90,016)
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                 --        (744,277)          --             --         (744,277)
Evergreen Offit VA U.S. Government Securities Fund -
   Class 1 Select Reserve                                         --         (81,156)          --             --          (81,156)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                 --        (562,638)          --             --         (562,638)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                 --          (1,233)          --             --           (1,233)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                   --            (516)          --             --             (516)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           9,004          (9,002)          --             --                2
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                          87,684         (31,456)          --             --           56,228
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          42,554         (43,999)          --             --           (1,445)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          72,253         (51,196)          --             --           21,057
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                   --          (1,185)          --             --           (1,185)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                   --         (29,452)          --             --          (29,452)
Franklin Templeton - Templeton Foreign Securities Fund -
   Class 2 Platinum Investor                                  26,821          (4,511)          --             --           22,310
Franklin Templeton - Templeton Global Asset Allocation
   Fund - Class 2 Platinum Investor                            2,118         (22,507)          --             --          (20,389)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                                           Accumulation   Accumulation   Annuity Units  Annuity Units  Net Increase
Divisions                                                  Units Issued  Units Redeemed      Issued        Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
   Platinum Investor                                          21,804              --           --             --          21,804
Janus Aspen Series International Growth Portfolio -
   Service Shares Platinum Investor                            1,751          (2,719)          --             --            (968)
Janus Aspen Series Mid Cap Growth Portfolio - Service
   Shares Platinum Investor                                   17,534         (24,404)          --             --          (6,870)
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares Platinum Investor                                       61         (36,888)          --             --         (36,827)
JPMorgan Small Company Portfolio
   Platinum Investor                                           4,237            (735)          --             --           3,502
LEVCO Equity Value Fund
   Select Reserve                                              1,031         (27,159)          --             --         (26,128)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                          11,916         (21,852)          --             --          (9,936)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           6,708         (89,801)          --             --         (83,093)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                           1,907         (14,698)          --             --         (12,791)
MFS VIT Research Series - Initial Class
   Platinum Investor                                           2,067         (32,820)          --             --         (30,753)
Navellier Growth Portfolio
   Select Reserve                                             13,697         (85,214)          --             --         (71,517)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                    1              (7)          --             --              (6)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                          49,361          (3,445)          --             --          45,916
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                    1         (17,409)          --             --         (17,408)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           2,288         (55,127)          --             --         (52,839)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           1,128         (51,778)          --             --         (50,650)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          20,115         (49,305)          --             --         (29,190)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          28,493         (32,544)          --             --          (4,051)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           3,054          (2,808)          --             --             246
Royce Small-Cap Portfolio
   Select Reserve                                             12,143         (12,148)          --             --              (5)
Safeco RST Core Equity Portfolio
   Platinum Investor                                             298         (40,780)          --             --         (40,482)
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                           3,827         (25,032)          --             --         (21,205)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                                     Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                            Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
----------------------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                             56,599          (94,096)             --              --        (37,497)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                421          (80,588)             --            (618)       (80,785)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                              2,890         (177,975)             --              --       (175,085)
   Platinum Investor                                        1,543          (39,694)             --              --        (38,151)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                              2,004         (128,836)             --            (422)      (127,254)
UIF High Yield Portfolio - Class I
   GENERATIONS                                                239         (160,744)             --              --       (160,505)
   Platinum Investor                                        3,970          (11,299)             --              --         (7,329)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                                416         (123,610)             --            (467)      (123,661)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                              2,474         (220,796)             --            (385)      (218,707)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                                798          (53,198)             --              --        (52,400)
UIF Value Portfolio - Class I
   GENERATIONS                                              3,278         (207,344)             --            (453)      (204,519)
VALIC Company I - International Equities Fund
   Platinum Investor                                        2,337          (15,089)             --              --        (12,752)
   Select Reserve                                             261           (3,755)             --              --         (3,494)
   VAriety Plus                                                --          (19,234)             --              --        (19,234)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                        2,618          (52,439)             --              --        (49,821)
   Select Reserve                                              45           (4,026)             --              --         (3,981)
VALIC Company I - Money Market I Fund
   Platinum Investor                                       10,131       (1,181,582)             --              --     (1,171,451)
   Select Reserve                                         892,426          (58,289)             --              --        834,137
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                       69,804          (28,773)             --              --         41,031
VALIC Company I - Science & Technology Fund
   Platinum Investor                                        1,970          (13,365)             --              --        (11,395)
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       23,579           (1,913)             --              --         21,666
VALIC Company I - Social Awareness Fund
   VAriety Plus                                                --               (1)             --              --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                        6,505         (111,723)             --              --       (105,218)
   Select Reserve                                           4,721               --              --              --          4,721
   VAriety Plus                                                --          (38,979)             --              --        (38,979)
Van Kampen Comstock Fund
   Other Contracts                                             --          (46,094)             --            (304)       (46,398)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                                     Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                                            Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Corporate Bond Fund
   Other Contracts                                             --          (34,696)             --              --        (34,696)
Van Kampen High Yield Fund
   Other Contracts                                            384          (45,664)          1,468          (6,562)       (50,374)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                              2,094         (320,171)             --          (2,948)      (321,025)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                              1,059         (155,973)             --            (137)      (155,051)
   Other Contracts (Deferred Load, Non-Qualified)           3,024          (89,556)         13,251          (7,729)       (81,010)
   Other Contracts (Non-Qualified)                         14,844               --              --          (1,033)        13,811
   VAriety Plus                                                --          (13,475)             --              --        (13,475)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              1,674         (210,475)             --              --       (208,801)
   Other Contracts (Deferred Load, Non-Qualified)              --          (57,847)          1,697          (1,323)       (57,473)
   Other Contracts (Non-Qualified)                          7,856             (615)             --              --          7,241
   VAriety Plus                                                63          (13,811)             --              --        (13,748)
Van Kampen LIT Growth and Income Portfolio -
   Class I
   GENERATIONS                                             16,635         (649,661)             --              --       (633,026)
   Platinum Investor                                       28,662           (9,734)             --              --         18,928
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                438         (241,049)             --              --       (240,611)
   Other Contracts (Deferred Load, Non-Qualified)           7,655          (47,968)             --          (5,681)       (45,994)
   Other Contracts (Non-Qualified)                             --          (96,082)             --          (2,218)       (98,300)
   VAriety Plus                                            32,161               --              --              --         32,161
Van Kampen Reserve Fund
   Other Contracts                                        220,267          (38,835)             --            (752)       180,680
WM VT Balanced Portfolio
   WM Advantage                                           128,058       (6,792,228)             --         (43,767)    (6,707,937)
   WM Strategic Asset Manager                             542,469       (4,410,990)             --              --     (3,868,521)
WM VT Conservative Balanced Portfolio
   WM Advantage                                            25,358          (59,050)             --              --        (33,692)
   WM Strategic Asset Manager                               5,134         (231,096)             --              --       (225,962)
WM VT Conservative Growth Portfolio
   WM Advantage                                             4,229       (4,115,526)             --              --     (4,111,297)
   WM Strategic Asset Manager                              55,807       (4,546,227)             --              --     (4,490,420)
WM VT Equity Income Fund
   WM Advantage                                             2,948          (98,646)             --              --        (95,698)
   WM Strategic Asset Manager                              85,912         (346,518)             --              --       (260,606)
WM VT Flexible Income Portfolio
   WM Advantage                                           108,179         (441,819)             --              --       (333,640)
   WM Strategic Asset Manager                              65,872       (2,006,490)             --              --     (1,940,618)
WM VT Growth & Income Fund
   WM Advantage                                            10,204       (2,193,135)             --              --     (2,182,931)
   WM Strategic Asset Manager                               5,178       (1,388,228)             --              --     (1,383,050)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                        Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Divisions                               Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
--------------------------------------------------------------------------------------------------------------------
WM VT Growth Fund
   WM Advantage                              4,598       (2,454,427)          --            (122)        (2,449,951)
   WM Strategic Asset Manager               19,240       (1,051,669)          --              --         (1,032,429)
WM VT Income Fund
   WM Advantage                             10,080       (2,186,581)          --            (476)        (2,176,977)
   WM Strategic Asset Manager              243,347         (378,108)          --              --           (134,761)
WM VT International Growth Fund
   WM Advantage                              7,569       (1,434,014)          --            (331)        (1,426,776)
   WM Strategic Asset Manager                6,513          (88,838)          --              --            (82,325)
WM VT Mid Cap Stock Fund
   WM Advantage                                 --         (227,050)          --              --           (227,050)
   WM Strategic Asset Manager                2,752         (114,656)          --              --           (111,904)
WM VT Money Market Fund
   WM Advantage                                155       (2,558,436)          --              --         (2,558,281)
   WM Strategic Asset Manager                3,217       (1,792,846)          --              --         (1,789,629)
WM VT Short Term Income Fund
   WM Advantage                              4,281       (1,388,282)          --              --         (1,384,001)
   WM Strategic Asset Manager              100,825         (234,429)          --              --           (133,604)
WM VT Small Cap Growth Fund
   WM Advantage                             13,584       (1,357,718)          --            (243)        (1,344,377)
   WM Strategic Asset Manager               28,360         (103,850)          --              --            (75,490)
WM VT Strategic Growth Portfolio
   WM Advantage                             13,248         (377,329)          --              --           (364,081)
   WM Strategic Asset Manager               15,290       (1,396,744)          --              --         (1,381,454)
WM VT U.S. Government Securities Fund
   WM Advantage                              2,491       (1,724,852)          --            (487)        (1,722,848)
   WM Strategic Asset Manager               84,700       (2,204,183)          --              --         (2,119,483)
WM VT West Coast Equity Fund
   WM Advantage                              6,900         (139,082)          --              --           (132,182)
   WM Strategic Asset Manager               24,124         (249,826)          --              --           (225,702)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                          Unit                   Income      Expense       Total
Divisions                                                      Units      Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2004
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                           247,852   $10.49   $2,600,236      0.60%       1.35%       22.34%
   Platinum Investor Immediate VA                                   19    11.75          229      1.17%       0.55%       17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                         1,057,615     7.48    7,907,100      0.43%       1.35%        4.35%
   Platinum Investor Immediate VA                                   19    10.57          206      0.90%       0.55%        5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   19    10.69          202      0.00%       0.55%        6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   19    11.24          210      0.00%       0.55%       12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   20    10.51          206      3.28%       0.55%        5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                           184,061    14.83    2,729,694      0.94%       1.35%       12.80%
   Platinum Investor Immediate VA                                   19    10.84          211      0.00%       0.55%        8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                            95,170     7.98      759,174      0.00%       1.35%        9.38%
   Platinum Investor Immediate VA                                   19    10.68          204      0.00%       0.55%        6.81%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            99,517    11.86    1,179,958      0.36%       1.35%       12.94%
   Platinum Investor Immediate VA                                   19    11.33          218      0.71%       0.55%       13.26%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                           431,982     7.25    3,132,033      0.36%       1.35%        4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                           354,417    13.09    4,638,295      0.18%       1.35%        9.85%
   Platinum Investor Immediate VA                                   19    10.91          210      0.38%       0.55%        9.09%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                           527,122    13.24    6,980,308      3.95%       1.35%        1.98%
   Platinum Investor Immediate VA                                   20    10.55          207      4.93%       0.55%        5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                              815,171     6.95    5,665,554      5.48%       0.40%        8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                4,473     7.77       34,740      8.87%       0.40%        7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                 49,298     2.95      145,308      2.65%       1.55%        3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           118,686     9.93    1,178,113      2.47%       1.35%        3.77%
   Platinum Investor Immediate VA                                   20    10.44          204      0.00%       0.55%        4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                           355,870    10.60    3,773,254      0.20%       1.35%       13.62%
   Platinum Investor Immediate VA                                   19    11.08          214      0.00%       0.55%       10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                           378,077    10.87    4,109,039      1.43%       1.35%        9.74%
   Platinum Investor Immediate VA                                   19    10.87          211      0.00%       0.55%        8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                           404,714     6.63    2,681,261      0.14%       1.35%        1.74%
   Platinum Investor Immediate VA                                   19    10.41          200      0.00%       0.55%        4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                  Unit                   Income      Expense      Total
Divisions                                               Units     Value   Net Assets   Ratio (a)    Ratio (b)   Return (c)
--------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                         27,885   $ 2.96   $   82,545      1.27%       1.55%        8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                           19    12.07          232      0.00%       0.55%       20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                         14,268     2.39       34,161      1.09%       1.55%       11.89%
Franklin Templeton - Franklin Small Cap Value
   Securities Fund - Class 2
   Platinum Investor Immediate VA                           19    11.54          223      0.00%       0.55%       15.39%
Franklin Templeton - Franklin U.S. Government Fund -
   Class 2
   Platinum Investor Immediate VA                           20    10.34          202      0.00%       0.55%        3.38%
Franklin Templeton - Mutual Shares Securities Fund -
   Class 2
   Platinum Investor Immediate VA                           19    11.00          214      0.00%       0.55%       10.00%
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2
   Platinum Investor                                   178,423    10.79    1,924,576      1.05%       1.35%       16.94%
   Platinum Investor Immediate VA                           19    11.50          223      0.00%       0.55%       14.98%
Franklin Templeton - Templeton Global Asset
   Allocation Fund - Class 2
   Platinum Investor                                   159,471    13.05    2,081,861      2.68%       1.35%       14.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                    20,023     9.03      180,833      0.68%       1.35%        7.62%
Janus Aspen Series International Growth Portfolio -
   Service Shares
   Platinum Investor                                    51,190     7.70      393,944      0.82%       1.35%       17.10%
   Platinum Investor Immediate VA                           19    12.13          235      0.67%       0.55%       21.26%
Janus Aspen Series Mid Cap Growth Portfolio -
   Service Shares
   Platinum Investor                                   194,236     5.18    1,005,860      0.00%       1.35%       18.86%
   Platinum Investor Immediate VA                           19    11.40          219      0.00%       0.55%       13.96%
Janus Aspen Series Worldwide Growth Portfolio -
   Service Shares
   Platinum Investor                                   116,913     6.34      740,654      0.87%       1.35%        3.13%
   Platinum Investor Immediate VA                           20    10.82          211      1.09%       0.55%        8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                           19    11.34          220      0.00%       0.55%       13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                    40,293    11.13      448,424      0.00%       1.35%       25.47%
   Platinum Investor Immediate VA                           19    11.94          228      0.00%       0.55%       19.39%
LEVCO Equity Value Fund
   Select Reserve                                        9,836     6.67       65,653      1.84%       0.40%       13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                   269,897     6.51    1,756,685      0.35%       1.35%       10.96%
   Platinum Investor Immediate VA                           19    11.03          214      0.00%       0.55%       10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                   709,358     8.13    5,764,601      0.00%       1.35%       11.44%
   Platinum Investor Immediate VA                           19    10.96          212      0.00%       0.55%        9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                    97,963     8.18      800,994      0.00%       1.35%        5.09%
   Platinum Investor Immediate VA                           19    10.81          207      0.00%       0.55%        8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                   133,379     7.31      975,133      1.05%       1.35%       14.30%
   Platinum Investor Immediate VA                           19    11.21          217      0.00%       0.55%       12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                  Unit                   Income      Expense      Total
Divisions                                               Units     Value   Net Assets   Ratio (a)    Ratio (b)   Return (c)
--------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Navellier Growth Portfolio
   Select Reserve                                           --   $ 6.27   $       --      0.00%       0.40%       -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                          4,606     2.34       10,790      1.20%       1.55%        7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I
   Platinum Investor                                   133,993     6.24      835,491      0.00%       1.35%       14.75%
   Platinum Investor Immediate VA                           19    11.21          213      0.00%       0.55%       12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                          1,143     2.56        2,930      0.01%       1.55%       17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                           20    10.93          213      0.00%       0.55%        9.27%
Oppenheimer Global Securities Fund/VA - Non-Service
   Shares
   Platinum Investor Immediate VA                           19    11.73          226      0.00%       0.55%       17.28%
PIMCO VIT Real Return Portfolio - Administrative
   Class
   Platinum Investor                                   313,664    14.88    4,666,568      0.97%       1.35%        7.46%
   Platinum Investor Immediate VA                           20    10.67          210      1.37%       0.55%        6.75%
PIMCO VIT Short-Term Portfolio - Administrative
   Class
   Platinum Investor                                   117,669    10.81    1,271,751      1.24%       1.35%       -0.06%
   Platinum Investor Immediate VA                           20    10.08          197      1.67%       0.55%        0.76%
PIMCO VIT Total Return Portfolio - Administrative
   Class
   Platinum Investor                                   334,567    12.70    4,249,720      1.85%       1.35%        3.49%
   Platinum Investor Immediate VA                           20    10.47          205      1.92%       0.55%        4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                   208,364    10.22    2,128,595      0.00%       1.35%        2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                   314,562    10.28    3,232,917      0.00%       1.35%        2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                           20    10.80          211      0.00%       0.55%        8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                   281,598    10.26    2,888,580      1.53%       1.35%        9.62%
   Platinum Investor Immediate VA                           19    10.78          210      0.00%       0.55%        7.76%
Putnam VT International Growth and Income Fund -
   Class IB
   Platinum Investor                                    63,549    11.21      712,657      1.10%       1.35%       19.36%
   Platinum Investor Immediate VA                           19    11.58          225      0.00%       0.55%       15.78%
Royce Small-Cap Portfolio
   Select Reserve                                       84,549    12.43    1,050,523      0.00%       0.40%       24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                        --     7.33           --      1.96%       1.35%        4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        --    12.85           --      0.00%       1.35%       17.43%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                           19    11.36          216      0.00%       0.55%       13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                           20    10.63          207      2.93%       0.55%        6.29%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                         469,484     7.41    3,478,305      3.63%       1.40%        2.92%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense       Total
Divisions                                           Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2004 - Continued
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      367,533   $ 5.90   $ 2,167,044      0.65%        1.40%       21.40%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                    1,301,230     6.85     8,912,553      0.17%        1.40%        6.27%
   Platinum Investor                                251,382     8.86     2,226,436      0.17%        1.35%        6.33%
   Platinum Investor Immediate VA                        19    10.64           206      0.32%        0.55%        6.43%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      771,775     7.98     6,156,289      0.74%        1.40%       11.96%
UIF High Yield Portfolio - Class I GENERATIONS      707,187     6.18     4,372,988      6.13%        1.40%        7.96%
   Platinum Investor                                140,367    10.53     1,478,195      6.17%        1.35%        8.02%
   Platinum Investor I mmediate VA                       20    10.86           212     11.53%        0.55%        8.61%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                      685,072     5.78     3,962,697      2.79%        1.40%       15.76%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                    1,323,508    10.41    13,774,539      0.02%        1.40%       13.00%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      271,296    18.10     4,909,743      1.60%        1.40%       34.50%
UIF Value Portfolio - Class I
   GENERATIONS                                    1,476,511     7.94    11,730,389      0.97%        1.40%       16.20%
VALIC Company I - Blue Chip Growth Fund Select
   Reserve                                            8,660    10.65        92,226      0.68%        0.40%        6.50%
VALIC Company I - Health Sciences Fund Select
   Reserve                                            6,632    10.76        71,393      0.00%        0.40%        7.65%
VALIC Company I - Income & Growth Fund Select
   Reserve                                            4,702    11.01        51,761      2.00%        0.40%       10.07%
VALIC Company I - International Equities Fund
   Platinum Investor                                 90,929     9.00       818,047      1.35%        1.35%       16.28%
   Platinum Investor Immediate VA                        20    11.38           222      0.93%        0.55%       13.75%
   Select Reserve                                    19,493     9.67       188,463      1.25%        0.40%       17.39%
   VAriety Plus                                      16,693     1.30        21,708      1.41%        1.55%       16.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                400,742    15.86     6,353,763      0.81%        1.35%       14.49%
   Platinum Investor Immediate VA                        19    11.20           216      0.68%        0.55%       12.03%
   Select Reserve                                    18,116    13.71       248,297      0.89%        0.40%       15.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                                265,990    10.75     2,858,757      0.79%        1.35%       -0.55%
   Platinum Investor Immediate VA                        --    10.03            --      0.00%        0.55%        0.32%
   Select Reserve                                   996,460     5.86     5,843,492      0.84%        0.40%        0.40%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                177,381     4.73       838,724      0.49%        1.35%        8.58%
   Platinum Investor Immediate VA                        19    11.11           211      1.06%        0.55%       11.13%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                140,172     3.85       539,876      0.00%        1.35%       -0.56%
   Platinum Investor Immediate VA                        19    10.50           199      0.00%        0.55%        5.00%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense       Total
Divisions                                           Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2004 - Continued
VALIC Company I - Small Cap Index Fund Platinum
   Investor                                          81,803   $12.91   $ 1,056,149      0.81%        1.35%       16.31%
   Platinum Investor Immediate VA                        19    11.48           217      0.67%        0.55%       14.80%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                         839     3.35         2,810      1.20%        1.55%        8.89%
VALIC Company I - Stock Index Fund
   Platinum Investor                                908,753     8.93     8,119,171      1.54%        1.35%        9.03%
   Platinum Investor Immediate VA                        19    10.78           210      1.75%        0.55%        7.80%
   Select Reserve                                    59,044     9.54       563,097      1.58%        0.40%       10.07%
   VAriety Plus                                      55,810     4.30       239,944      1.54%        1.55%        8.81%
Van Kampen Comstock Fund
   Other Contracts                                  217,619    29.63     6,447,271      1.23%        0.75%       16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                   45,928     6.76       310,362      5.01%        0.75%        4.25%
Van Kampen High Yield Fund**
   Other Contracts                                1,146,821     5.63     6,456,460      6.92%        0.75%        9.68%
Van Kampen LIT Emerging Growth Portfolio -
   Class I GENERATIONS                            1,502,640    11.47    17,232,754      0.00%        1.40%        5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                      881,049    15.46    13,623,368      0.39%        1.40%        2.61%
   Other Contracts (Deferred Load,
      Non-Qualified)                                843,655     5.94     5,015,022      0.38%        1.25%        2.76%
   Other Contracts (Deferred Load, Qualified)         1,236     5.91         7,303      0.38%        1.25%        2.76%
   Other Contracts (Non-Qualified)                   94,096     6.62       623,079      0.38%        0.75%        3.27%
   VAriety Plus                                     212,061     3.01       637,357      0.42%        1.55%        2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                      591,196    12.49     7,385,577      4.84%        1.40%        2.72%
   Other Contracts (Deferred Load,
      Non-Qualified)                                360,521     4.32     1,558,305      4.90%        1.25%        2.87%
   Other Contracts (Deferred Load, Qualified)         8,478     4.57        38,707      4.90%        1.25%        2.87%
   Other Contracts (Non-Qualified)                   99,245     4.93       488,816      4.90%        0.75%        3.39%
   VAriety Plus                                     103,191     2.46       253,537      4.68%        1.55%        2.57%
Van Kampen LIT Growth and Income Portfolio -
   Class I GENERATIONS                            4,884,521    10.16    49,614,205      0.99%        1.40%       12.79%
   Platinum Investor                                177,140    11.74     2,080,463      0.93%        1.35%       12.84%
   Platinum Investor Immediate VA                        19    11.14           217      0.00%        0.55%       11.41%
Van Kampen LIT Money Market Portfolio -
   Class I GENERATIONS                              269,953     9.00     2,429,021      0.77%        1.40%       -0.60%
   Other Contracts (Deferred Load,
      Non-Qualified)                                496,150     2.59     1,283,536      0.82%        1.25%       -0.45%
   Other Contracts (Deferred Load, Qualified)         1,539     2.59         3,982      0.82%        1.25%       -0.45%
   Other Contracts (Non-Qualified)                  183,863     2.89       531,018      0.82%        0.75%        0.05%
   VAriety Plus                                          --     1.76            --      0.12%        1.55%       -0.75%
Van Kampen Reserve Fund
   Other Contracts                                   69,062     4.15       286,496      0.19%        0.75%       -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                        20    10.80           211      0.00%        0.55%        8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                        20    12.46           246      0.00%        0.55%       24.56%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense      Total
Divisions                                           Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2004 - Continued
WM VT Balanced Portfolio
   WM Advantage                                  15,324,809   $ 1.34   $20,541,849      1.81%       1.40%        8.59%
   WM Strategic Asset Manager                    28,412,338     8.74   248,381,621      1.83%       1.40%        8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                     322,683     1.25       402,275      2.05%       1.40%        6.70%
   WM Strategic Asset Manager                     2,164,179     6.50    14,069,712      1.99%       1.40%        6.70%
WM VT Conservative Growth Portfolio
   WM Advantage                                  18,656,187     1.29    24,131,927      1.38%       1.40%       10.22%
   WM Strategic Asset Manager                    18,998,377     9.01   171,221,900      1.35%       1.40%       10.22%
WM VT Equity Income Fund
   WM Advantage                                     836,126     1.63     1,366,522      1.76%       1.40%       17.46%
   WM Strategic Asset Manager                     2,719,921     8.25    22,429,587      1.68%       1.40%       17.47%
WM VT Flexible Income Portfolio
   WM Advantage                                   1,334,703     1.29     1,717,979      3.42%       1.40%        4.99%
   WM Strategic Asset Manager                     6,865,841     7.66    52,568,380      3.30%       1.40%        4.99%
WM VT Growth & Income Fund
   WM Advantage                                   5,616,835     2.63    14,778,005      1.04%       1.40%        7.57%
   WM Strategic Asset Manager                     5,015,663     6.16    30,907,631      1.03%       1.40%        7.57%
WM VT Growth Fund
   WM Advantage                                   7,248,233     2.88    20,870,839      0.00%       1.40%        6.72%
   WM Strategic Asset Manager                     4,064,538     6.30    25,592,873      0.00%       1.40%        6.72%
WM VT Income Fund
   WM Advantage                                   5,976,351     1.83    10,919,109      5.95%       1.40%        4.09%
   WM Strategic Asset Manager                     1,634,050     7.00    11,434,686      5.85%       1.40%        4.09%
WM VT International Growth Fund
   WM Advantage                                   3,777,836     1.51     5,687,400      1.16%       1.40%       12.03%
   WM Strategic Asset Manager                       524,395     5.39     2,824,820      1.11%       1.40%       12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                                     535,027     1.62       864,678      0.31%       1.40%       13.00%
   WM Strategic Asset Manager                       765,173     8.08     6,183,116      0.32%       1.40%       13.00%
WM VT Money Market Fund
   WM Advantage                                   1,886,781     1.28     2,422,674      0.80%       1.40%       -0.55%
   WM Strategic Asset Manager                     1,419,380     5.72     8,116,323      0.79%       1.40%       -0.55%
WM VT Short Term Income Fund
   WM Advantage                                   3,525,591     1.46     5,156,343      3.82%       1.40%        0.65%
   WM Strategic Asset Manager                       582,836     6.49     3,783,522      3.90%       1.40%        0.65%
WM VT Small Cap Growth Fund
   WM Advantage                                   3,886,602     1.99     7,742,076      0.00%       1.40%        3.22%
   WM Strategic Asset Manager                       776,893     6.12     4,756,101      0.00%       1.40%        3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                                   1,045,397     1.20     1,254,281      0.71%       1.40%       11.26%
   WM Strategic Asset Manager                     6,436,098     9.68    62,275,834      0.64%       1.40%       11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                                   5,151,256     1.61     8,311,717      3.87%       1.40%        2.34%
   WM Strategic Asset Manager                     2,401,347     6.49    15,583,604      3.64%       1.40%        2.34%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                           Unit                    Income      Expense       Total
Divisions                                                       Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
WM VT West Coast Equity Fund
   WM Advantage                                                 883,329   $ 1.54   $ 1,361,934      0.23%       1.40%       11.46%
   WM Strategic Asset Manager                                 2,329,097     9.97    23,224,880      0.25%       1.40%       11.46%

2003
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            293,433     8.58     2,516,223      0.51%       1.35%       27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                          1,229,852     7.16     8,811,182      0.29%       1.35%       23.40%
American Century VP Value Fund - Class I
   Platinum Investor                                            201,505    13.15     2,649,270      0.99%       1.35%       27.23%
Ayco Growth Fund
   Platinum Investor                                                 --     8.21            --      0.70%       1.35%       25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                             94,929     7.29       692,297      0.00%       1.35%       46.56%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            106,504    10.50     1,118,114      0.29%       1.35%       29.96%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                            508,110     6.92     3,515,708      0.11%       1.35%       24.32%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                            418,740    11.91     4,988,809      0.03%       1.35%       29.93%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                            603,452    12.98     7,835,773      4.14%+      1.35%        3.54%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                    --     7.32            --      1.72%       0.40%       11.92%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                    --     6.55            --      0.00%       0.40%       -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                               810,256     6.42     5,201,999      8.99%       0.40%       17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                    --     7.19            --      0.76%       0.40%       16.29%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                  49,354     2.84       140,085      3.51%       1.55%       16.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                            115,115     9.57     1,101,182      3.34%       1.35%       16.09%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            341,168     9.33     3,183,882      0.27%       1.35%       26.48%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            413,510     9.90     4,095,177      1.53%       1.35%       28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            459,734     6.51     2,993,689      0.11%       1.35%       30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                  28,566     2.72        77,640      1.45%       1.55%       26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                  14,344     2.14        30,693      0.41%       1.55%       41.17%
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2
   Platinum Investor                                            184,604     9.22     1,702,799      1.57%       1.35%       30.44%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                         Unit                    Income      Expense      Total
Divisions                                                      Units     Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Franklin Templeton - Templeton Global Asset Allocation
   Fund - Class 2
   Platinum Investor                                          167,452   $11.43    $1,914,777      2.44%       1.35%       30.19%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                           21,804     8.39       182,963      0.00%       1.35%        2.19%
Janus Aspen Series International Growth Portfolio -
   Service Shares
   Platinum Investor                                           48,214     6.57       316,869      0.89%       1.35%       32.73%
Janus Aspen Series Mid Cap Growth Portfolio - Service
   Shares
   Platinum Investor                                          203,381     4.36       886,100      0.00%       1.35%       32.96%
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares
   Platinum Investor                                          130,758     6.14       803,247      0.79%       1.35%       22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                           32,902     8.87       291,844      0.00%       1.35%       34.16%
LEVCO Equity Value Fund
   Select Reserve                                               5,900     5.89        34,752      1.43%       0.40%       28.06%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                          302,481     5.87     1,774,368      0.23%       1.35%       25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                          826,345     7.29     6,025,670      0.00%       1.35%       28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                          105,756     7.78       822,829      0.00%       1.35%       31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                          147,768     6.40       945,198      0.67%       1.35%       23.03%
Navellier Growth Portfolio
   Select Reserve                                             370,869     6.87     2,548,182      0.00%       0.40%       39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                 4,612     2.18        10,037      1.71%       1.55%       14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                          137,543     5.43       747,393      0.00%       1.35%       26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                 1,148     2.19         2,510      0.00%       1.55%       33.01%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                          350,636    13.84     4,854,532      2.87%+      1.35%        7.39%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                          126,039    10.81     1,362,987      1.85%       1.35%        0.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          384,860    12.27     4,723,910      2.94%+      1.35%        3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          293,049     9.36     2,742,198      1.71%       1.35%       25.67%
Putnam VT International Growth and Income Fund -
   Class IB
   Platinum Investor                                           57,272     9.40       538,099      1.36%       1.35%       36.00%
Royce Small-Cap Portfolio
   Select Reserve                                              68,289     9.98       681,782      0.00%+      0.40%       40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                          332,009     7.04     2,338,987      0.92%       1.35%       23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                          299,532    10.94     3,277,101      0.00%       1.35%       41.03%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense      Total
Divisions                                           Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2003 - Continued
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                      536,338   $ 7.20   $ 3,860,994     0.06%+       1.40%        3.18%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      385,258     4.86     1,871,082     0.00%        1.40%       47.59%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                    1,463,185     6.44     9,430,151     0.00%        1.40%       23.19%
   Platinum Investor                                292,925     8.33     2,439,986     0.00%        1.35%       23.25%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      893,325     7.12     6,364,535     0.00%        1.40%       27.17%
UIF High Yield Portfolio - Class I
   GENERATIONS                                      904,682     5.73     5,181,607     0.00%        1.40%       23.96%
   Platinum Investor                                158,738     9.75     1,547,581     0.00%        1.35%       24.02%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                      793,981     5.00     3,967,517     0.12%        1.40%       25.65%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                    1,472,472     9.21    13,561,919     0.00%        1.40%       39.54%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      299,069    13.46     4,024,076     0.00%        1.40%       35.60%
UIF Value Portfolio - Class I
   GENERATIONS                                    1,678,272     6.84    11,474,771     0.00%        1.40%       32.22%
VALIC Company I - International Equities Fund
   Platinum Investor                                 99,838     7.74       772,461     1.34%        1.35%       27.90%
   Select Reserve                                    11,632     8.24        95,807     1.43%        0.40%       29.12%
   VAriety Plus                                      16,741     1.12        18,760     1.16%        1.55%       27.64%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                458,811    13.85     6,353,666     0.63%        1.35%       33.31%
   Select Reserve                                    11,491    11.86       136,263     0.66%        0.40%       34.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                                376,870    10.81     4,072,734     0.74%        1.35%       -0.75%
   Select Reserve                                   914,065     5.84     5,338,823     0.47%        0.40%        0.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                226,388     4.35       985,902     0.00%        1.35%       47.28%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                139,670     3.87       540,958     0.00%        1.35%       49.44%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                 68,778    11.10       763,468     0.47%        1.35%       44.50%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                         840     3.08         2,584     1.01%        1.55%       26.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                              1,027,146     8.19     8,417,062     1.28%+       1.35%       26.48%
   Select Reserve                                    50,198     8.66       434,945     1.31%+       0.40%       27.69%
   VAriety Plus                                      55,887     3.95       220,820     1.35%+       1.55%       26.23%
Van Kampen Comstock Fund
   Other Contracts                                  253,064    25.39     6,424,931     1.29%        0.75%       30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                                   45,928     6.48       297,700     6.20%        0.75%        8.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                        Unit                   Income     Expense      Total
Divisions                                                    Units      Value  Net Assets     Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Van Kampen High Yield Fund
   Other Contracts                                          1,296,007  $ 5.13  $  6,652,625     8.13%      0.75%       23.32%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                              1,814,522   10.87    19,715,980     0.00%      1.40%       25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                              1,046,594   15.07    15,772,209     0.50%      1.40%       24.13%
   Other Contracts (Deferred Load, Non-Qualified)           1,002,058    5.78     5,796,677     0.49%      1.25%       24.32%
   Other Contracts (Deferred Load, Qualified)                   1,236    5.75         7,107     0.49%      1.25%       24.32%
   Other Contracts (Non-Qualified)                            107,178    6.41       687,199     0.49%      0.75%       24.94%
   VAriety Plus                                               278,975    2.93       818,406     0.49%      1.55%       23.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                721,109   12.16     8,769,945     4.96%      1.40%        0.33%
   Other Contracts (Deferred Load, Non-Qualified)             383,252    4.20     1,610,266     4.26%      1.25%        0.48%
   Other Contracts (Deferred Load, Qualified)                   9,266    4.44        41,122     4.26%      1.25%        0.48%
Van Kampen LIT Government Portfolio - Class I - Continued
   Other Contracts (Non-Qualified)                            108,711    4.76       517,881     4.26%      0.75%        0.99%
   VAriety Plus                                               117,232    2.40       280,829     4.62%      1.55%        0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                              5,543,855    9.01    49,926,471     0.94%      1.40%       26.25%
   Platinum Investor                                          195,894   10.41     2,038,840     0.86%      1.35%       26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                384,096    9.05     3,476,975     0.56%      1.40%       -0.83%
   Other Contracts (Deferred Load, Non-Qualified)             505,273    2.60     1,313,075     0.58%      1.25%       -0.68%
   Other Contracts (Deferred Load, Qualified)                   1,619    2.60         4,209     0.58%      1.25%       -0.68%
   Other Contracts (Non-Qualified)                            242,989    2.89       701,453     0.58%      0.75%       -0.18%
   VAriety Plus                                                32,161    1.77        56,906     1.05%      1.55%       -0.98%
Van Kampen Reserve Fund
   Other Contracts                                            296,975    4.16     1,235,600     0.32%      0.75%       -0.23%
WM VT Balanced Portfolio
   WM Advantage                                            17,832,679    1.23    22,012,676     2.30%      1.40%       21.04%
   WM Strategic Asset Manager                              31,038,324    8.05   249,875,607     2.33%      1.40%       21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                               313,708    1.17       366,513     2.05%      1.40%       15.46%
   WM Strategic Asset Manager                               2,035,585    6.09    12,402,291     1.94%      1.40%       15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                            21,077,612    1.17    24,735,337     2.06%      1.40%       26.95%
   WM Strategic Asset Manager                              21,673,180    8.18   177,210,651     2.05%      1.40%       26.95%
WM VT Equity Income Fund
   WM Advantage                                               787,816    1.39     1,096,129     2.23% +    1.40%       28.29%
   WM Strategic Asset Manager                               2,828,241    7.02    19,855,115     2.50% +    1.40%       28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                             1,512,515    1.23     1,854,403     2.56%      1.40%       11.72%
   WM Strategic Asset Manager                               7,868,316    7.29    57,382,845     2.61%      1.40%       11.72%
WM VT Growth & Income Fund
   WM Advantage                                             6,770,216    2.45    16,559,568     1.17%      1.40%       25.04%
   WM Strategic Asset Manager                               5,917,061    5.73    33,897,273     1.18%      1.40%       25.04%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                            Investment
                                                                        Unit                  Income     Expense      Total
Divisions                                                    Units      Value  Net Assets    Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------------------------------------------------------------------------------------
2003 - Continued
WM VT Growth Fund
   WM Advantage                                             8,578,342  $ 2.70  $23,145,774     0.00%      1.40%       27.39%
   WM Strategic Asset Manager                               4,884,654    5.90   28,820,484     0.00%      1.40%       27.39%
WM VT Income Fund
   WM Advantage                                             7,130,102    1.76   12,514,840     5.64%      1.40%        8.25%
   WM Strategic Asset Manager                               2,087,184    6.72   14,031,340     6.39%      1.40%        8.25%
WM VT International Growth Fund
   WM Advantage                                             4,415,516    1.34    5,933,738     1.24%      1.40%       33.62%
   WM Strategic Asset Manager                                 560,816    4.81    2,696,670     1.23%      1.40%       33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                               527,015    1.43      753,763     0.28%      1.40%       25.96%
   WM Strategic Asset Manager                                 803,239    7.15    5,744,132     0.30%      1.40%       25.96%
WM VT Money Market Fund
   WM Advantage                                             2,462,104    1.29    3,178,772     0.60%      1.40%       -0.75%
   WM Strategic Asset Manager                               2,191,061    5.75   12,597,839     0.65%      1.40%       -0.75%
WM VT Short Term Income Fund
   WM Advantage                                             4,359,683    1.45    6,335,046     6.01%      1.40%        4.05%
   WM Strategic Asset Manager                                 683,337    6.45    4,407,258     6.81%      1.40%        4.05%
WM VT Small Cap Growth Fund
   WM Advantage                                             4,549,487    1.93    8,779,831     0.00%      1.40%       69.03%
   WM Strategic Asset Manager                                 927,137    5.93    5,498,813     0.00%      1.40%       69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                                             1,365,432    1.08    1,472,464     1.19%      1.40%       31.22%
   WM Strategic Asset Manager                               7,264,859    8.70   63,180,826     1.39%      1.40%       31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                             6,382,308    1.58   10,062,712     4.76%      1.40%        0.72%
   WM Strategic Asset Manager                               3,935,172    6.34   24,953,821     5.32%      1.40%        0.72%
WM VT West Coast Equity Fund
   WM Advantage                                               705,626    1.38      976,089     0.24%      1.40%       41.36%
   WM Strategic Asset Manager                               2,486,638    8.95   22,246,537     0.26%      1.40%       41.36%

2002
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          328,473    6.73    2,212,078     0.56%      1.35%      -16.81%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                        1,386,067    5.81    8,047,041     0.31%      1.35%      -31.20%
American Century VP Value Fund - Class I
   Platinum Investor                                          204,071   10.33    2,108,769     0.83% +    1.35%      -13.79%
Ayco Growth Fund
   Platinum Investor                                           28,270    6.54      184,788     0.41%      1.35%      -30.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                           49,797    4.98      247,791     0.00%      1.35%      -35.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                           88,491    8.08      714,853     0.36%      1.35%      -13.67%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                          578,553    5.57    3,220,133     0.19%      1.35%      -29.90%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                            Unit                   Income      Expense       Total
Divisions                                                        Units      Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                             483,579   $ 9.17   $4,434,291      0.05%       1.35%       -20.21%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                             693,468    12.54    8,697,179      5.27%       1.35%         6.32%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                744,277     6.54    4,869,798      8.55%       0.40%        -4.22%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                 81,156     6.57      533,057      0.70%       0.40%         9.52%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                              1,372,894     5.45    7,482,818      8.17%       0.40%        -0.72%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                  1,233     6.18        7,625     15.50%       0.40%         9.04%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                   49,870     2.44      121,853      2.76%       1.55%       -10.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             115,113     8.24      948,569      2.98%       1.35%       -10.25%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                             284,940     7.38    2,102,450      0.65%       1.35%       -10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             414,955     7.72    3,203,371      1.63%+      1.35%       -18.26%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                             438,677     4.98    2,184,500      0.17%       1.35%       -31.23%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                   29,751     2.15       63,955      0.78%       1.55%       -23.45%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                   43,796     1.52       66,386      0.86%       1.55%       -21.51%
Franklin Templeton - Templeton Foreign Securities Fund -
   Class 2
   Platinum Investor                                             162,294     7.07    1,147,655      1.77%       1.35%       -19.66%
Franklin Templeton - Templeton Global Asset Allocation Fund
   - Class 2
   Platinum Investor                                             187,841     8.78    1,649,880      1.82%       1.35%        -5.67%
Janus Aspen Series International Growth Portfolio - Service
   Shares
   Platinum Investor                                              49,182     4.95      243,522      0.65%       1.35%       -26.75%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                             210,251     3.28      688,959      0.00%       1.35%       -29.08%
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares
   Platinum Investor                                             167,585     5.03      843,678      0.62%       1.35%       -26.70%
JPMorgan Small Company Portfolio
   Platinum Investor                                              29,400     6.61      194,385      0.20%       1.35%       -22.70%
LEVCO Equity Value Fund
   Select Reserve                                                 32,028     4.60      147,331      0.12%       0.40%       -28.51%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                             312,417     4.67    1,458,179      0.05%       1.35%       -30.63%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                             909,438     5.68    5,161,449      0.00%       1.35%       -34.65%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                             118,547     5.90      699,140      0.00%       1.35%       -32.55%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                         Unit                   Income      Expense       Total
Divisions                                                     Units      Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
MFS VIT Research Series - Initial Class
   Platinum Investor                                          178,521   $ 5.20   $  928,118      0.30%       1.35%       -25.55%
Navellier Growth Portfolio
   Select Reserve                                             442,386     4.91    2,173,132      0.19%       0.40%       -19.19%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                 4,618     1.90        8,780      2.45%       1.55%       -18.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           91,627     4.30      394,043      0.00%       1.35%       -30.29%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                18,556     1.64       30,513      0.60%       1.55%       -25.31%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                                  --     6.33           --     14.60%       0.40%        -7.34%
OFFIT VIF-High Yield Fund
   Select Reserve                                                  --     5.33           --      9.10%       0.40%        -2.91%
OFFIT VIF-Total Return Fund
   Select Reserve                                                  --     5.99           --     20.20%       0.40%         5.60%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                                  --     6.49           --      0.51%+      0.40%         8.22%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                          403,475    12.89    5,201,442      4.61%+      1.35%        16.22%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                          176,689    10.74    1,897,788      3.13%+      1.35%         1.64%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          414,050    11.84    4,903,884      4.51%+      1.35%         7.62%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          297,100     7.45    2,212,145      1.68%+      1.35%       -20.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           57,026     6.91      393,960      0.54%       1.35%       -14.92%
Royce Small-Cap Portfolio
   Select Reserve                                              68,294     7.10      485,160      0.00%       0.40%       -14.16%
Safeco RST Core Equity Portfolio
   Platinum Investor                                          372,491     5.72    2,131,647      0.99%       1.35%       -26.90%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                          320,737     7.76    2,488,241      0.00%       1.35%       -38.51%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                                573,835     6.98    4,003,470      3.52%+      1.40%         5.83%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                466,043     3.29    1,533,568      0.00%       1.40%       -10.17%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                              1,638,270     5.23    8,570,817      0.15%       1.40%       -28.87%
   Platinum Investor                                          331,076     6.76    2,237,480      0.14%       1.35%       -28.83%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                              1,020,579     5.60    5,717,568      1.13%       1.40%       -18.02%
UIF High Yield Portfolio - Class I
   GENERATIONS                                              1,065,187     4.62    4,921,558      8.26%       1.40%        -8.56%
   Platinum Investor                                          166,067     7.86    1,305,411      9.30%       1.35%        -8.51%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                     Unit                   Income Ratio    Expense       Total
Divisions                                                 Units      Value    Net Assets         (a)       Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
UIF International Magnum Portfolio - Class I
   GENERATIONS                                            917,642   $ 3.98   $  3,649,437       0.86%        1.40%       -17.97%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                          1,691,178     6.60     11,162,303       0.00%        1.40%       -29.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                            351,469     9.92      3,487,506       2.93%+       1.40%        -2.17%
UIF Value Portfolio - Class I
   GENERATIONS                                          1,882,791     5.17      9,736,288       0.91%        1.40%       -23.24%
VALIC Company I - International Equities Fund
   Platinum Investor                                      112,590     6.05        681,105       0.32%        1.35%       -19.88%
   Select Reserve                                          15,126     6.38         96,488       0.59%        0.40%       -19.11%
   VAriety Plus                                            35,975     0.88         31,583       0.34%        1.55%       -20.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                      508,632    10.39      5,283,575       0.66%        1.35%       -16.04%
   Select Reserve                                          15,472     8.81        136,324       0.83%        0.40%       -15.24%
VALIC Company I - Money Market I Fund
   Platinum Investor                                    1,548,321    10.89     16,858,737       1.18%        1.35%        -0.11%
   Select Reserve                                          79,928     5.83        465,917       1.15%        0.40%         0.84%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                      185,357     2.96        548,088       0.00%        1.35%       -39.09%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                      151,065     2.59        391,511       0.00%        1.35%       -41.01%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       47,112     7.68        361,908       1.07%        1.35%       -21.88%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                               841     2.43          2,044       0.80%+       1.55%       -24.62%
VALIC Company I - Stock Index Fund
   Platinum Investor                                    1,132,364     6.48      7,336,334       1.15%        1.35%       -23.48%
   Select Reserve                                          45,477     6.79        308,591       1.20%        0.40%       -22.74%
   VAriety Plus                                            94,866     3.13        296,940       1.09%        1.55%       -23.63%
Van Kampen Comstock Fund
   Other Contracts                                        299,462    19.53      5,848,410       1.27%+       0.75%       -20.19%
Van Kampen Corporate Bond Fund
   Other Contracts                                         80,624     5.95        479,467       5.64%        0.75%         2.62%
Van Kampen High Yield Fund
   Other Contracts                                      1,346,381     4.16      5,604,446      11.20%        0.75%       -10.15%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                                --     2.96             --       6.98%+       1.55%        -3.65%
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                                 --    11.12             --      14.00%        1.40%        -1.61%
   Other Contracts (Deferred Load, Non-Qualified)              --     3.90             --      17.62%        1.25%        -1.46%
   Other Contracts (Deferred Load, Qualified)                  --     4.12             --      17.62%        1.25%        -1.46%
   Other Contracts (Non-Qualified)                             --     4.40             --      17.62%        0.75%        -0.97%
   VAriety Plus                                                --     2.17             --      14.23%        1.55%        -1.76%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                          2,135,547     8.65     18,478,077       0.36%        1.40%       -33.43%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                     Unit                   Income Ratio    Expense       Total
Divisions                                                 Units      Value    Net Assets         (a)       Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          1,201,646   $12.14   $ 14,588,571       0.49%        1.40%       -30.31%
   Other Contracts (Deferred Load, Non-Qualified)       1,083,068     4.65      5,039,795       0.48%        1.25%       -30.21%
   Other Contracts (Deferred Load, Qualified)               1,236     4.62          5,717       0.48%        1.25%       -30.21%
   Other Contracts (Non-Qualified)                         93,367     5.13        479,152       0.48%        0.75%       -29.86%
   VAriety Plus                                           292,450     2.37        692,193       0.27%        1.55%       -30.42%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                            929,910    12.12     11,272,066       2.94%        1.40%         8.09%
   Other Contracts (Deferred Load, Non-Qualified)         441,660     4.18      1,846,784       0.00%        1.25%         0.00%
   Other Contracts (Deferred Load, Qualified)               8,331     4.42         36,796       0.00%        1.25%         0.00%
   Other Contracts (Non-Qualified)                        101,470     4.72        478,671       0.00%        0.75%         0.00%
   VAriety Plus                                           130,980     2.39        313,197       2.88%        1.55%         7.93%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          6,176,881     7.13     44,060,833       0.99%        1.40%       -15.69%
   Platinum Investor                                      176,966     8.24      1,458,145       2.76%        1.35%       -12.66%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                            624,707     9.13      5,702,254       1.15%        1.40%        -0.19%
   Other Contracts (Deferred Load, Non-Qualified)         551,184     2.62      1,442,165       1.24%        1.25%        -0.04%
   Other Contracts (Deferred Load, Qualified)               1,702     2.62          4,454       1.24%        1.25%        -0.04%
   Other Contracts (Non-Qualified)                        341,288     2.89        987,007       1.24%        0.75%         0.46%
   VAriety Plus                                                --     1.79             --       0.19%        1.55%        -0.34%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                                 --     6.31             --       4.71%        1.40%         2.96%
Van Kampen Reserve Fund
   Other Contracts                                        116,295     4.17        484,992       0.79%        0.75%         0.24%
WM VT Balanced Portfolio
   WM Advantage                                        24,540,616     1.02     25,027,110       2.10%        1.40%       -10.05%
   WM Strategic Asset Manager                          34,906,845     6.65    232,172,090       2.24%        1.40%       -10.05%
WM VT Conservative Balanced Portfolio
   WM Advantage                                           347,400     1.01        351,534       0.77%        1.40%        -3.62%
   WM Strategic Asset Manager                           2,261,547     5.28     11,934,156       0.72%        1.40%        -3.62%
WM VT Conservative Growth Portfolio
   WM Advantage                                        25,188,909     0.92     23,284,477       3.18%        1.40%       -16.69%
   WM Strategic Asset Manager                          26,163,600     6.44    168,509,569       3.23%        1.40%       -16.69%
WM VT Equity Income Fund
   WM Advantage                                           883,514     1.08        958,169       2.04%+       1.40%       -13.73%
   WM Strategic Asset Manager                           3,088,847     5.47     16,902,297       2.28%+       1.40%       -13.73%
WM VT Flexible Income Portfolio
   WM Advantage                                         1,846,155     1.10      2,025,932       0.66%        1.40%         0.72%
   WM Strategic Asset Manager                           9,808,934     6.53     64,028,857       0.62%        1.40%         0.72%
WM VT Growth & Income Fund
   WM Advantage                                         8,953,147     1.96     17,513,520       0.69%        1.40%       -22.25%
   WM Strategic Asset Manager                           7,300,111     4.58     33,445,533       0.73%        1.40%       -22.25%
WM VT Growth Fund
   WM Advantage                                        11,028,293     2.12     23,358,123       0.00%        1.40%       -31.98%
   WM Strategic Asset Manager                           5,917,083     4.63     27,405,408       0.00%        1.40%       -31.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                         Unit                    Income      Expense       Total
Divisions                                                     Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
WM VT Income Fund
   WM Advantage                                             9,307,079   $ 1.62   $15,090,247     4.53%        1.40%         8.09%
   WM Strategic Asset Manager                               2,221,945     6.21    13,798,287     4.37%        1.40%         8.09%
WM VT International Growth Fund
   WM Advantage                                             5,842,292     1.01     5,875,477     1.12%        1.40%       -16.88%
   WM Strategic Asset Manager                                 643,141     3.60     2,314,327     1.16%        1.40%       -16.88%
WM VT Mid Cap Stock Fund
   WM Advantage                                               754,065     1.14       856,246     0.19%+       1.40%       -11.60%
   WM Strategic Asset Manager                                 915,143     5.68     5,195,716     0.22%+       1.40%       -11.60%
WM VT Money Market Fund
   WM Advantage                                             5,020,380     1.30     6,531,008     1.22%        1.40%        -0.03%
   WM Strategic Asset Manager                               3,980,690     5.79    23,061,582     1.29%        1.40%        -0.03%
WM VT Short Term Income Fund
   WM Advantage                                             5,743,684     1.40     8,021,009     3.96%        1.40%         4.79%
   WM Strategic Asset Manager                                 816,941     6.20     5,063,752     3.60%        1.40%         4.79%
WM VT Small Cap Growth Fund
   WM Advantage                                             5,893,863     1.14     6,729,301     0.00%+       1.40%       -47.89%
   WM Strategic Asset Manager                               1,002,627     3.51     3,518,132     0.00%+       1.40%       -47.89%
WM VT Strategic Growth Portfolio
   WM Advantage                                             1,729,513     0.82     1,421,326     3.72%        1.40%       -21.63%
   WM Strategic Asset Manager                               8,646,313     6.63    57,304,096     3.89%        1.40%       -21.63%
WM VT U.S. Government Securities Fund
   WM Advantage                                             8,105,156     1.57    12,688,224     3.76%        1.40%         7.36%
   WM Strategic Asset Manager                               6,054,655     6.30    38,121,168     2.85%        1.40%         7.36%
WM VT West Coast Equity Fund
   WM Advantage                                               837,808     0.98       819,824     0.66%        1.40%       -23.63%
   WM Strategic Asset Manager                               2,712,340     6.33    17,165,462     0.61%        1.40%       -23.63%

2001
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          368,195     8.09     2,980,485     0.31%        1.35%       -24.57%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                        1,573,033     8.44    13,273,146     0.12%        1.35%       -13.74%
American Century VP Value Fund - Class I
   Platinum Investor                                          103,696    11.99     1,242,987     0.02%        1.35%         8.50%
Ayco Growth Fund
   Platinum Investor                                           15,280     9.37       143,203     0.63%        1.35%       -11.02%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                           27,601     7.66       211,425     0.00%        1.35%       -14.96%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                           51,194     9.36       479,031     0.32%        1.35%         0.15%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                          733,121     7.94     5,820,870     0.06%        1.35%        23.62%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                          499,985    11.49     5,745,943     0.45%        1.35%         7.38%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                         Unit                   Income      Expense       Total
Divisions                                                      Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                          611,881   $11.80   $7,217,770      6.32%       1.35%          5.25%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                86,760     2.72      235,892      4.57%       1.55%         -5.57%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           49,828     9.18      457,488      0.00%       1.35%         -2.64%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                          167,876     8.27    1,388,925      0.06%       1.35%        -13.65%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          312,488     9.44    2,951,386      0.36%       1.35%         -6.50%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          526,862     7.24    3,815,207      0.00%       1.35%        -18.98%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                66,224     2.81      185,958      0.73%       1.55%        -13.46%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                51,178     1.93       98,831      8.06%       1.55%        -22.39%
Franklin Templeton - Templeton Foreign Securities Fund -
   Class 2
   Platinum Investor                                          199,320     8.80    1,754,283      2.60%       1.35%        -17.13%
Franklin Templeton - Templeton Global Asset Allocation Fund
   - Class 2
   Platinum Investor                                          221,591     9.31    2,063,320      1.45%       1.35%        -11.16%
Janus Aspen Series International Growth Portfolio - Service
   Shares
   Platinum Investor                                           45,033     6.76      304,428      0.92%       1.35%        -24.20%
Janus Aspen Series Mid Cap Growth Portfolio - Service
   Shares
   Platinum Investor                                          176,558     4.62      815,825      0.00%       1.35%        -40.41%
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares
   Platinum Investor                                          142,778     6.87      980,680      0.34%       1.35%        -23.66%
JPMorgan Small Company Portfolio
   Platinum Investor                                           11,731     8.55      100,345      0.01%       1.35%         -1.58%
LEVCO Equity Value Fund
   Select Reserve                                              41,904     6.43      269,612      0.84%       0.40%         -5.68%
Mercury HW Large Cap Value VIP Portfolio
   Select Reserve                                                  --     5.51           --      6.45%       0.40%         11.54%
Mercury Low Duration VIP Portfolio
   Select Reserve                                                  --     5.79           --      2.30%       0.40%          3.41%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                          251,398     6.73    1,691,569      0.00%       1.35%        -24.52%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                          119,193     8.68    9,719,891      0.00%       1.35%        -34.39%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                           87,585     8.74      765,804      0.00%       1.35%         -6.31%
MFS VIT Research Series - Initial Class
   Platinum Investor                                          144,384     6.98    1,008,257      0.00%       1.35%        -22.31%
Navellier Growth Portfolio
   Select Reserve                                             502,963     6.08    3,057,401      0.00%       0.40%        -28.37%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                 4,403     2.33       10,261      3.05%       1.55%        -14.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                         Unit                    Income      Expense      Total
Divisions                                                     Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           53,804   $ 6.17   $   331,919      0.00%       1.35%       -19.72%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                24,788     2.20        54,572      0.53%       1.55%        -4.33%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                           1,007,675     6.83     6,883,549     10.56%       0.40%         2.75%
OFFIT VIF-High Yield Fund
   Select Reserve                                           4,209,865     5.49    23,112,094      8.83%       0.40%         7.33%
OFFIT VIF-Total Return Fund
   Select Reserve                                               1,419     5.67         8,047      1.09%       0.40%         6.67%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                           1,970,857     6.00    11,819,821      4.00%       0.40%         6.10%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                          234,329    11.09     2,599,237      7.11%       1.35%         7.34%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           59,542    10.57       629,240      3.25%       1.35%         5.03%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          251,944    11.00     2,772,551      3.31%       1.35%         6.93%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          203,404     9.32     1,894,898      0.94%       1.35%        -6.78%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           34,054     8.12       276,529      3.04%       1.35%       -19.45%
Royce Small-Cap Portfolio
   Select Reserve                                              70,668     8.28       584,808      0.00%       0.40%        20.49%
Safeco RST Core Equity Portfolio
   Platinum Investor                                          426,021     7.83     3,335,254      0.75%       1.35%       -10.62%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                          357,970    12.62     4,516,189      0.00%       1.35%        17.53%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                                606,066     6.59     3,995,227      4.25%       1.40%         7.79%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                619,792     3.66     2,270,330      0.00%       1.40%        -7.80%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                              2,049,514     7.35    15,074,023      0.00%       1.40%       -16.30%
   Platinum Investor                                          436,478     9.50     4,144,941      0.00%       1.35%       -16.26%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                              1,186,007     6.83     8,105,084      1.00%       1.40%        -8.34%
UIF High Yield Portfolio - Class I
   GENERATIONS                                              1,335,821     5.05     6,749,740     10.36%       1.40%        -5.81%
   Platinum Investor                                          167,070     8.59     1,435,511     11.64%       1.35%        -5.76%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                              1,202,731     4.85     5,831,171      0.45%       1.40%       -20.42%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                              2,133,995     9.30    19,845,003      0.00%       1.40%        -4.50%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                                399,001    10.14     4,046,828      3.68%       1.40%         8.31%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                         Unit                    Income      Expense      Total
Divisions                                                     Units      Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
UIF Value Portfolio - Class I
   GENERATIONS                                              2,053,023   $ 6.74   $13,830,731      0.94%       1.40%         0.84%
VALIC Company I - International Equities Fund
   Platinum Investor                                          125,218     7.55       945,460      2.19%       1.35%       -23.03%
   Select Reserve                                              23,271     7.89       183,528      3.43%       0.40%       -22.29%
   VAriety Plus                                                35,538     1.10        39,018      1.81%       1.55%       -23.18%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                          625,471    12.37     7,738,795      0.81%       1.35%        -2.28%
   Select Reserve                                              26,641    10.40       276,940      0.62%       0.40%        -1.34%
VALIC Company I - Money Market I Fund
   Platinum Investor                                        1,708,677    10.90    18,625,166      4.24%       1.35%         2.29%
   Select Reserve                                             219,247     5.78     1,267,346      3.62%       0.40%         3.27%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                          156,379     4.85       759,099      0.11%       1.35%       -33.39%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                          105,846     4.39       465,042      0.00%       1.35%       -41.98%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                           29,778     9.83       292,833      1.08%       1.35%         0.45%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                                   841     3.23         2,715      0.97%       1.55%       -12.75%
VALIC Company I - Stock Index Fund
   Platinum Investor                                        1,285,990     8.47    10,887,484      0.95%       1.35%       -13.39%
   Select Reserve                                              46,316     8.78       406,803      1.10%       0.40%       -12.55%
   VAriety Plus                                               105,192     4.10       431,130      0.88%       1.55%       -13.56%
Van Kampen Comstock Fund
   Other Contracts                                            279,759    24.47     6,845,874      1.34%       0.75%        -2.53%
Van Kampen Corporate Bond Fund
   Other Contracts                                             68,717     5.80       398,236      6.37%       0.75%         8.63%
Van Kampen High Yield Fund
   Other Contracts                                          1,478,341     4.63     6,849,168     12.43%       0.75%        -3.40%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                               281,340     3.08       865,226      4.14%       1.55%        -3.12%
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                                468,951    11.30     5,300,051      6.88%       1.40%         8.44%
   Other Contracts (Deferred Load, Non-Qualified)             498,526     3.95     1,971,073      7.55%       1.25%         8.60%
   Other Contracts (Deferred Load, Qualified)                   9,285     4.18        38,774      7.55%       1.25%         8.60%
   Other Contracts (Non-Qualified)                            115,107     4.44       510,885      7.55%       0.75%         9.15%
   VAriety Plus                                                89,465     2.21       197,613      7.32%       1.55%         8.27%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                              2,702,703    13.00    35,126,796      0.10%       1.40%       -32.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                              1,460,168    17.42    25,438,627      0.19%       1.40%       -21.53%
   Other Contracts (Deferred Load, Non-Qualified)           1,180,647     6.67     7,871,893      0.19%       1.25%       -21.42%
   Other Contracts (Deferred Load, Qualified)                   1,375     6.63         9,109      0.19%       1.25%       -21.42%
   Other Contracts (Non-Qualified)                            157,356     7.32     1,151,303      0.19%       0.75%       -21.02%
   VAriety Plus                                               166,517     3.40       566,423      0.23%       1.55%       -21.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                            Investment
                                                                      Unit                    Income      Expense      Total
Divisions                                                Units       Value    Net Assets     Ratio (a)   Ratio (b)   Return (c)
-------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                            543,214   $11.21   $  6,091,798      6.34%       1.40%         5.43%
   VAriety Plus                                            69,816     2.22        154,680      6.04%       1.55%         5.27%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          5,717,703     8.46     48,378,015      0.06%       1.40%        -7.13%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                            723,757     9.14      6,618,749      3.70%       1.40%         2.23%
   Other Contracts (Deferred Load, Non-Qualified)         555,731     2.62      1,454,602      3.48%       1.25%         2.39%
   Other Contracts (Deferred Load, Qualified)               1,952     2.62          5,109      3.48%       1.25%         2.39%
   Other Contracts (Non-Qualified)                        318,635     2.88        917,237      3.48%       0.75%         2.90%
   VAriety Plus                                           112,139     1.79        201,051      0.12%       1.55%         2.08%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                          1,672,410     6.13     10,256,733      2.00%       1.40%        -0.33%
   Platinum Investor                                      168,076     9.43      1,585,615      1.62%       1.35%        -0.28%
Van Kampen Reserve Fund
   Other Contracts                                        360,911     4.16      1,501,510      3.33%       0.75%         2.64%
WM VT Balanced Portfolio
   WM Advantage                                        36,886,212     1.13     41,820,702      1.73%       1.40%        -1.27%
   WM Strategic Asset Manager                          40,969,356     7.39    302,943,112      1.77%       1.40%        -1.27%
WM VT Conservative Balanced Portfolio
   WM Advantage                                           403,206     1.05        423,342      0.88%       1.40%         0.97%
   WM Strategic Asset Manager                           2,351,794     5.48     12,876,874      0.90%       1.40%         0.97%
WM VT Conservative Growth Portfolio
   WM Advantage                                        37,740,782     1.11     41,878,078      3.74%       1.40%        -4.91%
   WM Strategic Asset Manager                          33,856,564     7.73    261,752,914      4.04%       1.40%        -4.91%
WM VT Equity Income Fund
   WM Advantage                                           596,076     1.26        749,301      0.77%       1.40%         6.41%
   WM Strategic Asset Manager                           3,246,150     6.34     20,589,426      0.86%       1.40%         6.41%
WM VT Flexible Income Portfolio
   WM Advantage                                         2,901,986     1.09      3,161,830      1.24%       1.40%         3.37%
   WM Strategic Asset Manager                           8,182,975     6.48     53,033,732      1.10%       1.40%         3.37%
WM VT Growth & Income Fund
   WM Advantage                                        13,349,740     2.52     33,587,921      0.33%       1.40%        -4.86%
   WM Strategic Asset Manager                           9,551,973     5.89     56,287,828      0.34%       1.40%        -4.86%
WM VT Growth Fund
   WM Advantage                                        16,431,695     3.11     51,162,056      1.77%       1.40%       -30.04%
   WM Strategic Asset Manager                           8,330,605     6.81     56,720,576      1.91%       1.40%       -30.04%
WM VT Income Fund
   WM Advantage                                        13,167,849     1.50     19,752,353      1.78%       1.40%         6.57%
   WM Strategic Asset Manager                           1,824,298     5.75     10,481,116      1.52%       1.40%         6.57%
WM VT International Growth Fund
   WM Advantage                                         8,563,606     1.21     10,361,552      0.70%       1.40%       -18.93%
   WM Strategic Asset Manager                             781,328     4.33      3,382,662      0.79%       1.40%       -18.93%
WM VT Mid Cap Stock Fund
   WM Advantage                                           859,189     1.28      1,103,595      0.05%       1.40%        10.43%
   WM Strategic Asset Manager                             823,143     6.42      5,286,444      0.06%       1.40%        10.43%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                            Investment
                                                                      Unit                    Income      Expense      Total
Divisions                                                Units       Value    Net Assets     Ratio (a)   Ratio (b)   Return (c)
-------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
WM VT Money Market Fund
   WM Advantage                                         6,426,492    $1.30    $ 8,362,389      3.76%       1.40%         2.34%
   WM Strategic Asset Manager                           3,412,876     5.79     19,777,243      3.25%       1.40%         2.34%
WM VT Short Term Income Fund
   WM Advantage                                         7,917,675     1.33     10,551,949      1.57%       1.40%         6.64%
   WM Strategic Asset Manager                             520,841     5.92      3,080,949      1.37%       1.40%         6.64%
WM VT Small Cap Growth Fund
   WM Advantage                                         8,841,767     2.19     19,370,950      0.00%       1.40%       -13.95%
   WM Strategic Asset Manager                           1,240,993     6.73      8,355,704      0.00%       1.40%       -13.95%
WM VT Strategic Growth Portfolio
   WM Advantage                                         2,014,342     1.05      2,112,345      2.93%       1.40%        -7.56%
   WM Strategic Asset Manager                          11,050,599     8.46     93,454,818      3.33%       1.40%        -7.56%
WM VT U.S. Government Securities Fund
   WM Advantage                                        11,459,193     1.46     16,709,693      1.46%       1.40%         6.29%
   WM Strategic Asset Manager                           3,747,398     5.86     21,977,545      1.09%       1.40%         6.29%
WM VT West Coast Equity Fund
   WM Advantage                                           867,963     1.28      1,112,160      0.45%       1.40%         5.39%
   WM Strategic Asset Manager                           3,331,295     8.29     27,606,576      0.52%       1.40%         5.39%

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

**   Formerly Van Kampen High-Income Corporate Bond Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of short-term capital gains within several Divisions. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. GAAP requires short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Divisions, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003 and 2002, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                  For the Year Ended December 31, 2003
                                                          ---------------------------------------------------
                                                              Net Investment       Capital Gain Distributions
                                                               Income (Loss)            from Mutual Funds
                                                          ----------------------   --------------------------
                                                          Originally                  Originally
Divisions                                                   stated      Restated        stated     Restated
--------------------------------------------------------------------------------   --------------------------
Dreyfus VIF Quality Bond Portfolio - Initial shares        $375,141    $224,200         $17,613    $168,554
PIMCO VIT Real Return Portfolio - Administrative Class      142,740      73,788          30,283      99,235
PIMCO VIT Total Return Portfolio - Administrative Class      92,660      75,261          19,887      37,286
Royce Small-Cap Portfolio                                    35,751      (2,282)            532      38,565
UIF Core Plus Fixed Income Portfolio - Class I              (23,541)    (54,747)             --      31,206
VALIC Company I - Stock Index Fund                           13,691       9,002          25,005      29,694
WM VT Equity Income Fund                                    267,149     213,462          33,746      87,433

                                                                     Investment Income Ratio
                                                          ---------------------------------------------
                                                            For the Year Ended      For the Year Ended
                                                            December 31, 2003       December 31, 2002
                                                          ---------------------   ---------------------
                                                          Originally              Originally
Divisions                                                   stated     Restated     stated     Restated
-------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I
   Platinum Investor                                           n/a         n/a       5.94%       0.83%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         5.97%       4.14%         n/a         n/a
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                           n/a         n/a       1.77%       1.63%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                              n/a         n/a       0.76%       0.51%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                         4.24%       2.87%       4.79%       4.61%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           n/a         n/a       3.24%       3.13%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                         3.31%       2.94%       5.75%       4.51%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                           n/a         n/a       2.31%       1.68%
Royce Small-Cap Portfolio
   Select Reserve                                            6.52%       0.00%         n/a         n/a

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                 Investment Income Ratio
                                                      ---------------------------------------------
                                                        For the Year Ended      For the Year Ended
                                                        December 31, 2003       December 31, 2002
                                                      ---------------------   ---------------------
                                                      Originally              Originally
Divisions                                               stated     Restated     stated     Restated
---------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                           0.86%       0.06%       4.03%       3.52%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                             n/a         n/a       3.20%       2.93%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                            n/a         n/a       2.59%       0.80%
VALIC Company I - Stock Index Fund
   Platinum Investor                                     1.34%       1.28%         n/a         n/a
   Select Reserve                                        1.37%       1.31%         n/a         n/a
   VAriety Plus                                          1.40%       1.35%         n/a         n/a
Van Kampen Comstock Fund
   Other Contracts                                         n/a         n/a       1.76%       1.27%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                            n/a         n/a       7.67%       6.98%
WM VT Equity Income Fund
   WM Advantage                                          2.48%       2.23%       2.11%       2.04%
   WM Strategic Asset Manager                            2.77%       2.50%       2.36%       2.28%
WM VT Mid Cap Stock Fund
   WM Advantage                                            n/a         n/a       1.99%       0.19%
   WM Strategic Asset Manager                              n/a         n/a       2.30%       0.22%
WM VT Small Cap Growth Fund
   WM Advantage                                            n/a         n/a       2.58%       0.00%
   WM Strategic Asset Manager                              n/a         n/a       2.71%       0.00%

n/a The investment income ratio did not change.

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000

             Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2004 and 2003 and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                             December 31
                                                                      -------------------------
                                                                          2004          2003
                                                                      -----------   -----------
                                                                            (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost - $46,646,227 - 2004; $43,133,011 - 2003)       $49,436,433   $45,349,130
   Fixed maturity securities, trading, at fair value
      (amortized cost - $8,946 - 2004; $52,000 - 2003)                     11,512        58,953
   Equity securities, at fair value (cost - $48,038 - 2004;
      $93,182 - 2003)                                                      70,294        98,523
   Equity securities, trading, at fair value (cost - $1,638 - 2004;
      $7,000 - 2003)                                                        6,374        10,000
   Mortgage loans on real estate, net of allowance
      ($4,964 - 2004; $7,124 - 2003)                                    3,324,940     2,953,495
   Policy loans                                                         1,730,819     1,705,891
   Investment real estate                                                  37,730        44,543
   Partnerships                                                         2,091,739     1,895,974
   Separate account seed money (cost - $39,758 - 2004;
      $90,670 - 2003)                                                      41,488        91,670
   Securities lending collateral                                        9,286,117     4,451,135
   Short-term investments                                                  62,913       112,440
   Derivatives assets                                                      11,077         9,560
                                                                      -----------   -----------
Total investments                                                      66,111,436    56,781,314

Cash                                                                      257,224       297,209
Restricted Cash                                                            18,647        88,781
Investment in ultimate Parent Company (cost - $8,597 in 2004
   and 2003)                                                               53,203        53,697
Notes receivable from affiliates                                          598,045       537,241
Indebtedness from affiliates                                               37,019        19,756
Accrued investment income                                                 705,590       651,815
Accounts receivable                                                     1,108,251     1,023,451
Deferred policy acquisition costs/cost of insurance purchased           3,617,153     3,250,287
Other assets                                                              272,270       376,578
Assets held in separate accounts                                       25,537,215    22,930,750
                                                                      -----------   -----------
Total assets                                                          $98,316,053   $86,010,879
                                                                      ===========   ===========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                -------------------------
                                                                    2004          2003
                                                                -----------   -----------
                                                                      (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                       $ 9,156,261   $ 7,898,915
   Policyholder contract deposits                                38,438,523    36,559,454
   Other policy claims and benefits payable                         198,769       273,008
   Other policyholders' funds                                     2,513,561     2,204,767
   Federal income taxes                                           1,442,907     1,104,182
   Indebtedness to affiliates                                       258,953       362,749
   Securities lending payable                                     9,286,117     4,451,135
   Other liabilities                                              1,256,335     1,240,035
   Derivative liabilities                                            57,647        27,165
   Liabilities related to separate accounts                      25,537,215    22,930,750
                                                                -----------   -----------
Total liabilities                                                88,146,288    77,052,160

Minority interest                                                   102,150        96,741

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued and outstanding                                            850           850
   Common stock, $10 par value, 600,000 shares authorized,
      issued and outstanding                                          6,000         6,000
   Additional paid-in capital                                     3,623,797     3,507,238
   Accumulated other comprehensive income                         1,398,625     1,097,788
   Retained earnings                                              5,038,343     4,250,102
                                                                -----------   -----------
Total shareholder's equity                                       10,067,615     8,861,978
                                                                -----------   -----------
Total liabilities, minority interest and shareholder's equity   $98,316,053   $86,010,879
                                                                ===========   ===========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                             2004         2003         2002
                                          ----------   ----------   ----------
                                                     (In Thousands)
Revenues:
   Premiums and other considerations      $2,540,322   $2,403,951   $2,138,833
   Net investment income                   3,557,160    3,288,686    3,054,530
   Net realized investment losses           (158,288)     (56,779)    (295,344)
   Other                                     289,140      175,663      175,528
                                          ----------   ----------   ----------
Total revenues                             6,228,334    5,811,521    5,073,547
                                          ----------   ----------   ----------
Benefits and expenses:
   Policyholders' benefits                 1,625,671    1,544,535    1,284,087
   Interest credited                       2,063,646    2,039,015    2,051,698
   Operating costs and expenses            1,034,525      939,785      753,033
                                          ----------   ----------   ----------
Total benefits and expenses                4,723,842    4,523,335    4,088,818
                                          ----------   ----------   ----------
Income before income tax expense           1,504,492    1,288,186      984,729
                                          ----------   ----------   ----------
Income tax expense:
   Current                                   126,112      250,906      107,502
   Deferred                                  272,600       75,649       64,917
                                          ----------   ----------   ----------
Total income tax expense                     398,712      326,555      172,419
                                          ----------   ----------   ----------
Net income before cumulative effect of
   accounting change                       1,105,780      961,631      812,310
Cumulative effect of accounting change,
   net of tax                                (16,859)          --           --
                                          ----------   ----------   ----------
Net income                                $1,088,921   $  961,631   $  812,310
                                          ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                      Year ended December 31
                                              -------------------------------------
                                                  2004         2003         2002
                                              -----------   ----------   ----------
                                                          (In Thousands)
Preferred stock:
   Balance at beginning and end of year       $       850   $      850   $      850
                                              -----------   ----------   ----------
Common stock:
   Balance at beginning and end of year             6,000        6,000        6,000
                                              -----------   ----------   ----------
Additional paid-in capital:
   Balance at beginning of year                 3,507,238    3,167,462    2,691,492
   Capital contribution from Parent Company       116,559      339,776      475,970
                                              -----------   ----------   ----------
Balance at end of year                          3,623,797    3,507,238    3,167,462
Accumulated other comprehensive income:
   Balance at beginning of year                 1,097,788      736,299      175,507
   Other comprehensive income                     300,837      361,489      560,792
                                              -----------   ----------   ----------
Balance at end of year                          1,398,625    1,097,788      736,299
Retained earnings:
   Balance at beginning of year                 4,250,102    3,289,151    2,922,422
   Net income                                   1,088,921      961,631      812,310
   Dividends paid                                (300,680)        (680)    (445,581)
                                              -----------   ----------   ----------
Balance at end of year                          5,038,343    4,250,102    3,289,151
                                              -----------   ----------   ----------
Total shareholder's equity                    $10,067,615   $8,861,978   $7,199,762
                                              ===========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                       2004         2003         2002
                                                    ----------   ----------   ----------
                                                               (In Thousands)
Net income                                          $1,088,921   $  961,631   $  812,310
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities, after tax (pretax: 2004 -
      $453,261; 2003 - $549,834; 2002 - $720,641)      294,620      357,392      468,416
   Hedging activities (pretax: 2004 - $(31,877);
      2003 - $(68,391); 2002 - $5,025)                 (20,720)     (44,454)       3,267
   Reclassification adjustment for losses
      included in net income                            26,937       48,551       89,109
                                                    ----------   ----------   ----------
   Other comprehensive income                          300,837      361,489      560,792
                                                    ----------   ----------   ----------
Comprehensive income                                $1,389,758   $1,323,120   $1,373,102
                                                    ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2004           2003           2002
                                                                 ------------   ------------   ------------
                                                                               (In Thousands)
Operating activities
Net income                                                       $  1,088,921   $    961,631   $    812,310
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Cumulative effect of accounting change, net of tax               16,859             --             --
   Interest credited on policyholder contracts                      2,063,646      2,039,015      2,051,698
   Change in accounts receivable                                      (84,800)      (155,662)        (3,438)
   Change in future policy benefits and other policy claims        (1,018,480)       216,269      1,096,583
   Amortization of policy acquisition costs and cost of
      insurance purchased                                             311,214        311,029        165,269
   Policy acquisition costs deferred                                 (757,710)      (583,939)      (466,779)
   Change in other policyholders' funds                               308,794        339,326         62,893
   Provision for deferred income tax expense                          255,872        267,645        357,510
   Depreciation and amortization, including premiums and
      discounts                                                       193,670        170,474        150,310
   Change in indebtedness to (from) affiliates                       (181,863)       320,652         68,133
   Change in amounts payable to brokers                               (72,843)      (614,174)       384,634
   Change in trading securities                                        51,067        (68,953)            --
   Change in restricted cash                                           70,134        (88,781)            --
   Realized investments losses                                        158,288        315,144        422,536
   Other, net                                                          (9,928)       522,312         35,272
                                                                 ------------   ------------   ------------
Net cash provided by operating activities                           2,392,841      3,951,988      5,136,931

Investing activities
Purchases of:
   Fixed maturity and equity securities                           (27,374,134)   (34,541,457)   (34,652,736)
   Mortgages                                                         (691,747)      (443,541)      (286,385)
   Other long-term investments                                    (18,188,518)   (14,902,823)   (17,511,338)
Sales of:
   Fixed maturity and equity securities                            27,001,768     29,702,380     29,957,705
   Mortgages                                                          307,711        291,851        236,727
   Other long-term investments                                     12,915,557     13,862,846     15,080,395
Redemptions and maturities of fixed maturity and
   equity securities                                                1,735,026      1,792,981      2,197,983
Sales and purchases of property, equipment, and
   software, net                                                        9,648     (1,056,323)       (23,816)
                                                                 ------------   ------------   ------------
Net cash used in investing activities                              (4,284,689)    (5,294,086)    (5,001,465)

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                                                          2004          2003          2002
                                                      -----------   -----------   -----------
                                                                   (In Thousands)
Financing activities
Net policyholder account deposits                       7,332,833     6,780,518     3,324,162
Net policyholder account withdrawals                   (5,296,849)   (5,574,250)   (3,046,859)
Dividends paid                                           (300,680)         (680)     (445,581)
Capital contribution from parent                          116,559       339,776        28,000
Other                                                          --            --        (1,289)
                                                      -----------   -----------   -----------
Net cash provided by (used in) financing activities     1,851,863     1,545,364      (141,567)
                                                      -----------   -----------   -----------
Increase (decrease) in cash                               (39,985)      203,266        (6,101)
Cash at beginning of year                                 297,209        93,943       100,044
                                                      -----------   -----------   -----------
Cash at end of year                                   $   257,224   $   297,209   $    93,943
                                                      ===========   ===========   ===========

Interest paid amounted to approximately $47,709,000, $2,117,000 and $2,315,000 in 2004, 2003 and 2002, respectively. Income taxes paid amounted to approximately $208,397,000, $240,802,000 and $127,376,000 in 2004, 2003 and
2002, respectively.

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2004

1.   Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                     American General Life Insurance Company

2.   Accounting Policies

2.1  Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2004 and 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2  Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2004.

                     American General Life Insurance Company

2.2  Statutory Accounting (continued)

Statutory net income and capital and surplus of the Company at December 31 is as follows:

                                               2004         2003         2002
                                            ----------   ----------   ----------
                                                       (In Thousands)
Statutory net income                        $  567,253   $  134,370   $  536,099
Statutory capital and surplus               $4,705,497   $4,066,448   $3,007,515

For statutory reporting purposes, the merger of AGII into AGL in 2004 was accounted for as a statutory merger. In accordance with statutory merger accounting requirements, statutory net income and capital and surplus for the prior years of 2003 and 2002 were restated to show comparative data.

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                     American General Life Insurance Company

2.3  Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4  Investments

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2004 and 2003. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income
(loss), within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its estimated fair value, and the reduction is recorded as a realized loss.

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Unrealized gains and losses are reflected in income currently.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                     American General Life Insurance Company

2.4  Investments (continued)

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist of equity partnerships and other partnerships not classified elsewhere herein. The equity partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded to investment income, consistent with the equity method of accounting.

Included in partnerships are preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent.

As part of the consolidation of Castle Trust (see Note 2.1), included in partnerships is an investment in commercial aircraft totaling $983.4 million, net of accumulated depreciation of $65.2 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2004 and 2003 were $51.3 million and $13.9 million, respectively.

                     American General Life Insurance Company

2.4  Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio.

At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding as the Company has historically closed out all dollar roll agreements at year-end.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                     American General Life Insurance Company

2.4  Investments (continued)

Realized Investment Results

Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

2.5  Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7  Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposits liabilities were as follows at December 31:

                                                           2004          2003
                                                       -----------   -----------
                                                             (In Thousands)
Future policy benefits:
   Ordinary life                                         4,555,887     4,337,180
   Group life                                               26,346        29,797
   Life contingent group annuities                          89,228        93,072
   Life contingent annuities                             3,746,198     2,799,407
   Terminal funding                                        401,444       414,630
   Accident and health                                     337,158       224,829
                                                       -----------   -----------
Total                                                  $ 9,156,261   $ 7,898,915
                                                       ===========   ===========
Policyholder contract deposits:
   Annuities                                           $32,463,764   $30,891,794
   Corporate-owned life insurance                          376,478       439,088
   Universal life                                        5,598,281     5,228,572
                                                       -----------   -----------
Total                                                  $38,438,523   $36,559,454
                                                       ===========   ===========

                     American General Life Insurance Company

2.7  Policy and Contract Claims Reserves (continued)

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 5.70 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 17.0 percent, grading to zero over a period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 percent and the weighted average rate credited in 2004 was
5.22 percent.

2.8  Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income.

                     American General Life Insurance Company

2.8  Guaranteed Minimum Death Benefits (continued)

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9  Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                     American General Life Insurance Company

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 3 percent of life insurance in force at December 31, 2004.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $60.8 million, $67.9 million and $76.1 million in 2004, 2003 and 2002, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

For the tax years ending December 31, 2004, 2003 and 2002, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

                     American General Life Insurance Company

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures options (short positions on U.S. treasury notes and U.S. long bonds).

The Company recognizes all derivatives in the consolidated balance sheet at fair value and utilizes hedge accounting. This means that, to the extent the hedge is deemed to be effective, the accounting for the derivative mirrors the accounting for the financial instruments being hedged.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability. It is a cash flow hedge if it hedges the variability of cash flows to be received or paid related to a recognized asset or liability. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings to the extent the losses or gains of the hedged asset or liability are so recorded. Certain derivative gains or losses on fair value and cash flow hedges are recorded in other comprehensive income until such point that earnings are affected by the fair value changes and cash flows of the hedged asset or liability.

The Company documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The process includes linking all derivatives that are designated as hedged to specific assets or liabilities on the balance sheet. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values and cash flows of hedged items. On a quarterly basis the Company evaluates and assesses ongoing compliance with regulatory limits on derivative holdings.

                     American General Life Insurance Company

2.13 Derivatives (continued)

During 2004, there were no hedges discontinued or otherwise no longer qualified as hedges. Any gain or loss resulting from such early terminations would be deferred and amortized into income over the remaining term of the hedged instrument. Were such hedged instrument subsequently extinguished or sold, any related gain or loss deferred from the swap would be recognized immediately into income.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                     American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                     American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's results of operations.

     In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's consolidated financial position or results of operations.

In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's consolidated financial position or results of operations.

                     American General Life Insurance Company

3.   Investments

3.1  Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                             2004          2003         2002
                                          ----------   -----------   ----------
                                                      (In Thousands)
Investment income:
   Fixed maturities                       $3,165,313   $2,983,484    $2,789,590
   Equity securities                           8,070       13,148         2,199
   Mortgage loans on real estate             235,321      240,745       226,329
   Investment real estate                     10,265        8,229        15,303
   Policy loans                               99,421      105,214       102,479
   Other long-term investments                85,650      (35,388)      (69,064)
   Short-term investments                     16,697       18,431        23,078
                                          ----------   ----------    ----------
Gross investment income                    3,620,737    3,333,863     3,089,914
Investment expenses                           63,577       45,177        35,384
                                          ----------   ----------    ----------
Net investment income                     $3,557,160   $3,288,686    $3,054,530
                                          ==========   ==========    ==========

The carrying value of investments that produced no investment income during 2004 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2004, 2003 and 2002. During 2004, 2003 and 2002, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                     American General Life Insurance Company

3.2  Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                 2004        2003        2002
                                              ---------   ---------   ---------
                                                        (In Thousands)

Fixed maturities:
   Gross gains                                $ 198,777   $ 357,694   $ 398,239
   Gross losses                                (270,129)   (400,061)   (697,068)
                                              ---------   ---------   ---------
Total fixed maturities                          (71,352)    (42,367)   (298,829)
Equity securities                                 7,041       2,099        (191)
Partnerships                                    (60,101)     (9,424)     (6,145)
Other                                           (33,876)     (7,087)      9,821
                                              ---------   ---------   ---------
Net realized investment losses before tax      (158,288)    (56,779)   (295,344)
Income tax benefit                              (58,523)    (19,873)   (103,370)
                                              ---------   ---------   ---------
Net realized investment losses after tax      $ (99,765)  $ (36,906)  $(191,974)
                                              =========   =========   =========

During 2004, 2003 and 2002, the Company's realized losses included write-downs of $65 million, $274 million and $317 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

                              Less than 12 Months        12 Months or More               Total
                            -----------------------   -----------------------   -----------------------
                                                           (In Thousands)

                               Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
                               Value       Losses        Value       Losses        Value       Losses
                            ----------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities   $4,902,790    $ 99,579    $1,518,651     $78,317    $6,421,441    $177,896
Equity securities                8,754       2,497           101          23         8,855       2,520
                            ----------    --------    ----------     -------    ----------    --------

   Total                    $4,911,544    $102,076    $1,518,752     $78,340    $6,430,296    $180,416
                            ==========    ========    ==========     =======    ==========    ========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2004 and 2003 were as follows:

                                                         Gross        Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                            Cost         Gain         Loss         Value
                                        -----------   ----------   ----------   -----------
                                                           (In Thousands)
December 31, 2004
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $27,206,453   $2,139,206   $ (65,676)   $29,279,983
      Below investment-grade              2,990,210      209,999     (42,729)     3,157,480
   Mortgage-backed securities            12,523,571      347,005     (40,439)    12,830,137
   U.S. government obligations              214,984       31,887        (834)       246,037
   Foreign governments                      411,263       46,495        (207)       457,551
   State and political subdivisions       3,188,957      184,295     (24,610)     3,348,642
   Collateralized bonds                      59,077          160      (2,798)        56,439
   Redeemable preferred stocks               51,712        9,055        (603)        60,164
                                        -----------   ----------   ---------    -----------
Total fixed maturity securities         $46,646,227   $2,968,102   $(177,896)   $49,436,433
                                        ===========   ==========   =========    ===========
Equity securities                       $    48,038   $   24,776   $  (2,520)   $    70,294
                                        ===========   ==========   =========    ===========
Separate account seed money             $    39,758   $    1,735   $      (5)   $    41,488
                                        ===========   ==========   =========    ===========
Investment in ultimate Parent Company   $     8,597   $   44,606   $      --    $    53,203
                                        ===========   ==========   =========    ===========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

                                                         Gross        Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                            Cost         Gain         Loss         Value
                                        -----------   ----------   ----------   -----------
                                                           (In Thousands)
December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $22,652,679   $1,790,509   $ (81,969)   $24,361,219
      Below investment-grade              4,292,052      240,752    (174,159)     4,358,645
   Mortgage-backed securities            12,549,589      322,479    (109,018)    12,763,050
   U.S. government obligations              285,458       33,931      (1,932)       317,457
   Foreign governments                      336,692       37,805        (255)       374,242
   State and political subdivisions       2,955,362      173,207     (17,100)     3,111,469
   Collateralized bonds                      33,233          306        (489)        33,050
   Redeemable preferred stocks               27,946        2,871        (819)        29,998
                                        -----------   ----------   ---------    -----------
Total fixed maturity securities         $43,133,011   $2,601,860   $(385,741)   $45,349,130
                                        ===========   ==========   =========    ===========
Equity securities                       $    93,182   $   13,866   $  (8,525)   $    98,523
                                        ===========   ==========   =========    ===========
Separate account seed money             $    90,670   $    6,000   $  (5,000)   $    91,670
                                        ===========   ==========   =========    ===========
Investment in ultimate Parent Company   $     8,597   $   45,100   $      --    $    53,697
                                        ===========   ==========   =========    ===========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31 were as follows:

                                              2004         2003         2002
                                           ----------   ----------   ----------
                                                       (In Thousands)
Gross unrealized gains                     $3,039,219   $2,666,826   $2,513,951
Gross unrealized losses                      (180,421)    (399,266)    (943,681)
DPAC and other fair value adjustments        (635,113)    (544,476)    (456,081)
Deferred federal income taxes                (788,071)    (609,027)    (406,075)
                                           ----------   ----------   ----------
Net unrealized gains on securities         $1,435,614   $1,114,057   $  708,114
                                           ==========   ==========   ==========

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                                                  2004
                                                       -------------------------
                                                        Amortized       Market
                                                           Cost         Value
                                                       -----------   -----------
                                                             (In Thousands)
Fixed maturity securities, excluding mortgage-
   backed securities:
      Due in one year or less                          $   696,275   $   714,466
      Due after one year through five years              4,183,308     4,499,727
      Due after five years through ten years            11,166,777    11,917,222
      Due after ten years                               18,076,296    19,474,881
Mortgage-backed securities                              12,523,571    12,830,137
                                                       -----------   -----------
Total fixed maturity securities                        $46,646,227   $49,436,433
                                                       ===========   ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $28.7 billion, $31.5 billion and $30.5 billion, during 2004, 2003 and 2002, respectively.

At December 31, 2004, $46.9 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     American General Life Insurance Company

3.4  Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2004 and 2003:

                            Outstanding    Percent of      Percent
                               Amount         Total     Nonperforming
                           -------------   ----------   -------------
                           (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic            $  741            22.3%         0.0%
   Pacific                      572            17.2          0.0
   Mid-Atlantic                 681            20.5          2.1
   East North Central           388            11.7          7.5
   Mountain                     174             5.2          0.0
   West South Central           226             6.8          0.0
   East South Central           246             7.4          0.0
   West North Central           104             3.1         10.4
   New England                  170             5.1          0.0
   Canada                        23             0.7          0.0
Allowance for losses             (0)           (0.0)         0.0
                             ------           -----         ----
Total                        $3,325           100.0%         1.6%
                             ======           =====         ====

Property type:
   Office                    $1,290            38.8%         3.5%
   Retail                       952            28.6          0.0
   Industrial                   419            12.6          0.0
   Apartments                   425            12.8          0.0
   Hotel/motel                   54             1.6         15.4
   Other                        185             5.6          0.0
Allowance for losses             (0)           (0.0)         0.0
                             ------           -----         ----
Total                        $3,325           100.0%         1.6%
                             ======           =====         ====

                     American General Life Insurance Company

3.4  Mortgage Loans on Real Estate (continued)

                            Outstanding    Percent of      Percent
                               Amount         Total     Nonperforming
                           -------------   ----------   -------------
                           (In Millions)
December 31, 2003
Geographic distribution:
   South Atlantic            $  711            24.1%         0.0%
   Pacific                      506            17.1          0.0
   Mid-Atlantic                 506            17.1          0.0
   East North Central           459            15.5          0.0
   Mountain                      70             2.4          0.0
   West South Central           197             6.7          0.0
   East South Central           251             8.5          0.0
   West North Central           121             4.1          0.8
   New England                  139             4.7          0.0
Allowance for losses             (7)           (0.2)         0.0
                             ------           -----
Total                        $2,953           100.0%         0.0%
                             ======           =====

Property type:
   Office                    $1,261            42.7%         0.0%
   Retail                       844            28.5          0.1
   Industrial                   386            13.1          0.0
   Apartments                   312            10.6          0.0
   Hotel/motel                   55             1.9          0.0
   Other                        102             3.4          0.0
Allowance for losses             (7)           (0.2)         0.0
                             ------           -----
Total                        $2,953           100.0%         0.0%
                             ======           =====

Impaired mortgage loans on real estate and related interest income is not material.

                     American General Life Insurance Company

4.   Deferred Policy Acquisition Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                        2004         2003         2002
                                                     ----------   ----------   ----------
                                                                (In Thousands)
Balance at January 1                                 $2,911,767   $2,777,562   $2,752,571
   Capitalization                                       754,087      578,665      460,253
   Accretion of interest/amortization                  (280,898)    (326,641)    (196,028)
   Effect of unrealized gains on securities             (89,827)    (108,572)    (280,942)
   Effect of realized losses (gains) on securities       (2,896)      (9,247)      41,708
                                                     ----------   ----------   ----------
Balance at December 31                               $3,292,233   $2,911,767   $2,777,562
                                                     ==========   ==========   ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period and reduced by $56 million due to improved persistency, offset by a $56 million increase to reflect lower earnings for equity markets.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                         2004       2003       2002
                                                       --------   --------   --------
                                                               (In Thousands)
Balance at January 1                                   $338,520   $351,600   $312,609
   Deferral of renewal commissions                        3,623      5,274      6,391
   Accretion of interest/amortization                   (30,316)    15,612     (2,300)
   Effect of unrealized (gains) losses on securities     12,725    (33,966)    33,700
   Effect of realized losses on securities                  368         --      1,200
                                                       --------   --------   --------
Balance at December 31                                 $324,920   $338,520   $351,600
                                                       ========   ========   ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $21.5 million, $21.0 million, $20.5 million, $19.7 million, and $18.3 million, respectively.

                     American General Life Insurance Company

5.   Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2004 were as follows:

                                                          Return of Net Deposits
                                                           Plus a Minimum Return
                                                          ----------------------
                                                               (In Millions)
Account value                                                  $    43,750
Net amount at risk /(a)/                                             2,199
Average attained age of contract holders                                54
Range of guaranteed minimum return rates                        0.00%-3.00%

/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                                   (In Millions)
                                                                   -------------
Balance at January 1, 2004 /(b)/                                       $ 13
Guaranteed benefits incurred                                              8
Guaranteed benefits paid                                                (11)
                                                                       ----
Balance at December 31, 2004                                           $ 10
                                                                       ====

/(b)/ Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

     . Data used was 1,000 stochastically generated investment performance scenarios.
     .    Mean investment performance assumption was 10%.
     .    Volatility assumption was 16%.
     .    Mortality was assumed to be 70% to 87.5% of the 1983a table.
     .    Lapse rates vary by contract type and duration and range from 5% to
          25%.
     .    The discount rate was 3% to 8%.

                     American General Life Insurance Company

6.   Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                             -------------------
                                                               2004       2003
                                                             --------   --------
                                                                (In Thousands)

Goodwill                                                     $ 39,780   $ 38,973
Computer software, net                                        104,114    121,866
Account receivable from brokers, net                           29,437     84,794
Prepaid expenses                                               36,605     36,869
Property and equipment                                         49,594     61,893
Other                                                          12,740     32,183
                                                             --------   --------
Total other assets                                           $272,270   $376,578
                                                             ========   ========

7.   Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2004. The remaining balance is included in Other Liabilities.

8.   Federal Income Taxes

8.1  Tax Liabilities

Income tax liabilities were as follows:

                                                               December 31
                                                        ------------------------
                                                           2004          2003
                                                        ----------   -----------
                                                             (In Thousands)

Current tax receivables                                 $  (98,435)  $  (19,844)
Net deferred tax liabilities                             1,541,342    1,124,026
                                                        ----------   ----------
   Income tax payable                                   $1,442,907   $1,104,182
                                                        ==========   ==========

                     American General Life Insurance Company

8.1  Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2004         2003
                                                        ----------   -----------
                                                             (In Thousands)

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                    $  998,567   $  997,483
   Basis differential of investments                       190,550       72,232
   Net unrealized gains on debt and equity
      securities available for sale                        882,992      597,954
   Capitalized EDP                                          26,599       30,702
   Prepaid expenses                                         12,803       12,679
   Other                                                    47,492       58,044
                                                        ----------   ----------
Total deferred tax liabilities                           2,159,003    1,769,094

Deferred tax assets applicable to:
   Policy reserves                                        (584,450)    (639,638)
   Other                                                   (33,211)      (5,430)
                                                        ----------   ----------
Total deferred tax assets                                 (617,661)    (645,068)
                                                        ----------   ----------
Net deferred tax liabilities                            $1,541,342   $1,124,026
                                                        ==========   ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future.If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $134 million. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

                     American General Life Insurance Company

8.2  Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                          2004       2003        2002
                                                        --------   --------   ---------
                                                                 (In Thousands)
Income tax at statutory percentage of GAAP
   pretax income                                        $526,571   $450,865   $ 344,654
Non-conventional fuel source credits                     (96,202)   (93,655)   (101,917)
Dividends received deduction                             (19,828)   (18,632)    (21,641)
State taxes                                               11,823      9,114       7,659
Low income housing & other tax credits                    (6,654)    (6,718)     (6,607)
Other current taxes related to IRS settlements               (27)    (6,700)    (46,237)
Prior year true-ups                                      (16,310)    (3,225)     (1,956)
Non-qualifying and incentive stock option adjustments         --     (2,215)     (3,872)
Other                                                       (661)    (2,279)      2,336
                                                        --------   --------   ---------
Income tax expense                                      $398,712   $326,555   $ 172,419
                                                        ========   ========   =========

                     American General Life Insurance Company

9.   Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                            December 31, 2004        December 31, 2003
                                         -----------------------------------------------
                                         Par Value   Book Value   Par Value   Book Value
                                         ---------   ----------   ---------   ----------
                                                          (In Thousands)
American General Corporation,
   9.375%, due 2008                       $  4,725    $  3,932     $  4,725    $  3,795
American General Corporation,
   Promissory notes, 5.50% due 2004             --          --        2,446       2,446
AGC Life, Promissory notes, 6.75%
   due 2005                                116,000     116,000      116,000     116,000
American General Corporation,
   Promissory notes, 2.78% due 2006        415,000     415,000      415,000     415,000
Castle Trust 2, Asset backed notes,
   5.26%, due 2026                          45,990      46,971           --          --
Castle Trust 2, Asset backed notes,
   8.26%, due 2026                          14,497      16,142           --          --
                                          --------    --------     --------    --------
Total notes receivable from affiliates     596,212     598,045      538,171     537,241
                                          ========    ========     ========    ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $67.5 million, $54.4 million and $52.9 million for such services in 2004, 2003 and 2002, respectively. Accounts payable for such services at December 31, 2004 and 2003 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $337.0 million, $311.4 million and $261.3 million for such services and rent in 2004, 2003 and 2002, respectively. Accounts receivable for rent and services at December 31, 2004 and 2003 were not material.

                     American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement at December 31, 2004 totaled $295,000. The Company feels the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                     American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2004, the reserves recorded by AIGC, related to these contracts, totaled $121 million. The Company feels the probability of loss under this agreement is remote.

On June 23, 2003, VALIC, a subsidiary of the Company, extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension was evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension was comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with VALIC (the "Bank"). Pursuant to the terms of the Guaranty, VALIC guaranteed the obligations of other companies (the "LOC Applicants") to the Bank, which obligations were set forth in reimbursement agreements related to standby letters of credit (the "letters of Credit") issued by the Bank. Highstar as a non-controlling partial indirect ownership interest in the LOC Applicants.

The primary beneficiaries of the Letters of Credit are partially owned by the LOC Applicant. If any beneficiary of a Letter of Credit drew against the Letter of Credit, VALIC may have been required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar was obligated to reimburse the Company for any amounts paid by the Company under the Guaranty. Pursuant to the terms of the Guaranty, the Company had a maximum liability of $12.5 million plus cost of enforcement and collection, if any. Interest on the Note, which accrued at a rate of 12% per annum, and a commitment fee of $0.5 million, were due at maturity. VALIC recognized interest income on the Note of $1.9 million and $2.4 million for the years ended December 31, 2004 and 2003, respectively. The Loan matured and the Commitment expired on June 30, 2004. As of June 30, 2004, VALIC had received from Highstar all amounts due under the Note, and Highstar caused the Guaranty to be released by the Bank on that date.

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38 percent secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

                     American General Life Insurance Company

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

10.  Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

11.  Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as hedges of certain financial assets and liabilities as follows:

Derivative Instrument               Hedged Item
---------------------               --------------------------------------------
Interest rate and currency swaps    Private placement bonds
S&P index options                   Equity-indexed policy liabilities on certain
                                       universal life and annuity policies
Treasury note and long bond futures Bonds purchased for short-term (trading)
                                       purposes

Hedge effectiveness is established and documented at inception and is reassessed quarterly by comparing notional amounts and contract terms and maturities for agreement and consistency.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures options, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

                     American General Life Insurance Company

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

The difference between amounts paid and received on swap agreements, measured on the basis of fair value of the swaps, is recorded on an accrual basis as an adjustment to net investment income, policyholder interest expense, or other comprehensive income. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

Swap agreements have terms of two to twenty-two years. There were no gains or losses from early swap terminations deferred in 2004.

                     American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2004              2003
                                                                       ------------------------------------
                                                                                  (In Millions)
Interest rate swap agreements to receive fixed rate:
       Notional amount                                                    $        57      $        71
       Fair value                                                                   4                6
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                           154               97
      Fair Value                                                                  (38)             (16)
Currency swap agreements (receive U.S. dollars/pay Great Britain pounds):
      Notional amount (in U.S. dollars)                                            20                -
      Fair Value                                                                   (2)               -
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                            53               23
      Fair value                                                                   (8)              (4)
Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
      Notional amount (in U.S. dollars)                                            12               12
      Fair value                                                                   (2)              (1)
Currency swap agreements (receive U.S. dollars/pay LIBOR and
   Euro-based floating rate):
      Notional amount (in U.S. dollars)                                            21               21
      Fair value                                                                   (0)              (5)
Combination interest rate and currency swap agreements (receive U.S.
   dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                           100               21
      Fair value                                                                   (8)              (5)

                     American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as fair value hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to effectively match option purchases to policy liabilities and to assess ongoing effectiveness on a periodic basis. Contracts outstanding at December 31 were as follows:

                                                    2004                               2003
                                        ----------------------------         -----------------------------
                                        Notional         Fair Value          Notional           Fair Value
                                        --------         -----------         --------           ----------
                                                                (In Millions)
Calls:
   One-year (or less) contracts          $   100         $      6             $     29            $    4
   Two-year contracts                         13                1                   --                --


11.5 Futures

The Company purchases and sells short futures options (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12.  Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                     American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.



                                                                  2004                             2003
                                                         --------------------------        ----------------------
                                                           Fair           Carrying           Fair       Carrying
                                                          Value            Amount           Value        Amount
                                                         -------         ----------        -------     ----------
                                                                            (In Millions)

Assets
Fixed maturity and equity securities                  $    49,525    $    49,525     $    45,517     $    45,517
Mortgage loans on real estate                               3,532          3,325           3,246           2,954
Policy loans                                                1,777          1,731           1,749           1,706
Short-term investments                                         63             63             112             112
Derivative assets                                              11             11              10              10
Partnerships                                                2,092          2,092           1,896           1,896
Separate account seed money                                    41             41              92              92
Investment in ultimate Parent Company                          53             53              54              54
Notes receivable from affiliates                              598            598             537             537
Securities lending collateral                               9,286          9,286           4,451           4,451
Assets held in separate accounts                           25,537         25,537          22,931          22,931

Liabilities
Investment contracts                                       30,792         33,591          29,176          31,760
Dividend accumulations                                        904            904             901             901
Derivative liabilities                                         58             58              27              27
Securities lending payable                                  9,286          9,286           4,451           4,451
Liabilities related to separate accounts                   25,537         25,537          22,931          22,931

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                     American General Life Insurance Company

Fixed Maturity and Equity Securities (continued)

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                     American General Life Insurance Company

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                     American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $110.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2004.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2004 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

                     American General Life Insurance Company

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. No loans were funded during 2004 or 2003.

Tax credits generated by the production of synthetic fuel are subject to a phase-out provision that gradually reduces tax credits as the annual average wellhead price per barrel of domestic crude oil increases into an inflation-adjusted phase-out range. For 2003 and 2004, the tax credit would have begun to phase-out when the annual average wellhead price per barrel of domestic crude oil exceeded $50.14 per barrel and $51.35 per barrel, respectively. The 2005 phase-out range will be calculated using inflation rates published in 2006 by the Internal Revenue Service. If domestic crude oil prices remain high in 2005, the tax credits and net income generated by the investments may be reduced substantially.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes one risk from the 1996 underwriting year as well.

Net premiums and losses retained by the Company, after retro-cessions to variable quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2004 and 2003, the Company recorded charges of $20.7 million and $0 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $ 62.0 million and $ 137.4 million at December 31, 2004 and 2003, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

                     American General Life Insurance Company

14.  Reinsurance

Reinsurance transactions for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                                                                Percentage
                                                  Ceded to         Assumed                      of Amount
                                                    Other         From Other                     Assumed
                                   Gross Amount   Companies        Companies    Net Amount       to Net
                                   ------------   ------------    ----------    ------------    ----------
                                                               (In Thousands)
December 31, 2004
Life insurance in force            $410,133,222   $314,611,320    $2,814,650    $ 98,336,552      2.86%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,898,236        395,625         9,307       1,511,918      0.62%
   Accident and health insurance         25,374          2,999         1,129          23,504      4.80%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,923,610   $    398,624    $   10,436    $  1,535,422      0.68%
                                   ============   ============    ==========    ============
December 31, 2003
Life insurance in force            $314,862,729   $211,992,953    $2,628,269    $105,498,045      2.49%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,758,005        305,828         6,641       1,458,818      0.46%
   Accident and health insurance         24,827         (6,252)       (7,296)         23,783    -30.68%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,782,832   $    299,576    $     (655)   $  1,482,601     -0.04%
                                   ============   ============    ==========    ============

December 31, 2002
Life insurance in force            $278,188,433   $170,693,613    $2,407,609    $109,902,429      2.19%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,760,974        397,686        21,125       1,384,413      1.53%
   Accident and health insurance         25,713            983          (583)         24,147     -2.41%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,786,687   $    398,669    $   20,542    $  1,408,560      1.46%
                                   ============   ============    ==========    ============

Reinsurance recoverable on paid losses was approximately $47.5 million, and $47.5 million, at December 31, 2004 and 2003, respectively. Reinsurance recoverable on unpaid losses was approximately $77.7 million, and $150.2 million at December 31, 2004 and 2003, respectively.

                     American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15.  Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $300 million, $0 million and $445 million in dividends on common stock to the Parent Company in 2004, 2003 and 2002, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2004, 2003 and 2002.

On December 31, 2002, the Parent contributed to the Company a 100 percent interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2004, approximately $9.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                     American General Life Insurance Company

16.  Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                               Revenues                Income Before Taxes                 Earnings
                      --------------------------    --------------------------    --------------------------
                       2004      2003      2002      2004      2003      2002      2004      2003      2002
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
                                                           (In Millions)
Retirement Services   $2,531    $2,301    $2,133    $1,116    $  878    $  772    $  774    $  593    $  552
Life Insurance         3,855     3,568     3,235       546       467       508       435       406       452
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
Total divisions        6,386     5,869     5,368     1,662     1,345     1,280     1,209       999     1,004
Realized investment
 gains (losses)         (158)      (57)     (295)     (158)      (57)     (295)     (103)      (37)     (192)
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
Total consolidated    $6,228    $5,812    $5,073    $1,504    $1,288    $  985    $1,106    $  962    $  812
                      ======    ======    ======    ======    ======    ======    ======    ======    ======

                                      F-52

                     American General Life Insurance Company

16.  Division Operations (continued)

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                              Assets           Liabilities
                                        -----------------   -----------------
                                                      December 31
                                        -------------------------------------
                                          2004      2003      2004      2003
                                        -------   -------   -------   -------
                                                    (In Millions)
Retirement Services                     $68,052   $58,738   $63,063   $54,213
Life Insurance                           30,264    27,273    25,083    22,839
                                        -------   -------   -------   -------
Total consolidated                      $98,316   $86,011   $88,146   $77,052
                                        =======   =======   =======   =======

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          PART A: None

          PART B:

          (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

               Report of Independent Registered Public Accounting Firm Statement of Net Assets
               Statement of Operations
               Statement of Changes in Net Assets
               Notes to Audited Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company:

               Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Shareholder's Equity
               Consolidated Statements of Comprehensive Income
               Consolidated Statements of Cash Flows
               Notes to Consolidated Financial Statements

          PART C: None

     (b)  Exhibits.

1    (a)  American General Life Insurance Company of Delaware Board of Directors
          resolution authorizing the establishment of Separate Account D. (1)

     (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

     (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2    None

3    (a)  (i)  Distribution Agreement dated March 24, 1993 between American
               General Securities Incorporated and American General Life
               Insurance Company. (4)

          (ii) (A) Form of Master Marketing and Distribution Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

               (B)  (1)  Master Marketing and Distribution Agreement by and
                         among American General Life Insurance Company, American General

                         Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                    (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

               (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

     (b) (i) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

          (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (12)

     (c)  (i)  Trust Participation Agreement. (5)

          (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

          (iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

          (iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

3    (c)  (v)  First Amendment to Participation Agreement among American General
               Life Insurance Company, American General Securities Incorporated,
               American General Distributors, Inc., WM Variable Trust and WM
               Funds Distributor, Inc., dated November 1, 2000. (12)

     (d) (i) Agreement respecting certain indemnifications given by Sierra Investment Advisors Corporation and Sierra Investment Services Corporation to American General Life Insurance Company and American General Securities Incorporated. (5)

          (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

          (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4    (a)  Specimen form of Combination Fixed and Variable Annuity Contract (Form
          No. 97010). (8)

     (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

     (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

     (d)  Form of Qualified Contract Endorsement. (6)

     (e)  (i)  (A)  Specimen form of Individual Retirement Annuity Disclosure
                    Statement available under Contract Form No. 97010 and Contract Form No. 97011.
                    (Filed herewith)

               (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. (Filed herewith)

          (ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

          (iii) Specimen form of IRA Instruction Form. (6)

5    (a)  (i)  Specimen form of Application for Contract Form No. 97010 and
               Contract Form No. 97011. (8)

          (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

          (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

          (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

          (v) (A) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (11)

               (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

               (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

               (G)  Specimen form of Oregon Application (Form No. 8908-38 REV
                    0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

          (vi) Specimen form of SNAP Annuity Ticket application. (8)

     (b)  (i)  Election of Annuity Payment Option/Change Form. (5)

          (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

     (c) (i) Contract Service Request, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (8)

          (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

          (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011.
               (9)

          (iv) (A) Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (11)

               (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

               (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (13)

               (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

          (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

          (vi) Form of Transaction Request Form. (6)

6    (a)  Amended and Restated Articles of Incorporation of American General
          Life Insurance Company, effective December 31, 1991. (2)

     (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (7)

7    None

8    (a)  Form of Letter Agreement between Sierra Investment Services
          Corporation and American General Life Insurance Company regarding expenses. (8)

     (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
          (11)

     (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

     (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (Filed herewith)

9    Opinion and consent of Counsel. (8)

10   Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11   None

12   None

13   (a)  (i)  (A)  Computations of hypothetical historical standardized average annual total returns for the Global Money Fund Division,
                    available under Contract Form No. 97010 and Contract Form
                    No. 97011 for the one year period ended December 31, 1996.
                    (8)

               (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

          (ii) (A) Computations of hypothetical historical non-standardized total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

               (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

          (iii)(A) Computations of hypothetical historical non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

               (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

          (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

          (v) (A) Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

               (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

               (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14   Not Applicable.

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-47730) of American General Life Insurance Company Separate Account D filed on April 5, 2001.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
-------------------         ----------------------------------------------------

Rodney O. Martin, Jr.       Director, Chairman of the Board of Directors,
2929 Allen Parkway          President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz              Director and Chairman-Affluent & Corporate Markets
830 Third Avenue            Profit Center
New York, NY 10022

David L. Herzog             Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President-AIG Life Brokerage Profit Center
750 West Virginia Street    and Chief Executive Officer-AIG Life Brokerage
Milwaukee, WI 53204         Profit Center

Royce G. Imhoff, II         Director, President-Affluent & Corporate Markets
2929 Allen Parkway          Profit Center and Chief Executive Officer-Affluent &
Houston, TX 77019           Corporate Markets Profit Center

Donald P. Kanak, Jr.        Director
70 Pine Street
New York, NY 10270

Richard J. Miller           Director, President-Independent Advisory Network
2929 Allen Parkway          Profit Center and Chief Executive
Houston, TX 77019           Officer-Independent Advisory Group

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director, Chief Administrative Officer and Executive
2929 Allen Parkway          Vice President
Houston, TX 77019

Martin J. Sullivan          Director
70 Pine Street
New York, NY 10270

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
-------------------         ----------------------------------------------------
Christopher J. Swift        Director, Chief Financial Officer and Executive Vice
2929 Allen Parkway          President
Houston, TX 77019

James W. Weakley            Director, President-Worksite Solutions Profit Center
2929 Allen Parkway          and Chief Executive Officer-Worksite Solutions
Houston, TX 77019           Profit Center

Thomas L. Booker            President-Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Chief Information Officer and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President-Independent Advisory Group
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard        Senior Vice President-Accident & Health
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
-------------------         -----------------------------------------------
James A. Galli              Senior Vice President
830 Third Avenue
New York, NY 10022

William F. Guterding        Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi            Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
-------------------         ---------------------------------------
Dennis H. Roberts           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele            Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan               Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
-------------------         ---------------------------------------
Robert W. Chesner           Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis             Vice President
205 E. 10th Street
Amarillo, TX 79101

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan          Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer              Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling              Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel             Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington         Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison            Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty               Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig              Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby              Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman            Vice President
1 Chase Manhattan Place
New York, NY 10005

Charles L. Levy             Vice President
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley               Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers             Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President
2727 Allen Parkway
Houston, TX 77019

Gordon S. Massie            Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall            Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland        Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral               Vice President-Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols             Vice President
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen         Vice President
2929 Allen Parkway
Houston, TX 77019

John W. Penko               Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Dale W. Sachtleben          Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage              Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott            Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires              Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
#1 Franklin Square
Springfield, IL 62713

Alan Vale                   Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
#1 Franklin Square
Springfield, IL 62713

Bridgette Wilson            Vice President
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of American General Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

----------------------------------------------------------------------------------------------------
                                                                                         % of Voting
                                                                                         Securities
                                                                                        Owned by its
                                                                      Jurisdiction of     Immediate
Name of Corporation*                                                   Incorporation       Parent
----------------------------------------------------------------------------------------------------
American General Corporation                                          Texas                 100%
----------------------------------------------------------------------------------------------------
   American General Bancassurance Services, Inc.                      Illinois              100%
----------------------------------------------------------------------------------------------------
      USMRP, Ltd.                                                     Turks & Caicos        100%
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
   AGC Life Insurance Company                                            Missouri             100%
----------------------------------------------------------------------------------------------------
      AIG Life of Bermuda, Ltd.                                          Bermuda              100%
----------------------------------------------------------------------------------------------------
      American General Life and Accident Insurance Company               Tennessee            100%
----------------------------------------------------------------------------------------------------
      American General Life Insurance Company                            Texas                100%
----------------------------------------------------------------------------------------------------
         American General Annuity Service Corporation                    Texas                100%
----------------------------------------------------------------------------------------------------
         American General Enterprise Services, LLC                       Delaware             100%
----------------------------------------------------------------------------------------------------
         American General Equity Services Corporation                    Delaware             100%
----------------------------------------------------------------------------------------------------
         American General Life Companies, LLC                            Delaware             100%
----------------------------------------------------------------------------------------------------
         American General Life Insurance Company of New York             New York             100%
----------------------------------------------------------------------------------------------------
         The Variable Annuity Life Insurance Company                     Texas                100%
----------------------------------------------------------------------------------------------------
               VALIC Retirement Services Company                         Texas                100%
----------------------------------------------------------------------------------------------------
               VALIC Trust Company                                       Texas                100%
----------------------------------------------------------------------------------------------------
         American General Property Insurance Company                     Tennessee          51.85%**
----------------------------------------------------------------------------------------------------
            American General Property Insurance Company of Florida       Florida              100%
----------------------------------------------------------------------------------------------------
         AIG Annuity Insurance Company                                   Texas                100%
----------------------------------------------------------------------------------------------------
         North Central Life Insurance Company                            Minnesota            100%
----------------------------------------------------------------------------------------------------
            North Central Caribbean Life, Ltd.                           Nevis                100%
----------------------------------------------------------------------------------------------------
   The Old Line Life Insurance Company of America                        Wisconsin            100%
----------------------------------------------------------------------------------------------------
   The United States Life Insurance Company in the City of New York      New York             100%
----------------------------------------------------------------------------------------------------

*Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**Also owned 48.15% by American General Life and Accident Insurance Company.

Item 27. Number of Contract Owners

As of April 15, 2005, there were 13,128 owners of the Contracts, of which 4,282 were qualified Contracts and 8,846 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or

(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this

Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
------------------       -------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-Money

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
------------------       -------------------------------------------------------
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts Pursuant Section 26(C)(2)(A) Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2005.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND CONTROLLER

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        ----------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                Title                 Date
---------                -----                 ----


/s/                      Director, Chairman    April 29, 2005
----------------------   President and Chief
RODNEY O. MARTIN, JR.    Executive Officer


/s/                      Director and Chief    April 29, 2005
----------------------   Financial Officer
CHRISTOPHER J. SWIFT


/s/                      Director              April 29, 2005
----------------------
M. BERNARD AIDINOFF


/s/                      Director              April 29, 2005
----------------------
DAVID J. DIETZ


/s/                      Director              April 29, 2005
----------------------
DAVID L. HERZOG


/s/                      Director              April 29, 2005
----------------------
RICHARD A. HOLLAR


/s/                      Director              April 29, 2005
----------------------
ROYCE G. IMHOFF II


/s/                      Director              April 29, 2005
----------------------
DONALD P. KANAK, JR.

Signature                Title                 Date
---------                -----                 ----


/s/                      Director              April 29, 2005
----------------------
RICHARD J. MILLER


/s/                      Director              April 29, 2005
----------------------
ERNEST T. PATRIKIS


/s/                      Director              April 29, 2005
----------------------
GARY D. REDDICK


/s/                      Director              April 29, 2005
----------------------
MARTIN J. SULLIVAN


/s/                      Director              April 29, 2005
----------------------
JAMES W. WEAKLEY

                               INDEX TO EXHIBITS

EXHIBIT NO.

4.(e)(i)(A)   Specimen form of Individual Retirement Annuity Disclosure
              Statement available under Contract Form No. 97010 and Contract
              Form No. 97011.

4.(e)(i)(B)   Specimen form of Roth Individual Retirement Annuity Disclosure
              Statement available under Contract Form No. 97010 and Contract
              Form No. 97011.

8(d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004.

10.           Consent of Independent Registered Public Accounting Firm.